                                                             Investment
                                                             Portfolios
                                                             offered by
                                                             BlackRock Provident
                                                             Institutional Funds

                                                             Annual Report
                                                             October 31, 2001


                                                        [LOGO] BlackRock

                                    [GRAPHIC]


--------------------------------------------------------------------------------

  [LOGO] BlackRock                                 100 Bellevue Parkway
                                                              4th Floor
                                                   Wilmington, DE 19809
                                                         (302) 797-2000
                                                          www.brpif.com

                                                              November 26, 2001

Dear Shareholder:

   We are pleased to present the Annual Report to Shareholders of BlackRock Provident Institutional Funds for the period ended October 31, 2001.

   Included is the Investment Adviser's Report with commentary on the current status of the United States economy and the performance and asset growth in our Funds, including the impact of the events of September 11/th/.

   BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.


                                     Sincerely,
                                     /s/ Ralph Schlosstein
                                     Ralph Schlosstein
                                     Chairman & President

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
                    Annual Report of the Investment Adviser

Prior to September 11, the U.S. economy was experiencing an extended slowdown, most notably in the manufacturing sector. The nation's gross domestic product
(GDP) had grown by less than 2.0% in each of the preceding four quarters, as inventories and business spending on capital equipment fell sharply. The consumer's willingness to spend, despite growing job insecurity, remained the one bright spot and kept the economy from falling into a recession. Everything changed on September 11, however, as the consumer, businesses, and even the economy paused to reflect. By the end of October, it became quite clear that the tragic and far reaching effects of September 11 would deepen and extend the period of economic weakness. October's report on third quarter GDP revealed that the economy shrank by 0.4%, the first decline since 1993. Estimates for the fourth quarter suggest an even steeper decline, thereby meeting the common definition of a recession--two consecutive quarters of negative GDP growth.

To combat the weakness in the economy, the Federal Reserve acted early and often in 2001. Following a 50 basis point cut on January 3, the Fed eased monetary policy eight more times by October, for a total reduction of 400 basis points. The 2.5% federal funds rate achieved on October 2 was the lowest level since the Kennedy administration in 1962. Money market yields declined in tandem with the Fed's rate cuts. Early in the year, the short-term yield curve was inverted, with one-year securities trading 50 basis points below overnight repurchase agreements. By October, the yield curve had flattened to almost no spread, as yet another Fed action in November was anticipated. Yield spreads between corporate issuers and government agencies remained very narrow. Treasuries stayed in demand and supply continued to contract. Following the retirement of the one-year bill offering in the first quarter, the Treasury Department surprised the market in October by also ending the issuance of the benchmark 30-year bond.

The Trust's ten money market portfolios experienced strong asset gains during the year ended October 31, 2001. Total assets closed at $46.9 billion, up $18 billion from a year earlier, as the sharp decline in short-term interest rates and investor concerns about credit quality and liquidity moved money into the funds. For most of the period, the funds maintained moderately extended average weighted maturities to capture yield and reduce reinvestment risk. In the month after the September 11 tragedy, the funds shortened their positions slightly, ending the period in a 45-55 day range. Recent investments were generally in one to six-month maturities, as yields under 2.0% in the one-year area were considered too expensive. Credit quality continued to be a critical issue and the funds frequently opted for government obligations versus corporates, at virtually no yield concession. The nine reductions in short-term interest rates this year kept the funds' yields very competitive to direct market alternatives during the period. Longer maturing securities bought in the first quarter, for example, at yields of 5.0% benefited the funds' performance when rates subsequently fell to 4.0% and then 3.0% by the end of the third quarter. On October 31, the one-day yields on TempFund and TempCash were 2.66% and 2.71%, respectively, while overnight rates approximated 2.45%. The municipal market also continued to focus on credit issues, particularly after the California utility crisis early in the year and the September 11 attacks. Close scrutiny was paid in particular to bank enhancements, bond insurers and specific issuers like airport authorities who might be impacted by the sharp slowdown since September.

The September 11 terrorist attacks on the United States were an unprecedented shock to our nation and the financial markets. We are very fortunate to be able to report that all our employees are safe, that our systems have remained fully operational and that the custody and safekeeping of the Funds' assets have not been affected. We value your continued interest in the BlackRock Provident Institutional Funds and look forward to meeting your institutional liquidity needs in the future.

                                 BlackRock Institutional Management Corporation

                    BlackRock Provident Institutional Funds
                              TempFund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                   Par
                     Maturity     (000)               Value
                    --------    --------  ------------------------------
       AGENCY OBLIGATIONS--16.2%
       Federal Home Loan Bank--3.5%
         Federal Home Loan Bank Bonds
          3.37%     11/23/01    $200,000                   $ 199,588,111
          3.21%     12/07/01     600,000                     598,077,000
          6.75%     02/01/02      50,000                      50,212,482
          4.98%     02/05/02     150,000                     149,992,110
         Federal Home Loan Bank Discount Notes
          2.31%     01/11/02     135,000                     134,384,962

                                          ------------------------------
                                                           1,132,254,665

                                          ------------------------------
       Federal Home Loan Mortgage Corporation
        Discount Notes--8.3%
          3.52%     11/01/01     250,000                     250,000,000
          3.53%     11/01/01      53,000                      53,000,000
          4.62%     11/16/01     484,252                     483,319,815
          3.21%     12/13/01     347,330                     346,031,275
          2.32%     12/20/01     300,000                     299,052,667
          2.29%     01/10/02     652,650                     649,743,895
          2.25%     01/30/02      95,558                      95,020,486
          4.00%     04/25/02     308,500                     302,501,389
          3.59%     06/20/02      81,007                      79,140,936
          6.63%     08/15/02     114,520                     116,941,444

                                          ------------------------------
                                                           2,674,751,907

                                          ------------------------------
       Federal National Mortgage Association
        Discount Notes--4.4%
          3.37%     11/21/01     100,000                      99,812,778
          3.37%     11/29/01     405,263                     404,200,761
          4.58%     12/19/01     200,000                     198,778,667
          4.00%     04/11/02     200,000                     196,422,222
          3.30%     05/24/02     100,000                      98,130,000
          3.58%     06/14/02     234,000                     228,756,937
          6.75%     08/15/02     167,000                     170,715,720

                                          ------------------------------
                                                           1,396,817,085

                                          ------------------------------
           TOTAL AGENCY OBLIGATIONS
            (Cost $5,203,823,657)                        5,203,823,657

                                          ------------------------------
       CERTIFICATES OF DEPOSIT--8.8%
       Domestic Certificates of Deposit
         Bank of America N.A. (A-1+, P-1)
          3.93%     06/18/02      50,000                      49,977,245
         Bank One Illinois (A-1, P-1)
          2.17%     01/30/02     400,000                     400,000,000
         Bank One N.A. (A-1, P-1)
          4.64%     04/19/02     250,000                     249,988,792
          3.69%     09/17/02     150,000                     149,980,777
         Chase Manhattan Bank USA N.A. (A-1+, P-1)
          2.50%     11/06/01     500,000                     500,000,000
         Citibank N.A. (A-1+, P-1)
          2.11%     02/01/02      50,000                      50,000,000
          2.09%     02/04/02     365,000                     365,000,000

                                           Par
                            Maturity      (000)        Value
                           --------     --------   --------------
               CERTIFICATES OF DEPOSIT (continued)
               Domestic Certificates of Deposit (continued)
                 First Tennessee Bank N.A. (A-1, P-1)
                  2.38%    01/11/02    $200,000    $  200,000,000
                 Harris Trust & Savings Bank (A-1+, P-1)
                  3.73%    12/18/01      80,000        80,000,000
                 Marshall & Ilsley Bank (A-1, P-1)
                  4.19%    07/31/02     100,000       100,007,225
                 U.S. Bank N.A. (A-1, P-1)
                  2.29%    02/04/02     250,000       250,000,000
                  2.15%    02/28/02     250,000       250,000,000
                 Wilmington Trust Corporation (A-1, P-1)
                  3.57%    12/03/01     175,000       175,014,961

                                                   --------------
                   TOTAL CERTIFICATES OF
                    DEPOSIT (Cost $2,819,969,000)  2,819,969,000

                                                   --------------
               COMMERCIAL PAPER--39.6%
               Asset Backed Securities--25.0%
                 Amsterdam Funding Corp. (A-1, P-1)
                  2.50%    11/02/01      75,000        74,994,792
                  2.53%    11/05/01      48,714        48,700,306
                  2.50%    11/07/01     170,504       170,432,957
                  2.50%    11/08/01     140,000       139,931,944
                  2.50%    11/09/01      25,330        25,315,928
                  2.48%    11/14/01      50,000        49,955,222
                  2.42%    11/19/01     100,000        99,879,000
                 Atlantis One Funding Corp. (A-1+, P-1)
                  2.49%    12/12/01     174,082       173,588,332
                  2.34%    01/15/02     240,000       238,830,000
                 Barton Capital Corp. (A-1+, P-1)
                  2.50%    11/07/01     133,033       132,977,570
                  2.50%    11/08/01      55,707        55,679,920
                  2.50%    11/09/01      35,229        35,209,428
                  2.50%    11/13/01      65,672        65,617,273
                  2.43%    11/14/01     108,381       108,285,896
                 Bavaria Universal Funding (A-1, P-1)
                  2.56%    11/01/01      90,996        90,996,000
                  2.58%    11/01/01      75,000        75,000,000
                  2.50%    11/07/01      48,516        48,495,785
                  2.50%    11/09/01      55,498        55,467,168
                  2.50%    11/14/01      39,322        39,286,501
                  2.48%    11/16/01     148,381       148,227,673
                 Ciesco LP (A-1+, P-1)
                  2.47%    11/28/01      58,715        58,606,230
                  2.18%    01/09/02     100,000        99,582,167
                 Corporate Asset Funding Corp. (A-1+, P-1)
                  2.52%    11/09/01     100,000        99,944,000
                 Corporate Receivable Corp. (A-1+, P-1)
                  2.45%    11/02/01     100,000        99,993,194
                  2.40%    12/21/01     100,000        99,666,667
                  2.20%    01/08/02     100,000        99,584,444

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                          Par
                            Maturity     (000)         Value
                           --------     --------  ---------------
              COMMERCIAL PAPER (continued)
              Asset Backed Securities (continued)
                CXC Inc. (A-1+, P-1)
                 2.46%     12/06/01    $100,000   $    99,760,833
                 2.63%     12/14/01     200,000       199,371,722
                 2.40%     12/19/01     200,000       199,360,000
                 2.45%     12/20/01     100,000        99,666,528
                 2.63%     12/20/01     125,000       124,552,535
                 2.35%     01/18/02     200,000       198,981,667
                 2.18%     01/24/02     150,000       149,237,000
                Delaware Funding Corp. (A-1+, P-1)
                 2.50%     11/07/01     143,563       143,503,182
                 2.42%     11/20/01     111,245       111,102,915
                Edison Asset Securitization LLC
                 (A-1+, P-1)
                 2.45%     11/15/01     350,000       349,666,528
                 3.38%     12/05/01     250,000       249,201,944
                 2.37%     12/07/01     200,000       199,526,000
                 2.37%     12/14/01     200,000       199,433,833
                Fcar Owner Trust (A-1+, P-1)
                 2.50%     11/13/01     291,000       290,757,500
                 2.37%     11/29/01     350,000       349,354,833
                 2.54%     12/07/01     200,000       199,492,000
                Grand Funding Corp. (A-1+, P-1)
                 2.5%      11/01/01      50,000        50,000,000
                 2.5%      11/09/01      30,000        29,983,333
                Moat Funding LLC (A-1+, P-1)
                 2.52%     11/01/01     100,000       100,000,000
                 2.49%     11/14/01     100,000        99,910,083
                 2.13%     01/17/02      35,000        34,840,546
                Old Line Funding Corp (A-1+, P-1)
                 2.50%     11/09/01      89,071        89,021,516
                Park Avenue Receivables (A-1, P-1)
                 2.50%     11/02/01      37,725        37,722,380
                 2.47%     11/15/01      99,696        99,600,236
                 2.47%     11/16/01     100,225       100,121,852
                 2.10%     01/29/02      63,052        62,724,655
                Sheffield Receivables Corp. (A-1+, P-1)
                 2.50%     11/02/01     100,000        99,993,056
                 2.55%     11/14/01     100,000        99,907,917
                 2.36%     11/26/01     295,400       294,915,872
                Special Purpose Accounts Receivables Corp.
                 (A-1, P-1)
                 2.20%     01/11/02      75,000        74,674,583
                Trident Capital Finance (A-1+, P-1)
                 2.52%     11/01/01     100,000       100,000,000
                 2.52%     11/02/01     300,000       299,979,000
                 2.65%     11/06/01     142,000       141,947,736
                Triple A One Funding Corp. (A-1, P-1)
                 2.50%     11/07/01      52,230        52,208,238
                 2.50%     11/08/01      43,760        43,738,728
                 2.50%     11/09/01      70,174        70,135,014
                Variable Funding Capital Corp. (A-1, P-1)
                 2.50%     11/02/01     153,500       153,489,340
                 2.20%     01/08/02      65,000        64,729,889

                                          Par
                            Maturity     (000)         Value
                           --------     --------  ---------------
              COMMERCIAL PAPER (continued)
              Asset Backed Securities (continued)
                Windmill Funding Corp. (A-1+, P-1)
                 2.50%     11/08/01    $125,000   $   124,939,236
                 2.49%     11/09/01     100,000        99,944,667

                                                  ---------------
                                                    8,021,745,294

                                                  ---------------
              Banks--3.8%
                Forrestal Funding Master Trust (A-1+, P-1)
                 2.52%     11/06/01     226,463       226,383,738
                 2.52%     11/07/01     400,000       399,832,000
                 2.49%     11/09/01     100,000        99,944,667
                 2.49%     11/09/01     200,000       199,889,333
                 2.46%     11/16/01     300,000       299,692,500

                                                  ---------------
                                                    1,225,742,238

                                                  ---------------
              Cigarettes--0.8%
                Philip Morris Companies Inc. (A-1, P-1)
                 2.50%     11/01/01      20,000        20,000,000
                 2.51%     11/01/01      50,000        50,000,000
                 2.50%     11/02/01     150,000       149,989,583
                 2.50%     11/05/01      22,650        22,643,708

                                                  ---------------
                                                      242,633,291

                                                  ---------------
              Communication Services--0.7%
                Cingular Wireless (A-1, P-1)
                 2.52%     11/06/01      40,000        39,986,000
                 2.47%     11/08/01      54,175        54,148,981
                 2.52%     11/09/01      39,000        38,978,160
                 2.40%     11/13/01      28,200        28,177,440
                 2.40%     11/21/01      25,000        24,966,667
                 2.40%     11/21/01      30,000        29,960,000

                                                  ---------------
                                                      216,217,248

                                                  ---------------
              Dairy Products--0.6%
                Kraft Foods Inc. (A-1, P-1)
                 2.51%     11/01/01     100,000       100,000,000
                 2.50%     11/02/01     100,000        99,993,056

                                                  ---------------
                                                      199,993,056

                                                  ---------------
              Insurance Agents, Brokers & Services--0.8%
                Marsh & McLenan Companies, Inc.
                 (A-1+, P-1)
                 2.25%     01/09/02     169,493       168,762,061
                Marsh USA Inc. (A-1+, P-1)
                 2.13%     01/18/02      50,225        49,993,212
                 2.09%     01/24/02      17,061        16,977,799

                                                  ---------------
                                                      235,733,072

                                                  ---------------
              Insurance Carriers--0.2%
                Aegon Funding Corporation (A-1+, P-1)
                 2.27%     02/04/02      45,000        44,730,438

                                                  ---------------
              Security Brokers & Dealers--2.3%
                Goldman Sachs Group, Inc. (A-1+, P-1)
                 2.30%     01/31/02     250,000       248,546,528

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                            Par
                             Maturity      (000)         Value
                            --------     --------   ----------------
            COMMERCIAL PAPER (continued)
            Security Brokers & Dealers (continued)
              Morgan Stanley Dean Witter & Co.
               (A-1+, P-1)
               2.55%        11/09/01    $500,000    $    499,716,667

                                                    ----------------
                                                         748,263,195

                                                    ----------------
            Services--Equipment Rental & Lease--0.9%
              HD Real Estate Funding Corp. (A-1+, P-1)
               3.92%        11/20/01     300,000         299,379,333

                                                    ----------------
            Short Term Business Credit Institutions--3.7%
              CIT Group Holdings, Inc. (A-1, P-1)
               2.50%        12/19/01     100,000          99,666,667
               2.50%        12/27/01     300,000         298,833,333
              General Electric Capital Corp. (A-1+, P-1)
               2.45%        12/26/01     200,000         199,251,389
               3.68%        02/14/02     300,000         296,780,000
              General Electric Credit International
               (A-1+, P-1)
               3.54%        11/02/01      80,000          79,992,133
               2.82%        12/18/01      50,000          49,815,917
               2.46%        12/26/01     150,000         149,436,250
              Heller Financial Inc.
               2.53%        01/28/02      25,000          25,047,323

                                                    ----------------
                                                       1,198,823,012

                                                    ----------------
            Telephone Communications--0.8%
              BellSouth Corporation (A-1, P-1)
               3.27%        12/10/01     100,000          99,645,750
              SBC Communications Inc. (A-1+, P-1)
               2.07%        02/06/02     100,000          99,442,250
               2.07%        02/07/02      70,000          69,605,550

                                                    ----------------
                                                         268,693,550

                                                    ----------------
                TOTAL COMMERCIAL PAPER
                 (Cost $12,701,953,727)             12,701,953,727

                                                    ----------------
            U.S. TREASURY BILLS--1.3%
               2.08%        01/24/02     400,000
                (Cost $398,058,667)                     398,058,667

                                                    ----------------
            TIME DEPOSITS--0.2%
              Fifth Third Bank (A-1+, P-1)
               2.69%        11/01/01      74,000
                (Cost $74,000,000)                      74,000,000

                                                    ----------------
            VARIABLE RATE OBLIGATIONS--12.6%
            Banks--7.7%
              American Express Centurion Bank
               (A-1, P-1)
               2.55%(b)     11/01/01     150,000         150,000,000
               2.62%(b)     11/05/01      75,000          75,001,153
               2.53%(b)     11/06/01     100,000         100,000,000
               2.51%(b)     11/13/01     100,000         100,000,000

                                            Par
                             Maturity      (000)         Value
                           --------      --------   ----------------
           VARIABLE RATE OBLIGATIONS (continued)
           Banks (continued)
             Bank of America, N.A. (A-1+, P-1)
              3.62%(b)     11/20/01     $100,000    $    100,089,923
              3.22%(b)     12/14/01       80,000          80,083,939
             Bank One N.A. (A-1, P-1)
              2.56%(b)     11/01/01      300,000         299,988,493
             First Union National Bank (A-1, P-1)
              2.44%(b)     11/26/01      400,000         400,000,000
              3.16%(b)     12/14/01      200,000         200,024,763
             Fleet National Bank (A-1, P-1)
              2.54%(b)     11/19/01       50,000          50,010,212
             J.P. Morgan Chase & Co. (A-1+, P-1)
              2.58%(b)     01/08/02       50,000          50,069,174
             National City Bank (Cleveland) (A-1, P-1)
              2.56%(b)     11/01/01      250,000         249,984,656
             SMM Trust Series 2000M (A-1+, P-1)
              3.36%(b)     12/13/01      171,000         171,000,000
             SMM Trust Series 2001G (A-1+, P-1)
              3.46%(b)     12/04/01      446,957         446,957,000

                                                    ----------------
                                                       2,473,209,313

                                                    ----------------
           Miscellaneous Business Credit Institutions--2.8%
             Associates Corp. of North America
              (A-1+, P-1)
              3.78%(b)     11/01/01      128,700         128,796,720
              3.72%(b)     11/05/01      368,850         368,972,113
              3.63%(b)     11/23/01       99,000          99,056,110
             Wells Fargo Financial Inc. (A-1+, P-1)
              2.33%(b)     01/11/02      300,000         299,960,917

                                                    ----------------
                                                         896,785,860

                                                    ----------------
           Security Brokers & Dealers--2.1%
             Merrill Lynch & Co., Inc. (A-1+, P-1)
              3.57%(b)     11/14/01      219,000         219,000,718
              2.38%(b)     01/14/02      300,000         299,986,685
             Salomon Smith Barney Holdings, Inc.
              (A-1, P-1)
              3.84%(b)     11/05/01       50,000          50,048,268
              2.81%(b)     01/02/02       16,000          16,021,208
              2.49%(b)     01/28/02      100,000         100,095,121

                                                    ----------------
                                                         685,152,000

                                                    ----------------
               TOTAL VARIABLE RATE
                OBLIGATIONS
                (Cost $4,055,147,173)                4,055,147,173

                                                    ----------------
           MEDIUM TERM NOTES--3.4%
           Security Brokers & Dealers--2.8%
             Goldman Sachs Group, Inc.
              (A-1+, P-1)
              4.40%        01/25/02      250,000         250,000,000
              3.95%        03/12/02      125,000         125,000,000
              3.59%        05/06/02      260,000         260,000,000
              3.61%        05/31/02      100,000         100,000,000

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                           Par
                            Maturity      (000)          Value
                          --------       --------   ----------------
            MEDIUM TERM NOTES (continued)
            Security Brokers & Dealers (continued)
              Merrill Lynch & Co., Inc. (A-1+, P-1)
               5.71%      01/15/02     $ 28,300     $     28,329,965
               4.30%      04/24/02      137,000          137,000,000

                                                    ----------------
                                                         900,329,965

                                                    ----------------
            Short Term Business Credit Institutions--0.6%
              General Electric Capital Corporation
               (A-1+, P-1)
               3.82%      07/30/02      200,000          200,000,000

                                                    ----------------
                TOTAL MEDIUM TERM NOTES
                 (Cost $1,100,329,965)               1,100,329,965

                                                    ----------------
            REPURCHASE AGREEMENTS--20.0 %
              Goldman Sachs. & Co.
               2.63%      11/01/01      325,000          325,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $325,023,743,
                collateralized by $530,625,451
                Federal Home Loan Mortgage
                Corporation Bonds and Federal
                National Mortgage Association
                Bonds 5.50% to 9.00% due from
                01/01/09 to 09/01/31.The market
                value is $334,750,000.)
              J. P. Morgan Securities, Inc.
               2.45%      11/01/01      200,000          200,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $200,013,611
                collateralized by $198,668,000
                Federal National Mortgage
                Association Medium Term Notes
                6.19% to 6.51% due from
                04/08/09 to 09/13/11. The market
                value is $206,000,549.)
              J. P. Morgan Securities, Inc.
               2.63%      11/01/01      102,300          102,300,000
               (Agreement dated 10/31/01 to be
                repurchased at $102,307,474
                collateralized by $258,905,000
                Federal National Mortgage
                Association Strips 0.00% due from
                05/01/30 to 06/01/31. The market
                value is $105,369,715.)

                                          Par
                           Maturity      (000)          Value
                          --------     ---------   ----------------
             REPURCHASE AGREEMENTS (continued)
               Lehman Brothers, Inc.
                2.65%     11/01/01    $ 363,000    $    363,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $363,026,721
                 collateralized by $465,066,000
                 Federal Home Loan Mortgage
                 Association Notes, Federal
                 National Mortgage Association
                 Notes, Financing Corporation
                 Strips and Resolution Funding
                 Corporation Strips 0.00% to
                 9.375% due from 04/15/03 to
                 10/15/20. The market value is
                 $373,893,945.)
               Merrill Lynch & Co., Inc.
                2.38%     11/21/01      400,000         400,000,000
                (Agreement dated 10/09/01 to be
                 repurchased at $401,137,111
                 collateralized by $500,402,073
                 Government National Mortgage
                 Association Bonds 5.00% to
                 11.50% due from 02/15/02 to
                 09/15/41. The market value is
                 $412,003,503.)
               Merrill Lynch & Co., Inc.
                2.30%     12/17/01      200,000         200,000,000
                (Agreement dated 10/17/01 to be
                 repurchased at $200,779,444
                 collateralized by $328,267,618
                 Federal Home Loan Mortgage
                 Corporation Bonds, Federal
                 National Mortgage Association
                 Bonds and Government National
                 Mortgage Association Bonds to
                 6.00% due from 07/01/12 to
                 11/01/31. The market value is
                 $206,004,868.)
               Morgan Stanley & Co., Inc.
                2.57%     11/01/01       95,600          95,600,000
                (Agreement dated 10/31/01 to be
                 repurchased at $95,606,825
                 collateralized by $103,751,625
                 Federal Home Loan Bank Bonds,
                 Federal National Mortgage
                 Association Bonds and U.S.
                 Treasury Strips 0.00% to 8.00%
                 due from 03/01/09 to 10/01/31.
                 The market value is $98,459,042.)

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                          Par
                           Maturity      (000)         Value
                          --------     ---------  ----------------
             REPURCHASE AGREEMENTS (continued)
               Morgan Stanley & Co., Inc.
                2.62%     11/01/01     $450,000   $    450,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $450,032,688
                 collateralized by $488,370,620
                 Federal Home Loan Bank Bonds,
                 Federal National Mortgage
                 Association Bonds and U.S.
                 Treasury Strips 0.00% to 8.00%
                 due from 03/01/09 to 10/01/31.
                 The market value is
                 $463,457,832.)
               Morgan Stanley & Co., Inc.
                2.63%     11/01/01    1,123,000      1,123,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $1,123,081,885
                 collateralized by $1,218,756,013
                 Federal Home Loan Bank Bonds,
                 Federal National Mortgage
                 Association Bonds and U.S.
                 Treasury Strips 0.00% to 8.00%
                 due from 03/01/09 to 10/01/31.
                 The market value is
                 $1,156,584,767.)
               PNC Bank, N.A.
                2.33%     11/01/01      216,800        216,800,000
                (Agreement dated 10/31/01 to be
                 repurchased at $216,814,002
                 collateralized by $250,000,000
                 Student Loan Market Association
                 Notes 5.00% due 06/30/04. The
                 market value is $261,718,750.)
               UBS Warburg LLC
                2.46%     11/01/01      200,000        200,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $200,013,667
                 collateralized by $204,461,000
                 U.S. Treasury Bills 0.00% due
                 from 11/15/01 to 12/13/01. The
                 market value is $204,001,582.)
               UBS Warburg LLC
                2.62%     11/01/01      430,000        430,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $430,031,294
                 collateralized by $433,125,000
                 Federal Home Loan Bank Bonds
                 and Notes, Federal Home Loan
                 Mortgage Corporation Discount
                 Notes and Federal National
                 Mortgage Association Medium
                 Term Notes 0.00% to 6.50% due
                 from 01/31/02 to 08/14/09. The
                 market value is $442,902,151.)

                                          Par
                           Maturity      (000)         Value
                          --------     --------   ----------------
             REPURCHASE AGREEMENTS (continued)
               UBS Warburg LLC
                2.41%     11/14/01    $300,000    $    300,000,000
                (Agreement dated 10/22/01 to be
                 repurchased at $300,461,917,
                 collateralized by $564,345,658
                 Federal Home Loan Mortgage
                 Corporation Bonds and Strips,
                 Federal National Mortgage
                 Association Bonds and Strips
                 0.00% to 8.50% due from
                 02/01/09 to 11/01/31. The market
                 value is $309,000,390.)
               UBS Warburg LLC
                2.41%     11/14/01     300,000         300,000,000
                (Agreement dated 10/23/01 to be
                 repurchased at $300,441,833,
                 collateralized by $564,345,658
                 Federal Home Loan Mortgage
                 Corporation Bonds and Strips,
                 Federal National Mortgage
                 Association Bonds and Strips
                 0.00% to 8.50% due from
                 02/01/09 to 11/01/31. The market
                 value is $309,000,390.)
               UBS Warburg LLC
                2.46%     11/30/01     400,000         400,000,000
                (Agreement dated 10/02/01 to be
                 repurchased at $401,612,667
                 collateralized by $752,460,877
                 Federal Home Loan Mortgage
                 Corporation Bonds and Strips,
                 Federal National Mortgage
                 Association Bonds and Strips
                 0.00% to 8.50% due from
                 02/01/09 to 11/01/31. The market
                 value is $412,000,520.)
               UBS Warburg LLC
                2.49%     11/30/01     300,000         300,000,000
                (Agreement dated 10/01/01 to be
                 repurchased at $301,245,000
                 collateralized by $564,345,658
                 Federal Home Loan Mortgage
                 Corporation Bonds and Strips,
                 Federal National Mortgage
                 Association Bonds and Strips
                 0.00% to 8.50% due from
                 02/01/09 to 11/01/31. The market
                 value is $309,000,390.)

                              TempFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                          Par
                           Maturity      (000)         Value
                          --------     --------   ----------------
               UBS Warburg LLC
                2.47%     12/03/01    $500,000    $    500,000,000
                (Agreement dated 10/02/01 to be
                 repurchased at $502,126,944
                 collateralized by $940,576,097
                 Federal Home Loan Mortgage
                 Corporation Bonds and Strips,
                 Federal National Mortgage
                 Association Bonds and Strips
                 0.00% to 8.50% due from
                 02/01/09 to 11/01/31. The market
                 value is $515,000,651.)
               UBS Warburg LLC
                2.16%     01/30/02     500,000         500,000,000
                (Agreement dated 10/30/01 to be
                 repurchased at $502,760,000,
                 collateralized by $504,892,000
                 Federal Home Loan Bank
                 Discount Notes and Notes and
                 Federal National Mortgage
                 Association Discount Notes 0.00%
                 to 6.50% due from 01/02/02 to
                 08/14/09. The market value is
                 $516,026,664.)
                 TOTAL REPURCHASE
                  AGREEMENTS
                                                  ----------------
                   (Cost $6,405,700,000)           6,405,700,000

                                                  ----------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $ 32,758,982,189(a))    102.1%   32,758,982,189
LIABILITIES IN EXCESS OF
 OTHER ASSETS                     (2.1%)    (665,263,465)
                                 -----   ---------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 26,149,848,116 Institutional
 Shares, 5,677,042,462 Dollar
 Shares and 58,041,982 Cash
 Management Shares and
 208,105,221 Cash Reserve
 Shares outstanding)             100.0%  $32,093,718,724
                                 =====   ===============
NET ASSETS VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($32,093,718,724 / 32,093,037,781)                $1.00
                                                   =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              TempFund Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

  Maturity          Par       Percentage
------------- --------------- ----------
    1-30 Days $17,586,840,000    53.7%
   31-60 Days   6,049,369,000    18.4
   61-90 Days   3,721,781,000    11.3
  91-120 Days   2,875,558,000     8.8
 121-150 Days     125,000,000     0.4
Over 150 Days   2,452,027,000     7.4

                      Average Weighted Maturity--48 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              TempCash Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                 Par
                 Maturity       (000)         Value
               --------       --------   ---------------
AGENCY OBLIGATIONS--1.1%
Federal National Mortgage Association
 Discount Notes
   4.00%       11/16/01      $ 60,000
   (Cost $59,900,000)                   $    59,900,000

                                         ---------------

CERTIFICATES  OF DEPOSIT--23.2%
Domestic Certificates Of Deposit--9.3%
  Bank One N.A. (A-1, P-1)
   3.64%       09/10/02        80,000         79,989,967
   3.69%       09/17/02        45,000         44,994,233
  Chase Manhattan Bank USA N.A.
   (A-1+, P-1)
   2.50%       11/06/01       125,000        125,000,000
  Washington Mutual Bank (A-2, P-1, F-1)
   2.45%       12/17/01       150,000        150,000,000
   2.45%       12/18/01       100,000        100,000,000

                                         ---------------
                                             499,984,200

                                         ---------------
Yankee Dollar Certificates Of Deposit--13.9%
  Canadian Imperial Bank (A-1+, P-1)
   4.19%       07/01/02        25,000         24,998,393
   4.05%       07/15/02        75,000         74,997,447
   3.60%       09/20/02        45,000         44,996,116
  Foreningssparbanken (Swedbank)
   Yankee (A-1, P-1)
   2.50%       12/14/01        50,000         50,000,000
   3.67%       10/04/02        55,000         54,995,050
  Merita Bank (A-1, P-1)
   2.40%       12/31/01       100,000        100,000,000
   2.49%       12/31/01       100,000        100,000,000
  Natexis Banques Populaires (A-1, P-1)
   2.52%       12/04/01       100,000        100,000,000
   4.20%       05/21/02        50,000         50,000,000
  Svenska Handelsbanken (A-1, P-1)
   4.26%       06/18/02        47,000         46,998,571
   4.19%       06/25/02        50,000         49,995,298
   4.20%       07/01/02        50,000         50,000,000

                                         ---------------
                                             746,980,875

                                         ---------------
    TOTAL CERTIFICATES OF
     DEPOSIT (Cost $1,246,965,075)       1,246,965,075

                                         ---------------
COMMERCIAL PAPER--53.4%
Asset Backed Securities--25.1%
  Edison Asset Securitization LLC (A-1+, P-1)
   2.42%       11/26/01        67,201         67,088,065
   3.38%       12/05/01        50,000         49,840,389
  Emerald Corporation ECN (A-1+, P-1)
   2.90%       11/07/01       100,000         99,951,667
   3.45%       12/07/01       100,000         99,655,000

                                           Par
                              Maturity    (000)        Value
                             --------   --------  ---------------
              COMMERCIAL PAPER (continued)
              Asset Backed Securities (continued)
                Fairway Finance Corp. (A-1, P-1)
                 2.57%       11/01/01   $ 40,494  $    40,494,000
                 2.55%       12/14/01     28,846       28,758,140
                 2.63%       12/17/01     40,877       40,739,631
                 2.13%       02/01/02     25,142       25,005,144
                Fcar Owner Trust (A-1+, P-1)
                 2.50%       11/13/01    100,000       99,916,667
                Four Winds Funding Corp. (A-1, P-1)
                 2.46%       11/19/01    100,000       99,877,000
                Kitty Hawk, Inc. (A-1+, P-1)
                 2.12%       01/31/02     53,583       53,295,855
                Moat Funding LLC (A-1+, P-1)
                 2.13%       01/17/02     75,000       74,658,312
                 2.13%       01/18/02    124,000      123,427,740
                Ness LLC (A-1, P-1)
                 2.50%       11/15/01    130,932      130,804,705
                 3.45%       11/23/01     30,274       30,210,172
                Newcastle Certificates Program (A-1+, P-1)
                 2.58%       11/08/01     75,000       74,962,375
                 2.38%       11/27/01     50,550       50,463,110
                Pennine Funding LLC (A-1+, P-1)
                 2.80%       12/19/01     50,300       50,112,213
                Sheffield Receivables Corp. (A-1+, P-1)
                 2.55%       11/14/01     58,634       58,580,008
                 2.36%       11/26/01     50,000       49,918,056

                                                  ---------------
                                                    1,347,758,249

                                                  ---------------
              Banks--10.4%
                Citibank Capital Markets Assets II (A-1+, P-1)
                 3.70%       11/07/01    100,000       99,938,333
                 2.48%       11/14/01    100,000       99,910,444
                DEPFA Finance N.V. (A-1, P-1)
                 2.38%       12/06/01     50,000       49,884,306
                 2.42%       12/07/01    100,000       99,758,000
                Forrestal Funding Master Trust (A-1+, P-1)
                 2.46%       11/16/01    170,624      170,449,110
                Landesbank Schleswig-Holstein Giro
                 (A-1+, P-1)
                 2.10%       01/29/02     40,000       39,792,333

                                                  ---------------
                                                      559,732,526

                                                  ---------------
              Canned, Frozen, Preserved Fruit--4.5%
                Sara Lee Corporation (A-1, P-2, F1)
                 2.60%       11/09/01    100,000       99,942,222
                 2.55%       12/04/01     69,250       69,088,128
                 2.41%       12/12/01     50,000       49,862,764
                 2.41%       12/14/01     25,000       24,928,035

                                                  ---------------
                                                      243,821,149

                                                  ---------------

                              TempCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                            Par
                             Maturity      (000)         Value
                            --------     --------   ---------------
            COMMERCIAL PAPER (continued)
            Communication Services--2.8%
              Cingular Wireless (A-1, P-1)
               2.42%        12/11/01    $ 80,000    $    79,784,889
               2.52%        12/21/01      69,099         68,857,153

                                                    ---------------
                                                        148,642,042

                                                    ---------------
            Miscellaneous Manufacturing Industries--3.2%
              Tyco International Group (A-1, P-2, F1)
               2.55%        11/09/01      63,000         62,964,300
               2.52%        11/16/01      60,000         59,937,000
               2.98%        11/16/01      50,000         49,937,917

                                                    ---------------
                                                        172,839,217

                                                    ---------------
            Personal Credit Institutions--0.4%
              Toyota Credit Puerto Rico (A-1+,P1)
               2.47%        11/21/01      20,000         19,972,556

                                                    ---------------
            Pharmaceutical Preparations--5.1%
              American Home Products Corp.
               (A-1, P-2, F1)
               2.80%        11/01/01      35,500         35,500,000
               2.63%        11/08/01      40,000         39,979,544
               2.50%        11/16/01      46,000         45,952,083
               3.42%        11/16/01      45,000         44,935,875
               2.36%        12/12/01      28,400         28,323,667
               2.35%        01/28/02      50,000         49,712,778
               2.35%        01/29/02      30,500         30,322,803

                                                    ---------------
                                                        274,726,750

                                                    ---------------
            Short Term Business Credit
             Institutions--1.9%
              General Electric Credit International
               (A-1+, P-1)
               2.82%        12/18/01     100,000         99,631,833

                                                    ---------------
                TOTAL COMMERCIAL PAPER
                 (Cost $2,867,124,322)              2,867,124,322

                                                    ---------------
            TIME DEPOSITS--0.7%
              Fifth Third Bank (A-1+, P-1)
               2.69%        11/01/01      35,000
              (Cost $35,000,000)                        35,000,000

                                                    ---------------
            VARIABLE RATE OBLIGATIONS--14.1%
            Asset Backed Securities--1.1%
              Sigma Finance Inc. (A-1+, P-1)
               2.51%(b)     11/15/01      60,000         60,000,000

                                                    ---------------
            Banks--5.0%
              First Union National Bank (A-1, P-1)
               2.44%(b)     11/26/01     105,000        105,000,000
               3.59%(b)     12/06/01      31,000         31,073,813
               2.61%(b)     01/16/02      90,000         90,116,450

                                  Par
                   Maturity      (000)         Value
                 --------      --------   ---------------
VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
  Westpac Banking Corporation
   (A-1+, P-1)
   3.59%(b)      11/06/01     $ 44,000    $    44,014,960

                                          ---------------
                                              270,205,223

                                          ---------------
Life Insurance--3.1%
  Allstate Life Insurance Co. (A-1+, P-1)
   3.22%(b)      11/01/01       50,000         50,000,000
  John Hancock Global Funding
   (A-1+, P-1)
   2.410%(b)     01/15/02       39,000         39,014,704
  Monumental Life Insurance Co.
   (A-1+, P-1)
   2.77%(b)      11/01/01       75,000         75,000,000

                                          ---------------
                                              164,014,704

                                          ---------------
Security Brokers & Dealers--1.8%
  Merrill Lynch & Co., Inc. (A-1+, P-1)
   3.57%(b)      11/14/01       60,000         60,000,197
   2.51%(b)      01/22/02       39,000         39,030,857

                                          ---------------
                                               99,031,054

                                          ---------------
Short Term Business Credit
 Institutions--2.1%
  Caterpillar Financial Services Corp.
   (A-1, P-1)
   2.74%(b)      11/08/01       60,000         60,060,797
   3.66%(b)      11/26/01       50,000         50,041,614

                                          ---------------
                                              110,102,411

                                          ---------------
Telephone Communications--1.0%
  Vodafone Airtouch PLC (A-1, P-1)
   3.31%(b)      12/19/01       56,560         56,579,917

                                          ---------------
    TOTAL VARIABLE RATE
     OBLIGATIONS
     (Cost $759,933,309)                    759,933,309

                                          ---------------
MEDIUM TERM NOTES--4.4%
  Bank One Corporation (A-1, P-1)
   6.40%         08/01/02       10,000         10,188,525
  Goldman Sachs Group, Inc. (A-1+, P-1)
   4.40%         01/25/02      100,000        100,000,000
   3.61%         05/31/02       50,000         50,000,000
  Merrill Lynch & Co., Inc. (A-1+, P-1)
   4.30%         04/24/02       75,000         75,000,000

                                          ---------------
    TOTAL MEDIUM TERM NOTES
     (Cost $235,188,525)                    235,188,525

                                          ---------------

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                Par
                 Maturity      (000)         Value
               --------      --------   ---------------
REPURCHASE AGREEMENTS--8.3%
  Goldman Sachs & Co.
   2.63%       11/01/01     $175,000    $   175,000,000
   (Agreement dated 10/31/01 to be
    repurchased at $175,012,785,
    collateralized by $269,276,153
    Federal National Mortgage
    Association Bonds and Federal
    Home Loan Mortgage Coporation
    Bonds 5.00% to 9.00% due from
    09/01/03 to 10/01/31. The market
    value is $180,250,000.)
  Lehman Brothers, Inc.
   2.65%       11/01/01       97,400         97,400,000
   (Agreement dated 10/31/01 to be
    repurchased at $97,407,169,
    collateralized by $100,420,000
    Federal National Mortgage
    Association Discount Notes and
    Student Loan Marketing
    Association Notes 0.00% to 3.625%
    due from 01/31/02 to 09/30/04. The
    market value is $100,324,642.)
  UBS Warburg LLC
   2.62%       11/01/01      175,000        175,000,000
   (Agreement dated 10/31/01 to be
    repurchased at $175,012,736,
    collateralized by $175,894,000 U.S.
    Treasury Bills and Notes 0.00% to
    7.50% due from 11/15/01 to
    12/06/01. The market value is
    $178,502,121.)
    TOTAL REPURCHASE
     AGREEMENTS
                                        ---------------
      (Cost $447,400,000)                 447,400,000

                                        ---------------

             TOTAL INVESTMENTS IN
              SECURITIES
                (Cost $5,651,511,231(a))    105.2%   5,651,511,231
             LIABILITIES IN EXCESS OF
              OTHER ASSETS                   (5.2%)   (281,239,081)
                                            -----   --------------
             NET ASSETS (Equivalent to
              $1.00 per share based on
              4,923,021,926 Institutional
              Shares and 447,113,065 Dollar
              Shares outstanding)           100.0%  $5,370,272,150
                                            =====   ==============
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
              ($5,370,272,150 / 5,370,134,991)               $1.00
                                                             =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The rate shown is the rate as of October 31, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

  Maturity         Par       Percentage
------------- -------------- ----------
    1-30 Days $2,804,609,000    49.6%
   31-60 Days  1,329,332,000    23.5
   61-90 Days    787,500,000    13.9
  91-120 Days     78,725,000     1.4
Over 150 Days    657,000,000    11.6

                      Average Weighted Maturity--57 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                               Par
                                    Maturity  (000)       Value
                                    -------- ------- ---------------
           U.S. TREASURY OBLIGATIONS--2.0%
           U.S. Treasury Bills
              2.10%                 01/24/02 $50,000
              (Cost $49,755,583)                     $    49,755,583

                                                     ---------------
           U.S. GOVERNMENT AGENCY &
            INSTRUMENTALITY OBLIGATIONS--65.8%
           Federal Farm Credit Bank Bonds--0.4%
              3.45%                 09/04/02  10,000       9,990,359

                                                     ---------------
           Federal Farm Credit Bank
            Discount Notes--0.7%
              2.50%                 11/19/01  17,000      16,978,750

                                                     ---------------
           Federal Home Loan Bank Bonds--2.0%
              6.75%                 02/15/02  10,000      10,092,690
              6.88%                 07/18/02  12,000      12,236,653
              6.00%                 08/15/02  17,405      17,693,755
              6.75%                 08/15/02   8,500       8,703,762

                                                     ---------------
                                                          48,726,860

                                                     ---------------
           Federal Home Loan Bank
            Discount Notes--7.4%
              3.49%                 11/02/01  45,000      44,995,637
              2.29%                 11/26/01  30,000      29,985,566
              4.58%                 11/29/01  56,000      55,800,516
              2.45%                 12/27/01  30,000      29,987,182
              2.04%                 01/22/02  25,000      24,883,833

                                                     ---------------
                                                         185,652,734

                                                     ---------------
           Federal Home Loan Mortgage
            Corporation Bonds--0.7%
              4.75%                 12/14/01   5,000       5,014,687
              5.50%                 05/15/02  12,545      12,626,308

                                                     ---------------
                                                          17,640,995

                                                     ---------------
           Federal Home Loan Mortgage
            Corporation Discount Notes--6.6%
              3.50%                 11/01/01  28,000      28,000,000
              3.47%                 11/08/01  15,000      14,989,879
              2.27%                 01/17/02  50,000      49,757,236
              4.61%                 01/31/02  22,000      21,743,633
              3.96%                 04/24/02  18,188      17,839,882
              3.76%                 06/03/02  15,000      14,664,733
              3.59%                 06/20/02  15,000      14,654,462
              3.77%                 06/20/02   4,077       3,978,374

                                                     ---------------
                                                         165,628,199

                                                     ---------------
           Federal National Mortgage
            Association Bonds--5.0%
              2.38%                 11/15/01  25,000      24,974,670
              6.44%                 11/21/01  30,000      30,044,170
              6.63%                 01/15/02  10,000      10,088,173
              6.63%                 04/15/02  20,000      20,169,662

                                              Par
                                Maturity     (000)       Value
                              --------      ------- ---------------
             U.S. GOVERNMENT AGENCY &
              INSTRUMENTALITY OBLIGATIONS (continued)
             Federal National Mortgage
              Association Bonds (continued)
                3.95%         07/05/02      $15,000 $    14,995,501
                6.75%         08/15/02       25,000      25,549,494

                                                    ---------------
                                                        125,821,670

                                                    ---------------
             Federal National Mortgage Association
              Discount Notes--20.7%
                3.50%         11/01/01       45,000      45,000,000
                3.39%         11/08/01       25,000      24,983,521
                3.40%         11/08/01       25,000      24,983,472
                2.15%         11/09/01       50,000      49,976,111
                2.25%         11/21/01       61,834      61,756,708
                2.43%         12/27/01       40,000      39,848,800
                3.34%         01/03/02       25,000      24,853,875
                4.78%         01/11/02       10,000       9,905,728
                2.11%         01/24/02       50,000      49,753,833
                3.37%         01/31/02       35,000      34,701,849
                4.57%         02/08/02       30,000      29,622,975
                4.62%         02/08/02        3,000       2,961,885
                3.33%         02/14/02       30,000      29,708,625
                3.71%         02/22/02       20,000      19,767,094
                3.99%         03/07/02       12,000      11,832,420
                4.33%         04/05/02       20,000      19,627,139
                3.79%         05/31/02       40,000      39,111,456

                                                    ---------------
                                                        518,395,491

                                                    ---------------
             Federal National Mortgage Association
              Variable Rate Notes--14.0%
                2.53%(b)      11/01/01       40,000      40,000,000
                2.54%(b)      11/01/01       60,000      60,000,000
                2.55%(b)      11/01/01       20,000      20,000,000
                2.39%(b)      11/06/01       30,000      30,000,000
                2.30%(b)      11/23/01       25,000      24,999,570
                2.27%(b)      11/26/01       55,000      54,994,190
                3.29%(b)      12/03/01       30,000      29,998,985
                2.26%(b)      01/10/02       54,000      53,964,285
                2.13%(b)      01/28/02       35,000      34,974,472

                                                    ---------------
                                                        348,931,502

                                                    ---------------
             Student Loan Marketing Association
              Discount Notes--0.4%
                3.68%         06/14/02       10,000       9,770,000

                                                    ---------------

                               FedFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)       Value
                             --------      --------  --------------
            U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
             OBLIGATIONS (continued)
            Student Loan Marketing Association
             Variable Rate Notes--7.9%
               2.50%(b)      11/01/01      $ 40,000  $   39,977,838
               2.44%(b)      11/06/01        83,000      82,994,275
               2.48%(b)      11/06/01        30,000      29,998,167
               2.51%(b)      11/06/01        14,550      14,550,905
               2.54%(b)      11/06/01        30,000      30,004,573

                                                     --------------
                                                        197,525,758

                                                     --------------
                TOTAL U.S. GOVERNMENT
                 AGENCY &
                 INSTRUMENTALITY
                 OBLIGATIONS
                 (Cost $1,645,062,318)              1,645,062,318

                                                     --------------
            REPURCHASE AGREEMENTS--32.2%
              J.P. Morgan Securities, Inc.
               2.63%         11/01/01       200,000     200,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $200,014,611
                collateralized by 585,253,169
                Federal National Mortgage
                Association Strips 0.00% due from
                07/01/27 to 05/01/30. The market
                value is $206,001,060.)
              Lehman Brothers, Inc.
               2.60%         11/01/01        29,900      29,900,000
               (Agreement dated 10/31/01 to be
                repurchased at $29,902,159
                collateralized by $27,540,000 U.S.
                Treasury Notes 5.50% due
                05/15/09. The market value is
                $30,499,124.)
              Morgan Stanley & Co., Inc.
               2.49%         11/01/01        50,000      50,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $50,003,458
                collateralized by $52,659,400
                Federal Home Loan Mortgage
                Corporation Medium Term Notes
                and Strips and Tennessee Valley
                Authority Bonds 0.00% to 7.14%
                due from 07/15/05 to 06/01/30. The
                market value is $51,536,021.)

                                             Par
                                 Maturity   (000)       Value
                                 --------  -------- --------------
             REPURCHASE AGREEMENTS (continued)
               Morgan Stanley & Co., Inc.
                2.62%            11/01/01  $200,000   $200,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $200,014,528
                 collateralized by $210,637,600
                 Federal Home Loan Mortgage
                 Corporation Medium Term Notes
                 and Strips and Tennessee Valley
                 Authority Bonds 0.00% to 7.14% due
                 from 07/15/05 to 06/01/30. The
                 market value is $206,144,085.)
               PNC Bank, N.A.
                2.33%            11/01/01    25,100     25,100,000
                (Agreement dated 10/31/01 to be
                 repurchased at $25,001,615
                 collateralized by $125,000,000
                 Federal Home Loan Mortgage
                 Corporation Bonds 4.50% due
                 08/15/04. The market value is
                 $129,296,875.)
               UBS Warburg LLC
                2.62%            11/01/01   200,000    200,000,000
                (Agreement dated 10/31/01 to be
                 repurchased at $200,014,556,
                 collateralized by $368,718,241
                 Federal National Mortgage
                 Association Strips 0.00% due from
                 09/01/24 to 11/01/31. The market
                 value is $206,000,761.)
               UBS Warburg LLC
                2.44%            11/08/01    50,000     50,000,000
                (Agreement dated 10/09/01 to be
                 repurchased at $50,101,667,
                 collateralized by $92,179,560
                 Federal National Mortgage
                 Association Strips 0.00% due from
                 09/01/24 to 11/01/31. The market
                 value is $51,500,190.)

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                             Par
                              Maturity      (000)       Value
                            --------       -------   ------------
              REPURCHASE AGREEMENTS (continued)
                UBS Warburg LLC
                 2.16%      01/30/02      $50,000    $ 50,000,000
                 (Agreement dated 10/30/01 to be
                  repurchased at $50,276,000,
                  collateralized by $49,775,000
                  Federal Home Loan Bank Discount
                  Notes and Notes 0.00% to 5.375%
                  due from 01/02/02 to 02/15/06. The
                  market value is $51,576,337.)
                  TOTAL REPURCHASE
                   AGREEMENTS
                                                     ------------
                    (Cost $805,000,000)             805,000,000

                                                     ------------

             TOTAL INVESTMENTS IN
              SECURITIES
                (Cost 2,499,817,901(a))     100.0%   2,499,817,901
             LIABILITIES IN EXCESS OF
              OTHER ASSETS                   (0.0%)     (1,034,656)
                                            -----   --------------
             NET ASSETS (Equivalent to
              $1.00 per share based on
              1,684,653,916 Institutional
              Shares and 814,167,610 Dollar
              Shares outstanding)           100.0%  $2,498,783,245
                                            =====   ==============
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
              ($2,498,783,245 / 2,498,821,526)               $1.00
                                                             =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                             Maturity Information
                                October 31,2001
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,635,384,000    65.3%
                       31-60 Days    105,000,000     4.2
                       61-90 Days    309,000,000    12.3
                      91-120 Days    200,000,000     8.0
                     121-150 Days     12,000,000     0.5
                    Over 150 Days    242,715,000     9.7

                         Average Weighted Maturity--46

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               T-Fund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                             Par
              Maturity      (000)         Value
             --------     --------   ----------------
U.S. TREASURY OBLIGATIONS--27.8%
U.S. Treasury Bills--10.9%
   3.41%     11/08/01    $ 50,000    $     49,966,799
   2.43%     11/29/01     100,000          99,811,000
   2.09%     01/24/02      50,000          49,756,750
   2.10%     01/24/02      50,000          49,755,583
   2.06%     01/31/02      95,000          94,505,314

                                     ----------------
                                          343,795,446

                                     ----------------
U.S. Treasury Notes--16.9%
   6.38%     01/31/02      60,000          60,383,506
   6.25%     02/28/02      40,000          40,331,827
   6.50%     03/31/02      85,000          85,974,030
   6.63%     04/30/02      24,000          24,293,400
   6.50%     05/31/02      75,000          76,067,286
   6.63%     05/31/02      25,000          25,365,598
   6.25%     06/30/02      30,000          30,469,220
   6.38%     06/30/02     100,000         101,561,266
   6.25%     08/31/02      40,000          40,849,296
   6.00%     09/30/02      50,000          51,118,774

                                     ----------------
                                          536,414,203

                                     ----------------
    TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $880,209,649)                880,209,649

                                     ----------------
REPURCHASE AGREEMENTS--75.0%
  Barclay's Capital Inc.
   2.55%     11/01/01     150,000         150,000,000
   (Agreement dated 10/31/01 to be
    repurchased at $150,010,625,
    collateralized by $135,445,000
    U.S Inflation Indexed Securities
    3.625% due 07/15/02. The market
    value is $166,244,912.)
  Bear Stearns & Co., Inc.
   2.54%     11/01/01     150,000         150,000,000
   (Agreement dated 10/31/01 to be
    repurchased at $150,010,583,
    collateralized by $321,192,000
    U.S. Treasury Strips due from
    08/15/12 to 05/15/30. The market
    value value is $153,174,308.)
  BMO Nesbit Burns Corp.
   2.54%     11/01/01     150,000         150,000,000
   (Agreement dated 10/31/01 to be
    repurchased at $150,010,583,
    collateralized by $102,717,000
    U.S. Treasury Bonds 9.25% to
    12.00% due from 08/15/13 to
    02/15/16. The market value is
    $153,002,139.)

                                           Par
                             Maturity     (000)         Value
                           --------      --------  ----------------
            REPURCHASE AGREEMENTS (continued)
              Deutsche Bank Financial LLC
               2.58%       11/01/01     $150,000   $    150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,750,
                collateralized by $107,077,000
                U.S. Treasury Bonds 8.875% due
                08/15/17. The market value is
                $153,000,502.)
              Goldman Sachs & Co.
               2.57%       11/01/01      150,000        150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,708,
                collateralized by $153,166,000
                U.S. Treasury Bills and Notes
                0.00% to 6.25% due from
                12/06/01 to 02/15/03. The market
                value is $153,000,290.04.)
              Greenwich Capital Markets, Inc.
               2.55%       11/01/01      350,000        350,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $350,024,792,
                collateralized by $650,699,911
                U.S. Treasury Strips and Strip
                Principals 0.00% to 8.875% due
                from 02/15/09 to 02/15/20. The
                market value is $357,000,848.)
              J.P. Morgan Securities, Inc.
               2.55%       11/01/01      150,000        150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,625,
                collateralized by $289,715,875
                U.S. Treasury Strips and Strip
                Principals 0.00% to 11.75% due
                from 11/15/01 to 11/15/14. The
                market value is $153,001,315.)
              Lehman Brothers, Inc.
               2.52%       11/01/01      100,000        100,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $100,007,000,
                collateralized by $94,516,000 U.S.
                Treasury Bonds and Notes
                5.125% to 6.375% due from
                08/15/02 to 11/15/27. The market
                value is $102,002,687.)
              Lehman Brothers, Inc.
               2.60%       11/01/01       99,000         99,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $99,007,150,
                collateralized by $89,504,000 U.S.
                Treasury Bonds and Notes 4.75%
                to 7.25% due from 01/31/03 to
                02/15/27. The market value is
                $100,981,321.)

                               T-Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                           Par
                            Maturity      (000)         Value
                          --------      --------   ----------------
            REPURCHASE AGREEMENTS (continued)
              Lehman Brothers, Inc. (continued)
               2.30%      12/11/01     $100,000    $    100,000,000
               (Agreement dated 10/11/01 to be
                repurchased at $100,389,722,
                collateralized by $88,473,000 U.S.
                Treasury Bonds, Notes and
                Inflation Indexed Securities
                3.375% to 7.875% due from
                11/15/04 to 04/15/32. The market
                value is $102,005,287.)
              Merrill Lynch & Co., Inc.
               2.50%      11/01/01      150,000         150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,417,
                collateralized by $155,759,000
                U.S. Treasury Strip Principals
                4.25% to 7.50% due 05/15/02 to
                11/15/03. The market value is
                $153,000,697.)
              Morgan Stanley & Co., Inc.
               2.57%      11/01/01      380,000         380,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $380,027,128,
                collateralized by $387,603,003
                U.S. Treasury Notes, Strips and
                Strip Principals 0.00% to 8.00%
                due from 01/31/02 to 11/15/21.
                The market value is
                $387,611,928.)
              Salomon Smith Barney, Inc.
               2.54%      11/01/01      150,000         150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,583,
                collateralized by $153,835,000
                U.S. Treasury Bills 0.00% due
                01/24/02. The market value is
                153,065,825.)
              UBS Warburg LLC
               2.55%      11/01/01      150,000         150,000,000
               (Agreement dated 10/31/01 to be
                repurchased at $150,010,625,
                collateralized by $151,488,000
                U.S. Treasury Bills and Notes
                0.00% to 5.00% due 11/29/01 to
                08/15/11. The market value is
                $153,003,845.)
                TOTAL REPURCHASE
                 AGREEMENTS
                                                   ----------------
                  (Cost $2,379,000,000)             2,379,000,000

                                                   ----------------

                                                        Value
                                                   ---------------
            TOTAL INVESTMENTS IN SECURITIES
               (Cost $3,259,209,649(a))    102.8%   $3,259,209,649
            LIABILITIES IN EXCESS OF
             OTHER ASSETS                   (2.8%)     (89,221,272)
                                           -----   ---------------
            NET ASSETS (Equivalent to
             $1.00 per share based on
             2,582,138,554 Institutional
             Shares, 542,230,087 Dollar
             Shares and 45,678,906 Cash
             Management Shares
             outstanding)                  100.0%   $3,169,988,377
                                           =====   ===============
            NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
             ($3,169,988,377 / 3,170,047,547)                $1.00
                                                             =====

--------
(a)Cost for federal income tax purposes.

                               T-Fund Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                       1- 30 Days $2,429,000,000    74.7%
                      31- 60 Days    100,000,000     3.1
                      61- 90 Days    100,000,000     3.1
                      91-120 Days    195,000,000     6.0
                    Over 150 Days    429,000,000    13.1

                      Average Weighted Maturity--42 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Federal Trust Fund Portfolio
                      Statement of Net Assets (Concluded)
                               October 31, 2001

--------------------------------------------------------------------------------

                                              Par
                                Maturity     (000)       Value
                              --------      -------  -------------
              U.S. GOVERNMENT AGENCY &
               INSTRUMENTALITY OBLIGATIONS--99.9%
              Federal Farm Credit Bank Bonds--3.5%
                 5.25%        05/01/02     $ 1,500   $   1,504,062
                 6.88%        05/01/02       2,500       2,526,586
                 3.45%        09/04/02       3,000       2,997,108

                                                     -------------
                                                         7,027,756

                                                     -------------
              Federal Farm Credit Bank Discount
               Notes--5.6%
                 3.46%        11/07/01       5,000       4,997,117
                 2.50%        11/19/01       3,810       3,805,237
                 4.36%        02/15/02       2,400       2,369,189

                                                     -------------
                                                        11,171,543

                                                     -------------
              Federal Farm Credit Bank Variable Rate
               Notes--27.3%
                 2.48%(b)     11/01/01      10,000      10,000,000
                 2.54%(b)     11/06/01      20,000      20,000,000
                 2.37%(b)     11/12/01       5,000       5,000,000
                 3.31%(b)     11/28/01      20,000      20,000,000

                                                     -------------
                                                        55,000,000

                                                     -------------
              Federal Home Loan Bank Bonds--21.4%
                 6.00%        11/15/01       3,780       3,784,986
                 2.40%        11/23/01      33,000      32,951,600
                 6.00%        12/28/01       1,800       1,810,035
                 6.88%        07/18/02       3,000       3,059,163
                 6.75%        08/15/02       1,500       1,535,958

                                                     -------------
                                                        43,141,742

                                                     -------------
              Federal Home Loan Bank Discount
               Notes--14.8%
                 2.28%        12/14/01       3,700       3,689,924
                 2.41%        12/21/01      10,000       9,966,528
                 2.29%        01/11/02       7,000       6,968,385
                 2.04%        01/22/02       5,000       4,976,767
                 3.36%        02/06/02         735         728,346
                 3.80%        04/26/02       3,500       3,434,978

                                                     -------------
                                                        29,764,928

                                                     -------------
              Student Loan Marketing Association
               Discount Notes--12.4%
                 2.46%        11/01/01       8,000       8,000,000
                 2.18%        01/07/02       8,000       7,967,542
                 2.19%        01/07/02       6,000       5,975,545
                 4.60%        02/14/02       3,000       2,959,750

                                                     -------------
                                                        24,902,837

                                                     -------------

                                            Par
                               Maturity    (000)       Value
                              --------    -------  -------------
               U.S. GOVERNMENT AGENCY &
                INSTRUMENTALITY OBLIGATIONS (continued)
               Student Loan Marketing Association
                Variable Rate Notes--14.9%
                  2.50%(b)    11/01/01   $10,000   $   9,994,459
                  2.44%(b)    11/06/01    10,000      10,000,000
                  2.51%(b)    11/06/01    10,000      10,000,622

                                                   -------------
                                                      29,995,081

                                                   -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $201,003,887(a))          99.9%  201,003,887
OTHER ASSETS IN EXCESS OF
 LIABILITIES                        0.1%      254,182
                                  -----       -------
NET ASSETS (Equivalent to
 $1.00 per share based on
 187,073,241 Institutional Shares
 and 14,242,491 Dollar Shares
 outstanding)                     100.0% $201,258,069
                                  =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($201,258,069 / 201,315,732)                   $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--the interest rate shown is as of October 31, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Infornmation
                               October 31, 2001
                                  (Unaudited)

  Maturity        Par     Percentage
------------- ----------- ----------
   1- 30 Days 138,590,000    68.9%
  31- 60 Days  15,500,000     7.7
  61- 90 Days  26,000,000    12.9
  91-120 Days   6,135,000     3.0
Over 150 Days  15,000,000     7.5

                      Average Weighted Maturity--43 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                       Par
            Maturity  (000)        Value
            -------- -------- ----------------
U.S. TREASURY OBLIGATIONS--106.0%
U.S. Treasury Bills--88.4%
   2.26%    11/01/01 $ 14,125 $     14,125,000
   2.32%    11/01/01      600          600,000
   2.33%    11/01/01    2,700        2,700,000
   2.40%    11/01/01    5,045        5,045,000
   3.30%    11/01/01   22,000       22,000,000
   3.45%    11/01/01   25,000       25,000,000
   2.24%    11/08/01   25,000       24,989,111
   2.29%    11/08/01   28,476       28,463,348
   2.30%    11/08/01   62,300       62,272,138
   2.30%    11/08/01   45,089       45,068,835
   2.19%    11/15/01   50,000       49,957,417
   2.28%    11/15/01   25,000       24,977,833
   2.30%    11/15/01   50,000       49,955,375
   3.30%    11/15/01   24,010       23,979,187
   3.35%    11/15/01   30,000       29,960,975
   2.26%    11/23/01   20,000       19,972,378
   2.28%    11/23/01  100,000       99,860,667
   3.30%    11/23/01   35,000       34,929,524
   3.33%    11/23/01   30,000       29,938,950
   2.13%    11/29/01   33,395       33,339,676
   2.14%    11/29/01   40,000       39,933,422
   2.31%    12/13/01   50,000       49,864,958
   2.58%    12/20/01  100,000       99,648,833
   2.06%    12/27/01   50,000       49,839,389
   2.34%    12/27/01   50,000       49,818,000
   2.29%    01/03/02   10,000        9,959,925
   2.18%    01/10/02   25,000       24,894,271
   2.21%    01/10/02   20,000       19,914,055
   2.15%    01/17/02   20,000       19,907,814
   2.00%    01/31/02   30,000       29,848,333

                              ----------------
                                 1,020,764,414

                              ----------------
U.S. Treasury Notes--17.6%
   7.50%    11/15/01   31,430       31,473,683
   5.88%    11/30/01   64,990       65,157,627
   6.13%    12/31/01   10,000       10,063,158
   6.63%    03/31/02   25,000       25,281,132
   6.63%    04/30/02   15,000       15,218,161
   6.13%    08/31/02   20,000       20,427,709
   6.25%    08/31/02   20,000       20,424,648
   6.00%    09/30/02   15,000       15,336,063

                              ----------------
                                   203,382,181

                              ----------------

                                                        Value
                                                   ---------------
            TOTAL INVESTMENTS IN
             SECURITIES
               (Cost $1,224,146,595(a))    106.0%   $1,224,146,595
            LIABILITIES IN EXCESS OF
             OTHER ASSETS (Including
             $69,781,756 of investments
             purchases payable)             (6.0%)     (69,036,244)
                                           -----   ---------------
            NET ASSETS (Equivalent to
             $1.00 per share based on
             767,095,039 Institutional
             Shares, 380,099,080 Dollar
             Shares and 8,364,407 Cash
             Management Shares
             outstanding)                  100.0%   $1,155,110,351
                                           =====   ===============
            NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
             ($1,155,110,351 / 1,155,558,526)                $1.00
                                                             =====

--------
(a)Cost for federal income tax purposes is $1,224,158,335.

                         Treasury Trust Fund Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

  Maturity        Par     Percentage
  --------        ---     ----------
    1-30 Days 764,160,000    62.4%
   31-60 Days 250,000,000    20.4
   61-90 Days  85,000,000     6.9
  91-120 Days  30,000,000     2.5
Over 150 Days  95,000,000     7.8

                      Average Weighted Maturity--48 days

                See accompanying notes to financial highlights.

                    BlackRock Provident Institutional Funds
                              MuniFund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                               Par
                                 Maturity     (000)       Value
                                --------     -------  --------------
            MUNICIPAL BONDS--98.6%
            Alabama--5.0%
              Columbia IDRB (Alabama Power
               Project) Series 1995B DN
               (A-1, VMIG-1)
               2.00%(b)         11/01/01    $ 6,900   $    6,900,000
              Columbia IDRB (Alabama Power
               Project) Series 1999A DN (A-1)
               2.00%(b)         11/01/01     15,300       15,300,000
              Homewood Educational Development
               Authority (Samford University Project)
               DN (Bank of Nova Scotia LOC)
               (VMIG-1)
               2.00%(b)         11/01/01      4,500        4,500,000
              Jefferson County GO Warrants Series
               2001B DN (Morgan Guaranty Trust
               LOC) (A-1+, VMIG-1)
               2.00%(b)         11/01/01     12,500       12,500,000

                                                      --------------
                                                          39,200,000

                                                      --------------
            Alaska--0.7%
              Anchorage Series 2001 TAN
               (SP-1+, MIG-1)
               3.75%            12/14/01      5,500        5,503,779

                                                      --------------
            Arizona--0.4%
              Arizona School District Series 2001 TAN
               (SP-1+, MIG-1)
               3.25%            07/31/02      3,000        3,015,297

                                                      --------------
            Arkansas--1.3%
              Arkansas Housing Finance Authority RB
               (Baptist Health Project) Series 1995
               DN (MBIA Insurance) (A-1+)
               2.18%(b)         11/07/01      7,400        7,400,000
              University of Arkansas Regents RB
               Series 1998 DN (MBIA Insurance)
               (VMIG-1)
               2.00%(b)         11/07/01      2,900        2,900,000

                                                      --------------
                                                          10,300,000

                                                      --------------
            California--2.3%
              California Series 2001-02 DN
               (SP-1+, MIG-1)
               2.28%(b)         11/07/01     18,000       18,000,000

                                                      --------------
            Colorado--2.4%
              Colorado Educational & Cultural
               Facilities Authority (National Cable
               Television Center Project) DN (A-1+)
               2.15%(b)         11/07/01        845          845,000

                                              Par
                                Maturity     (000)        Value
                               --------     -------   --------------
            MUNICIPAL BONDS (continued)
            Colorado (continued)
              Garfield County Hospital RB Series 1999
               DN (Banc One LOC) (A-1)
               2.18%(b)        11/07/01    $17,600    $   17,600,000

                                                      --------------
                                                          18,445,000

                                                      --------------
            Delaware--0.5%
              Delaware State Economic Development
               Authority (St. Annes Episcopal
               Project) RB Series 2001 DN (A-1)
               2.25%(b)        11/07/01      2,000         2,000,000
              Sussex County IDRB (Rehoboth Mall
               Project) Series 2001A DN (A-1)
               2.23%(b)        11/07/01      2,000         2,000,000

                                                      --------------
                                                           4,000,000

                                                      --------------
            District of Columbia--0.6%
              District of Columbia Refunding RB
               Series 2001 DN (Suntrust Bank LOC)
               (VMIG-1)
               2.00%(b)        11/07/01      5,000         5,000,000

                                                      --------------
            Florida--0.9%
              Collier County District Water & Sewer
               RB Series 1999B MB (FGIC
               Insurance)
               4.00%           07/01/02      1,025         1,032,974
              Florida General Services Revenue
               Department of Environmental
               Protection Series 1999A MB
               (FGIC Insurance)
               4.00%           07/01/02      1,500         1,511,668
              Lee County IDA Healthcare Facilities RB
               Series 1999 DN (Fifth Third Bank
               LOC)
               2.11%(b)        11/07/01      2,000         2,000,000
              Putnam County PCRB (Seminole
               Electric Project) Series 1984H MB
               2.40%           03/15/02      2,145         2,145,000

                                                      --------------
                                                           6,689,642

                                                      --------------
            Georgia--7.7%
              Atlanta Water & Wastewater RB
               Series 2000A DN
               2.23%(b)        11/07/01     10,100        10,100,000
              Clayton County Hospital Authority
               Revenue Anticipation Certificates
               Series 1998B DN
               (Suntrust Bank LOC)
               2.10%(b)        11/07/01      2,000         2,000,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                            Par
                              Maturity     (000)        Value
                             --------     -------   --------------
             MUNICIPAL BONDS (continued)
             Georgia (continued)
               Cobb County Development Authority RB
                (Highland Park Associates Project)
                DN (Suntrust Bank LOC)
                2.10%(b)     11/07/01    $ 1,950    $    1,950,000
               Cobb County Housing Authority
                Multifamily Housing RB (Post Bridge
                Project) DN (Federal National
                Mortgage Association Guaranty)
                (A-1+, VMIG-1)
                1.95%(b)     11/07/01      1,200         1,200,000
               Dekalb County Housing Authority
                Multifamily Housing RB (Clairmont
                Crest Project) DN (Federal National
                Mortgage Association Guaranty)
                (A-1+, VMIG-1)
                2.00%(b)     11/07/01        500           500,000
               Forsyth County IDA (Epstein School
                Project) DN (Suntrust Bank LOC)
                (VMIG-1)
                2.10%(b)     11/07/01      7,000         7,000,000
               Fulton County Development Authority
                RB Series 1997 DN (Suntrust Bank
                LOC) (VMIG-1)
                2.10%(b)     11/07/01      5,000         5,000,000
               Fulton County Development Authority
                RB Series 2001 DN (Suntrust Bank
                LOC) (VMIG-1)
                2.10%(b)     11/07/01      2,000         2,000,000
               La Grange Development Authority RB
                Series 2001 DN (Suntrust Bank LOC)
                (VMIG-1)
                2.18%(b)     11/07/01      1,000         1,000,000
               Macon-Bibb County Hospital Authority
                (The Medical Center of Central
                Georgia Project) DN (Suntrust Bank
                LOC)
                2.10%(b)     11/07/01      3,000         3,000,000
               Monroe County Series 2001 TECP
                (Kredietbank LOC)
                2.15%        01/03/02     16,415        16,415,000
               Richmond County Board of Education
                GO MB
                5.00%        03/01/02      5,000         5,035,415
               Union County Educational Development
                Authority RB Series 2001 DN
                (Suntrust Bank LOC) (VMIG-1)
                2.10%(b)     11/07/01      4,310         4,310,000

                                                    --------------
                                                        59,510,415

                                                    --------------

                                               Par
                                 Maturity     (000)        Value
                                --------     -------   --------------
           MUNICIPAL BONDS (continued)
           Idaho--0.4%
             Idaho Series 2001 TAN (SP-1+, MIG-1)
              3.75%             06/28/02    $ 3,000    $    3,022,007

                                                       --------------
           Illinois--11.2%
             Chicago Board of Education GO First
              Union Merlots Series 1999A-47 DN
              (First Union Bank LOC) (A-1)
              2.13%(b)          11/07/01      3,100         3,100,000
             Chicago GO First Union Merlots Series
              2000W MB (AMBAC Insurance)
              (VMIG-1)
              2.60%             09/03/02      2,000         2,000,000
             Chicago GO Tender Notes Series 2000A
              MB (Landesbank Hessen Thuringen
              Girozentrale LOC)
              2.00%             12/18/01      3,000         3,000,000
             Chicago Sales Tax RB First Union
              Merlots DN (FGIC Insurance)
              (VMIG-1)
              2.13%(b)          11/07/01      5,000         5,000,000
             Cook County GO Series 1991 MB
              (AMBAC Insurance)
              6.75%             11/01/01     16,430        16,758,600
             Illinois Development Finance Authority
              Multifamily RB (Merrill Lynch Trust
              Receipts) Series 2001 DN (A-1C+)
              2.35%(b)          11/07/01     10,000        10,000,000
             Illinois Educational Facilities Authority
              RB (National Louis University Project)
              Series 1999A DN (Banc One LOC)
              (A-1+)
              2.10%(b)          11/07/01      5,645         5,645,000
             Illinois Health Facilities Authority RB
              (Evanston Hospital Corporation
              Project) MB (VMIG-1)
              2.65%             07/31/02      3,000         3,000,000
             Illinois Health Facilities Authority RB
              (Northwestern Memorial Hospital
              Project) Series 1995 DN
              (A-1+, VMIG-1)
              2.00%(b)          11/01/01      2,000         2,000,000
             Illinois Health Facilities Authority RB
              (Southern Illinois Hospital Services
              Project) Series 1991 MB (MBIA
              Insurance)
              6.625%            03/01/02      6,255         6,449,390
             Illinois Health Facilities Authority RB
              (Streetville Corporation Project)
              Series 1993A DN (A-1+, VMIG-1)
              2.05%(b)          11/07/01      1,000         1,000,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                      Par
                      Maturity       (000)        Value
                   --------         -------   --------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Illinois Housing Finance Authority
   Series 1999B MB (VMIG-1)
   4.28%           12/05/01       $ 4,400     $    4,400,000
  Illinois Sales Tax RB (Zurich Capital
   Markets Trust Receipts) Series Ztc-32
   DN (A-1+, VMIG-1)
   2.28%(b)        11/07/01         2,000          2,000,000
  Kane McHenry Cook & De Kalb
   Counties Unified School District
   (Zurich Capital Markets Trust
   Receipts) Series Ztc-7 DN (MBIA
   Insurance) (VMIG-1)
   2.23%(b)        11/07/01        18,810         18,810,000
  University of Illinois Auxiliary Facilities
   System RB (Eagle Tax-Exempt Trust
   Receipts) Series 2000 DN (MBIA
   Insurance) (VMIG-1)
   2.13%(b)        11/07/01         3,500          3,500,000

                                              --------------
                                                  86,662,990

                                              --------------
Indiana--1.7%
  Indiana Development Finance Authority
   RB (USX Corp. Environmental
   Improvement Project) Series 1998 MB
   (Bank of Nova Scotia LOC)
   (A-1, VMIG-1)
   2.05%           10/04/02         2,000          2,000,000
  Indiana Municipal Power Agency Power
   Supply System RB Series 2000A DN
   (Toronto Dominion LOC)
   (A-1+, VMIG-1)
   1.95%(b)        11/07/01           500            500,000
  Indianapolis Public Improvement Bond
   Bank Series 2001A MB (SP-1+)
   3.25%           01/08/02         5,000          5,005,041
  Monroe County Industrial Hospital RB
   (Bloomington Hospital Project) Series
   1992 MB (MBIA Insurance)
   6.70%           05/01/02         2,000          2,053,051
  Warren Township Vision 2005 School
   Building Corporation RB First Union
   Merlots Series 2001A-52 DN (First
   Union Bank LOC) (A-1)
   2.13%(b)        11/07/01         3,300          3,300,000

                                              --------------
                                                  12,858,092

                                              --------------
Iowa--3.7%
  Des Moines Commercial Development
   DN (A-1+)
   2.25%(b)        11/01/01         6,000          6,000,000

                                               Par
                                  Maturity    (000)       Value
                                 --------    -------  --------------
            MUNICIPAL BONDS (continued)
            Iowa (continued)
              Iowa Higher Education Loan Authority
               (Private College Project) DN
               (A-1+, VMIG-1)
               2.05%(b)          11/07/01   $ 1,700   $    1,700,000
              Iowa School Cash Anticipation Program
               Corporation Series 2001-02A MB
               (FSA Insurance) (SP-1+, MIG-1)
               3.75%             06/21/02     6,000        6,040,815
              Urbandale IDRB (Aurora Business Park
               Association Project) Series 1985 DN
               (A-1+)
               2.15%(b)          11/07/01     9,200        9,200,000
              Urbandale IDRB (Meredith Association
               Project) Series 1985 DN (A-1+)
               2.15%(b)          11/07/01     5,500        5,500,000

                                                      --------------
                                                          28,440,815

                                                      --------------
            Kentucky--2.1%
              Jefferson County Capital Projects
               Corporation RB Series 1996A MB
               (AMBAC Insurance)
               5.50%             04/01/02     1,005        1,014,665
              Kentucky Interlocal School Series 2001
               TRAN (SP-1+, MIG-1)
               3.75%             06/28/02    10,000       10,065,609
              Kentucky State Property & Buildings
               (Zurich Capital Trust Receipts) Series
               Ztc-34 DN (A-1+, P-1)
               2.28%(b)          11/07/01     5,000        5,000,000

                                                      --------------
                                                          16,080,274

                                                      --------------
            Louisiana--0.5%
              Louisiana Public Facilities Authority
               Hospital RB (Willis-Knighton Medical
               Center Project) Series 1993 DN
               (Mellon Bank LOC) (A-1)
               2.00%(b)          11/07/01       980          980,000
              Louisiana Public Facilities Authority
               Hospital RB (Willis-Knighton Medical
               Center Project) Series 1997 DN
               (AMBAC Insurance) (A-1+, VMIG-1)
               2.00%(b)          11/07/01       600          600,000
              Louisiana State Series 1992A MB
               6.50%             05/01/02     2,500        2,594,324

                                                      --------------
                                                           4,174,324

                                                      --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                  Maturity     (000)       Value
                                 --------     -------   ------------
            MUNICIPAL BONDS (continued)
            Maryland--3.6%
              Baltimore County Refunding RB (Paths at
               Loveton Farms Apartments Facility
               Project) DN (FNB Maryland LOC) (A-1)
               2.23%(b)          11/07/01    $ 5,440    $  5,440,000
              Frederick County (Homewood Incorporated
               Facility Project) DN (FNB Maryland
               LOC) (A-1)
               2.23%(b)          11/07/01     10,250      10,250,000
              Maryland State Health & Higher Education
               Facilities Authority RB (Doctors
               Community Hospital Project) Series
               1997 DN (Allfirst Bank LOC) (A-1)
               2.18%(b)          11/07/01      6,750       6,750,000
              Maryland State Health & Higher Education
               Facilities Authority RB (Doctors
               Community Hospital Project) Series
               1999 DN (Allfirst Bank LOC) (A-1)
               2.18%(b)          11/07/01      3,715       3,715,000
              Montgomery County Economic
               Development Authority RB (Brooke
               Grove Foundation Incorporated Project)
               DN (Allfirst Bank LOC) (A-1)
               2.23%(b)          11/07/01      1,910       1,910,000

                                                        ------------
                                                          28,065,000

                                                        ------------
            Michigan--2.3%
              Detroit Sewer & Disposal Authority First
               Union Merlots Series 2001A-112 DN
               (MBIA Insurance) (VMIG-1)
               2.15%(b)          11/07/01      2,500       2,500,000
              Garden City Housing Finance Authority
               (Garden City Housing Project) DN
               (National City Bank LOC) (A-1+)
               2.20%(b)          11/07/01      3,300       3,300,000
              Grand Traverse County Hospital Munson
               Health Care Series 1992A MB
               (Kredietbank LOC)
               6.25%             07/01/02      1,425       1,491,447
              Grand Valley Michigan State University RB
               Series 2001B DN (FGIC Insurance)
               2.18%(b)          11/07/01      2,000       2,000,000
              Michigan Municipal Bond Authority Series
               2001C-1 RAN (SP-1+)
               3.50%             08/22/02      7,000       7,050,550
              Michigan Strategic Fund PCRB
               (Consumers Power Company Project)
               Series 1988A DN (UBS LOC) (VMIG-1)
               2.05%(b)          11/01/01        100         100,000

                                               Par
                                 Maturity     (000)       Value
                                --------     ------   --------------
           MUNICIPAL BONDS (continued)
           Michigan (continued)
             Pellston School District GO Series 1992
              MB (FSA Insurance)
              6.63%             05/01/02    $1,000    $    1,036,212

                                                      --------------
                                                          17,478,209

                                                      --------------
           Minnesota--3.7%
             Hennepin County GO Series 2000B DN
              (Landesbank Hessen Thuringen
              Girozentrale LOC) (A-1C+, VMIG-1)
              2.00%(b)          11/07/01       800           800,000
             Minneapolis & St. Paul Airport RB Series
              2000A DN (FGIC Insurance) (VMIG-1)
              2.13%(b)          11/07/01     5,000         5,000,000
             Minneapolis GO RB DN (Bayerische
              Landesbank Girozentrale LOC)
              (A-1+, VMIG-1)
              2.00%(b)          11/07/01     1,230         1,230,000
             Minneapolis GO RB Series 1994A DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, VMIG-1)
              2.00%(b)          11/07/01     1,295         1,295,000
             Minneapolis GO Series 1995B DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, VMIG-1)
              2.00%(b)          11/07/01     4,330         4,330,000
             Minneapolis GO Series 1996 DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, VMIG-1)
              2.00%(b)          11/07/01     3,220         3,220,000
             Minneapolis GO Series 1997B DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, VMIG-1)
              2.00%(b)          11/07/01     2,740         2,740,000
             Minneapolis GO Series 2000A DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1, VMIG-1)
              2.00%(b)          11/07/01     3,850         3,850,000
             Minneapolis GO Series 2001 DN
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, VMIG-1)
              2.00%(b)          11/07/01     5,000         5,000,000
             Minnesota Housing Finance Authority
              MB (A-1+, VMIG-1)
              4.40%             11/29/01     1,300         1,300,000

                                                      --------------
                                                          28,765,000

                                                      --------------
           Missouri--2.2%
             Columbia Certificates of Participation
              Series 2001A MB (AMBAC Insurance)
              4.00%             02/01/02     2,645         2,652,419

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)        Value
                             --------       -------   --------------
            MUNICIPAL BONDS (continued)
            Missouri (continued)
              Kansas City IDRB (Mid-America Health
               Services Project) Series 1984 DN
               (Bank of New York LOC)
               (A-1, VMIG-1)
               2.06%(b)      11/07/01     $   200     $      200,000
              Lees Summit Multifamily Housing RB
               Series 2001B DN
               2.25%(b)      11/07/01      11,250         11,250,000
              Missouri State Development Finance
               Board Lease RB Series 1999 DN
               (A-1+)
               2.07%(b)      11/07/01       2,900          2,900,000

                                                      --------------
                                                          17,002,419

                                                      --------------
            Nevada--2.8%
              Clark County Airport RB (Zurich Capital
               Trust Receipts) Series Ztc-31DN
               (ZCM Matched Funding Liquidity)
               2.23%(b)      11/07/01       9,935          9,935,000
              Clark County Airport System
               Subordinate Lien RB Series 1995A-1
               DN (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+, VMIG-1)
               1.90%(b)      11/07/01       2,090          2,090,000
              Clark County School District RB (Bear
               Stearns Municipal Trust Receipts)
               Series 9013 DN (FSA Insurance)
               (A-1+)
               2.30%(b)      11/07/01       2,000          2,000,000
              Las Vegas GO Series 1992 MB
               (FGIC Insurance)
               6.60%         04/01/02       2,000          2,070,903
              Las Vegas Valley Water System TECP
               (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+, P-1)
               2.00%         02/07/02       6,000          6,000,000

                                                      --------------
                                                          22,095,903

                                                      --------------
            New Hampshire--0.5%
              New Hampshire Health & Higher
               Education Facilities Authority (VHA of
               New England Capital Asset Financing
               Program) Series 1985B DN (Mellon
               Bank N.A. LOC) (A-1+, VMIG-1)
               2.00%(b)      11/07/01       1,900          1,900,000

                                               Par
                                Maturity      (000)        Value
                             --------         ------   --------------
           MUNICIPAL BONDS (continued)
           New Hampshire (continued)
             New Hampshire Health & Higher
              Education Facilities Authority (VHA of
              New England Capital Asset Financing
              Program) Series 1985D DN (AMBAC
              Insurance) (A-1+, VMIG-1)
              2.00%(b)       11/07/01       $1,800     $    1,800,000

                                                       --------------
                                                            3,700,000

                                                       --------------
           New Jersey--0.2%
             New Jersey Sports & Exhibition
              Authority Series 1992C DN (Barclays
              Bank LOC) (A-1+, VMIG-1)
              1.80%(b)       11/07/01        1,900          1,900,000

                                                       --------------
           New Mexico--0.2%
             Albuquerque Water and Sewer System
              RB Series 1992 MB
              6.25%          07/01/02        1,835          1,912,989

                                                       --------------
           New York--0.7%
             City of New York Transiltional Finance
              Authority Financing RB Future Tax
              Secured Bonds Series 2001B DN
              (Landesbank Hessen Thuringen
              Girozentrale LOC) (A-1+, VMIG-1)
              1.95%(b)       11/01/01          100            100,000
             Triborough Bridge and Tunnel Authority
              General Purpose RB Series 2001A
              BAN (SP-1+, MIG-1)
              5.00%          01/17/02        5,000          5,020,474

                                                       --------------
                                                            5,120,474

                                                       --------------
           North Carolina--2.1%
             Buncombe County GO Series 1997 DN
              (A-1+, VMIG-1)
              2.05%(b)       11/07/01          380            380,000
             Mecklenburg County GO Series 1996B
              DN (Bank of America LOC)
              (A-1+, VMIG-1)
              2.05%(b)       11/07/01          700            700,000
             Mecklenburg County GO Series 2000E
              DN (A-1+, VMIG-1)
              2.15%(b)       11/07/01        2,000          2,000,000
             North Carolina Capital Finance Facilities
              Agency Educational Facilities RB
              Series 2001 DN (Branch Banking and
              Trust Company LOC) (VMIG-1)
              2.00%(b)       11/07/01        1,000          1,000,000
             North Carolina Gaston Day School
              Educational Facilities RB Series 2000
              DN (Bank of America LOC)
              2.15%(b)       11/07/01          500            500,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)        Value
                             --------        ------   --------------
           MUNICIPAL BONDS (continued)
           North Carolina (continued)
             North Carolina Housing Finance Agency
              First Union Merlots Series 2000A DN
              (First Union Bank LOC) (VMIG-1)
              2.18%(b)       11/07/01      $  100     $      100,000
             North Carolina Medical Care Community
              Hospital RB (Angel Medical Center,
              Inc. Project) Series 1997 DN (First
              Union National Bank of North Carolina
              LOC) (A-1)
              2.10%(b)       11/07/01         700            700,000
             North Carolina Medical Care Community
              Hospital RB (Duke University Hospital
              Project) Series 1985B DN
              (A-1+, VMIG-1)
              2.05%(b)       11/07/01         300            300,000
             North Carolina Medical Care Community
              Hospital RB (Moses H. Cone Health
              System Project) Series 2001A DN
              (Chase Manhattan LOC) (A-1+)
              2.10%(b)       11/07/01       1,900          1,900,000
             North Carolina Medical Care Community
              Hospital RB (Moses H. Cone
              Memorial Hospital Project) Series
              1993 DN (Wachovia Bank LOC)
              (A-1+, VMIG-1)
              2.05%(b)       11/07/01       1,100          1,100,000
             North Carolina Medical Care Community
              Hospital RB Series 2000 DN
              (Wachovia Bank LOC) (A-1+, VMIG-1)
              1.93%(b)       11/07/01       3,600          3,600,000
             North Carolina Medical Care Community
              Retirement Facilities RB Series 2001
              DN (Branch Banking and Trust
              Company LOC) (A-1)
              2.05%(b)       11/07/01       2,500          2,500,000
             University of North Carolina Hospital At
              Chapel Hill RB Series 2001B DN
              (Landesbank Hessen Thuringen
              Girozentrale LOC) (A-1+, VMIG-1)
              2.00%(b)       11/01/01       1,800          1,800,000

                                                      --------------
                                                          16,580,000

                                                      --------------
           Ohio--3.6%
             Butler County Adjustable Rate Demand
              Series 2001 DN (Fifth Third Bank
              LOC)
              2.14%(b)       11/07/01       3,000          3,000,000
             Cleveland Waterworks RB Series F-92B
              MB (AMBAC Insurance)
              6.50%          01/01/02       2,000          2,050,522

                                               Par
                                   Maturity   (000)       Value
                                  --------    ------  --------------
            MUNICIPAL BONDS (continued)
            Ohio (continued)
              Clinton County Hospital RB (Pooled
               Financing Programs) Series 1998 DN
               (Fifth Third Bank LOC) (A-1+)
               2.05%(b)           11/07/01   $2,300   $    2,300,000
              Clinton County Hospital RB DN (National
               City Bank LOC) (VMIG-1)
               2.05%(b)           11/07/01    8,205        8,205,000
              Columbus GO Unlimited Tax DN
               (Westduetsche Landesbank
               Girozentrale LOC)
               (A-1+, VMIG-1)
               2.00%(b)           11/07/01      365          365,000
              Cuyahoga County Hospital Refunding
               RB Series 1998B DN (Chase
               Manhattan LOC) (A-1+, VMIG-1)
               2.05%(b)           11/07/01    1,800        1,800,000
              Cuyahoga County RB (Oriana Service
               Civic Facility Project) Series 2001 DN
               (Key Bank N.A. LOC)
               2.25%(b)           11/07/01    4,000        4,000,000
              Ohio Water Development Authority
               PCRB (Philip Morris Company
               Project) Series 1997 DN (P-1)
               2.25%(b)           11/07/01    4,900        4,900,000
              Warren County Health Care Facilities
               RB (Otterbein Homes Project) Series
               1998B DN (Fifth Third Bank Corp.
               LOC) (A-1+)
               2.25%(b)           11/07/01      576          576,000
              Westerville (ABN AMRO Munitops Trust
               Certificates) Series 2001 DN (ABN-
               AMRO Bank N.V. LOC) (VMIG-1)
               1.99%(b)           11/07/01      600          600,000

                                                      --------------
                                                          27,796,522

                                                      --------------
            Oklahoma--0.2%
              Oklahoma State Water Resource Board
               RB (State Loan Program) Series 1997
               MB (A-1+)
               2.40%              03/01/02    1,525        1,525,000

                                                      --------------
            Pennsylvania--6.7%
              Beaver County Hospital Authority
               (Beaver Medical Center Incorporated
               Project) Series 1992 MB (AMBAC
               Insurance)
               6.63%              07/01/02    1,000        1,045,142
              Emmaus General RB Series 2000A DN
               (First Union Bank LOC) (A-1)
               2.18%(b)           11/07/01    8,500        8,500,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)        Value
                             --------       -------   --------------
           MUNICIPAL BONDS (continued)
           Pennsylvania (continued)
             Franklin County IDRB DN (AMBAC
              Insurance) (A-1+)
              2.18%(b)       11/01/01      $ 1,100    $    1,100,000
             Franklin County Industrial Development
              Authority Hospital (Chambersburg
              Hospital Project) Series 1992 MB
              (FGIC Insurance)
              6.25%          07/01/02        3,000         3,128,136
             Lancaster County DN (FGIC Insurance)
              (A-1+)
              2.16%(b)       11/07/01        2,000         2,000,000
             Lebanon County Health Facilities DN
              (Allfirst Bank LOC) (A-1)
              2.18%(b)       11/07/01        2,950         2,950,000
             Pennsylvania Higher Education RB
              Series 2001 DN (Kredietbank LOC)
              (VMIG-1)
              2.15%(b)       11/07/01        5,000         5,000,000
             Pennsylvania Higher Education Facilities
              Authority RB (University of
              Pennsylvania Health Services Project)
              Series 1994B DN (A-1+, VMIG-1)
              2.05%(b)       11/07/01       10,400        10,400,000
             Pennsylvania Higher Education Facilities
              Authority RB (University of
              Pennsylvania Health Services Project)
              Series 1998B DN (Morgan Guaranty
              LOC) (A-1+, VMIG-1)
              2.05%(b)       11/07/01        1,200         1,200,000
             University of Pittsburgh Commonwealth
              System of Higher Education Notes
              Series 2001A MB
              4.00%          04/04/02        5,000         5,016,284
             Warwick School District (Zurich Capital
              Markets Trust Receipts) Series Ztc-29
              DN (FGIC Insurance)
              2.23%(b)       11/07/01       11,325        11,325,000

                                                      --------------
                                                          51,664,562

                                                      --------------
           South Carolina--1.5%
             Clemson University RB (Athletic
              Facilities Project) Series 2001 MB
              (Kredietbank LOC)
              4.00%          05/01/02        1,025         1,031,627
             Lexington Water & Sewer Revenue
              Refunding and Improvement Bonds
              Series 2001A MB (MBIA Insurance)
              5.00%          04/01/02        1,345         1,360,677

                                              Par
                               Maturity      (000)        Value
                             --------       -------   --------------
            MUNICIPAL BONDS (continued)
            South Carolina (continued)
              Piedmont Municipal Power Agency
               Electric Refunding RB Series 1996B
               DN (Credit Suisse LOC)
               (A-1+, VMIG-1)
               1.95%(b)      11/07/01     $ 3,700     $    3,700,000
              South Carolina Public Service Authority
               RB Series 1991D MB (AMBAC
               Insurance)
               6.50%         07/01/02       5,000          5,223,323

                                                      --------------
                                                          11,315,627

                                                      --------------
            Tennessee--5.6%
              City of Chattanooga Health, Education &
               Housing Facility Board Series 1999
               DN (Amsouth Bank of Alabama LOC)
               (A-1)
               2.18%(b)      11/07/01      12,400         12,400,000
              Cleveland IDRB (YMCA Chattan Project)
               Series 1999 DN (Suntrust Bank LOC)
               2.10%(b)      11/07/01       2,800          2,800,000
              Dickson County IDRB (The Renaissance
               Learning Center Project) Series 1997
               DN (Suntrust Bank LOC)
               2.10%(b)      11/07/01      10,300         10,300,000
              Knox County GO Series 1994 MB
               6.88%         04/01/02       1,000          1,026,826
              Knox County Public Improvement GO
               Series 1994 MB
               6.88%         04/01/02       1,000          1,025,948
              Memphis General Improvement
               Refunding RB DN (Westdeutsche
               Landesbank Giroentrale LOC)
               (A-1+, VMIG-1)
               2.05%(b)      11/07/01         500            500,000
              Memphis GO Series 1995A DN
               (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+, VMIG-1)
               2.05%(b)      11/07/01         500            500,000
              Metropolitan Government Nashville &
               Davidson County GO Series 1994 MB
               6.15%         05/15/02       5,345          5,549,191
              Metropolitan Government Nashville &
               Davidson County Health & Education
               Board (Belmont University Project) DN
               (Suntrust Bank LOC)
               2.10%(b)      11/07/01       1,000          1,000,000
              Metropolitan Government Nashville &
               Davidson County Health & Education
               Board (Harpeth Hall School Project)
               DN (Suntrust Bank LOC)
               2.10%(b)      11/07/01         395            395,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                                Maturity     (000)       Value
                              --------      ------   --------------
            MUNICIPAL BONDS (continued)
            Tennessee (continued)
              Shelby County TECP (A-1+, P-1)
               2.50%          02/13/02     $5,500    $    5,500,000
              Tennessee GO Series 1992A MB (Aa1)
               5.625%         07/01/02      1,505         1,554,739
              Washington County IDRB (Springbrook
               Properties Project) Series 1996 DN
               (Suntrust Bank LOC) (A-1+, VMIG-1)
               2.10%(b)       11/07/01      1,300         1,300,000

                                                     --------------
                                                         43,851,704

                                                     --------------
            Texas--6.4%
              Alief Independent School District
               Unlimited Tax Schoolhouse Bonds
               Series 2001 MB
               4.50%          02/15/02      1,260         1,264,240
              Austin Water & Wastewater System RB
               DN (MBIA Insurance) (VMIG-1)
               2.13%(b)       11/07/01      2,500         2,500,000
              Capital Area Housing RB (Merrill Lynch
               P-Float Receipts) Series 2001 DN
               (A-1C+)
               2.35%(b)       11/07/01      8,020         8,020,000
              Corpus Christi GO Series 1992 MB
               (FGIC Insurance)
               6.70%          03/01/02      1,000         1,012,940
              Denton Certificates of Obligation MB
               (AMBAC Insurance)
               4.50%          02/15/02      1,225         1,229,659
              Houston Higher Education Eagle Tax-
               Exempt Trust Receipts Series 2001
               DN (Citibank LOC) (A-1+)
               2.18%(b)       11/07/01      2,500         2,500,000
              Jefferson County Health Facility
               Development Corporation First Union
               Merlots Series 2001A-83 DN (First
               Union Bank LOC) (A-1C+)
               2.13%(b)       11/07/01      3,995         3,995,000
              Lower Colorado Texas River Authority
               DN (First Union Bank LOC; FSA
               Insurance) (VMIG-1)
               2.13%(b)       11/07/01      2,000         2,000,000
              Northside Independent School District
               Unlimited Tax Series 2001A MB
               (A-1+, VMIG-1)
               3.00%          08/01/02      2,000         2,005,849
              Red River Educational Development
               Authority (Municipal Securities Trust
               Receipts) Series 2000 DN (Societe
               Generale LOC) (A-1C+)
               2.05%(b)       11/07/01      3,570         3,570,000

                                              Par
                                Maturity     (000)        Value
                               --------     -------   --------------
            MUNICIPAL BONDS (continued)
            Texas (continued)
              San Antonio Electric & Gas RB Series
               2000 DN (VMIG-1)
               2.18%(b)        11/07/01    $10,000    $   10,000,000
              Southeast Texas Housing Finance
               Corporation First Union Merlots RB
               Series 2001A DN (Federal National
               Mortgage Association Guaranty)
               (A-1+)
               2.13%(b)        11/07/01      5,710         5,710,000
              Texas Series 2001A TRAN
               (SP-1+, MIG-1)
               3.75%           08/29/02      5,000         5,051,522
              University of Texas Revenue Financing
               System Bonds Series 1998 MB
               4.50%           08/15/02      1,000         1,013,742

                                                      --------------
                                                          49,872,952

                                                      --------------
            Utah--1.3%
              Intermountain Power Agency TECP
               (Kredietbank) (A-1+, VMIG-1)
               2.00%           01/15/02     10,000        10,000,000

                                                      --------------
            Virginia--3.8%
              Chesterfield County PCRB Series 1992
               DN (A-1, P-1)
               2.25%(b)        11/07/01     12,600        12,600,000
              City of Alexandria IDRB (YMCA of Metro
               Washington Facility) Series 1998 DN
               (Allfirst Bank LOC) (A-1+)
               2.23%(b)        11/07/01      2,238         2,238,000
              Commonwealth of Virginia
               Transportation Authority RB Series
               1999B DN (Citibank LOC) (A-1+)
               2.18%(b)        11/07/01      1,000         1,000,000
              Fairfax County IDA RB (Fairfax Hospital
               System Project) Series 1988B DN
               (A-1+, VMIG-1)
               2.00%(b)        11/07/01        600           600,000
              Lynchburg IDA Hospital Facilities RB
               (VHA Mid-Atlantic States Capital
               Asset Finance Program) Series 1985B
               DN (AMBAC Insurance) (A-1+)
               2.00%(b)        11/07/01        600           600,000
              Lynchburg IDA Hospital Facilities RB
               (VHA Mid-Atlantic States Capital
               Asset Finance Program) Series 1985C
               DN (AMBAC Insurance)
               (A-1+, VMIG-1)
               2.00%(b)        11/07/01      1,500         1,500,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                               Par
                                  Maturity    (000)       Value
                                 --------     ------  --------------
           MUNICIPAL BONDS (continued)
           Virginia (continued)
             Lynchburg IDA Hospital Facilities RB
              (VHA Mid-Atlantic States Capital
              Asset Finance Program) Series 1985E
              DN (NBD Bank Corporation LOC)
              (VMIG-1)
              2.00%(b)           11/07/01    $2,200   $    2,200,000
             Virginia Housing Authority
              Commonwealth Mortgage Bonds
              Series 2001D MB (A-1+, VMIG-1)
              2.65%              11/15/01     5,300        5,300,000
             Virginia Beach Ocean Ranch Motel
              Corporation IDRB Series 1998 DN
              (Branch Banking and Trust Company
              LOC) (A-1, P-1)
              2.15%(b)           11/07/01     1,000        1,000,000
             Virginia College Building Authority
              Educational Facilities RB (University
              of Richmond Project) Series 1996 DN
              (VMIG-1)
              2.00%(b)           11/07/01     1,000        1,000,000
             Virginia Resource Authority RB (Henrico
              County Project) Series 1997 DN
              (Crestar Bank N.A. LOC) (A-1+)
              2.20%(b)           11/07/01     1,400        1,400,000

                                                      --------------
                                                          29,438,000

                                                      --------------
           Washington--2.0%
             King County ABN AMRO Munitops Trust
              Certificates Series 2001 DN (MBIA
              Insurance) (VMIG-1)
              2.04%(b)           11/07/01     2,500        2,500,000
             Seattle Municipal Light & Power RB First
              Union Merlots Series 2001A-56 DN
              (First Union Bank LOC) (VMIG-1)
              2.13%(b)           11/07/01     7,495        7,495,000
             Washington Public Power Supply Series
              2000 DN (First Union Bank LOC)
              (VMIG-1)
              2.13%(b)           11/07/01     5,890        5,890,000

                                                      --------------
                                                          15,885,000

                                                      --------------

                                               Par
                                  Maturity    (000)      Value
                                 --------    ------- --------------
            MUNICIPAL BONDS (continued)
            West Virginia--
             0.2%
              West Virginia Financial Authority
               Hospital RB (VHA Mid-Atlantic
               Hospital Project) Series 1985H DN
               (Mellon Bank N.A. LOC) (A-1+)
               2.00%(b)          11/07/01    $ 1,800 $    1,800,000

                                                     --------------
            Wisconsin--4.4%
              South East Wisconsin Professional
               Baseball Park District Sales Tax RB
               Series 2000Y DN (MBIA Insurance)
               (VMIG-1)
               2.13%(b)          11/07/01      3,000      3,000,000
              Wisconsin State Health & Educational
               Facilities Authority (St. Joseph's
               Community Hospital Project) RB
               Series 2001 DN (A-1)
               2.20%(b)          11/07/01     22,000     22,000,000
              Wisconsin State Health & Educational
               Facilities Authority DN (A-1)
               2.15%(b)          11/07/01      3,000      3,000,000
              Wisconsin State Health & Educational
               Facilities Authority RB (Children's
               Hospital of Wisconsin Project) Series
               1992 MB (FGIC Insurance)
               6.50%             08/15/02      6,000      6,291,187

                                                     --------------
                                                         34,291,187

                                                     --------------
            Multi-State--3.2%
              Capital Corporation Guarantor Trust
               Receipts (Merrill Lynch Pooled
               Puttable Securities) Series PL-10B
               MB (Merrill Lynch & Co. Landesbank
               Hessen-Thuringen Girozentrale LOC)
               2.95%             11/16/01     11,000     11,000,000
              Societe Generale Pooled Trust RB
               Series 2001B DN
               2.38%(b)          11/07/01     13,755     13,755,000

                                                     --------------
                                                         24,755,000

                                                     --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                            Value
                                         ------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $765,718,183(a))          98.6% $765,718,183
OTHER ASSETS IN EXCESS OF
 LIABILITIES                        1.4%   10,960,949
                                  -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 688,888,797
 Institutional Shares, 71,001,434
 Dollar Shares, 4,762,352 Cash
 Management Shares and
 12,087,353 Cash Reserve
 Shares outstanding)              100.0% $776,679,132
                                  =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($776,679,132 / 776,739,936)                   $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniFund Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

  Maturity        Par      Percentage
------------- ------------ ----------
    1-30 Days $593,944,000    77.4%
   31-60 Days    9,900,000     1.3
   61-90 Days   41,415,000     5.4
  91-120 Days   16,630,000     2.2
 121-150 Days   15,925,000     2.1
Over 150 Days   89,510,000    11.6

                      Average Weighted Maturity--43 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              MuniCash Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                      Par
                      Maturity       (000)       Value
                    --------        -------   ------------
MUNICIPAL BONDS--99.5%
Alabama--4.0%
  Brundidge IDRB (Carter Brothers Project)
   Series 2001 DN
   2.28%(b)         11/07/01      $ 1,550     $  1,550,000
  Columbia IDRB (Alabama Power Project)
   AMT DN (A-1, VMIG-1)
   2.15%(b)         11/01/01        9,800        9,800,000
  Columbia IDRB (Alabama Power Project)
   Series 1995A DN (A-1, VMIG-1)
   2.00%(b)         11/01/01        3,700        3,700,000
  Columbia IDRB (Alabama Power Project)
   Series 1995B DN (A-1, VMIG-1)
   2.00%(b)         11/01/01        6,000        6,000,000
  Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust
   LOC) (A-1+, VMIG-1)
   2.00%(b)         11/01/01        9,600        9,600,000
  Mobile IDRB (Air Products & Chemicals
   Project) Series 1992 DN
   2.73%(b)         11/07/01        1,000        1,000,000
  Steele Industrial Development Board RB
   Series 2001 DN
   2.15%(b)         11/07/01        3,000        3,000,000

                                              ------------
                                                34,650,000

                                              ------------
Alaska--0.1%
  Anchorage GO Series 1992 MB (MBIA
   Insurance)
   5.70%            02/01/02          500          503,649

                                              ------------
Arizona--1.8%
  Arizona Specialty Fund TECP (A-1+,
   VMIG-1) (Mizhuo Bank LOC)
   2.40%            11/01/01        8,100        8,100,000
  Arizona State University Revenue System
   Series 1989 MB (Kredietbank LOC)
   7.00%            07/01/02          300          311,118
  Mohave County GO IDRB Series 2000A MB
   4.875%           12/14/01        3,000        3,000,000
  Tempe IDRB (Rehabilitation Centers
   Project) Series 2001 DN (Wells Fargo
   Bank LOC)
   2.25%(b)         11/07/01        3,945        3,945,000

                                              ------------
                                                15,356,118

                                              ------------
Arkansas--1.0%
  City of Blytheville IDRB (Nucor Corporation
   Project) AMT DN (A-1+, P-1)
   2.15%(b)         11/07/01        3,000        3,000,000
  Fort Smith Sales & Use Tax Series 2001A MB
   2.65%            12/01/01        1,190        1,190,000

                                                  Par
                                    Maturity     (000)      Value
                                   --------     -------  -----------
           MUNICIPAL BONDS (continued)
           Arkansas
            (continued)
             Miller County (Tyson Foods Incorporated
              Project) Series 1996 AMT DN
              (Commerzbank LOC)(VMIG-1)
              2.18%(b)             11/07/01    $ 3,150   $ 3,150,000
             Paragould Sales & Use Tax MB
              (Kredietbank LOC)
              3.40%                06/01/02        195       195,000
             University of Arkansas Regents RB Series
              1998 DN (MBIA Insurance) (VMIG-1)
              2.00%(b)             11/07/01      1,300     1,300,000

                                                         -----------
                                                           8,835,000

                                                         -----------
           California--1.5%
             California Higher Education Loan Authority
              Student Loan RB Series 1992 MB
              (Student Loan Marketing Association
              Guaranty)
              3.15%                04/01/02      2,425     2,425,000
             California State RAN Series 2001C DN
              (SP-1+, MIG-1)
              1.90%(b)             11/07/01     10,000    10,000,000

                                                         -----------
                                                          12,425,000

                                                         -----------
           Colorado--0.4%
             Colorado Health Facilities Authority
              Economic Development RB (Johnson
              Publishing Company Project) AMT DN
              (Banc One N.A. LOC)
              2.30%(b)             11/07/01      2,400     2,400,000
             Colorado Springs Utilities RB
              Series 1991A MB
              6.50%                11/15/01        260       265,610
             Denver City and County Airport RB Series
              1991D MB
              7.75%                11/15/01        830       847,988

                                                         -----------
                                                           3,513,598

                                                         -----------
           Connecticut--0.1%
             Connecticut Health & Educational Facilities
              Authority (Middlesex Hospital Project)
              Series 1992G MB
              6.25%                07/01/02        200       208,753
             Connecticut Special Tax Obligation RB
              Series 1991A MB
              6.40%                06/01/02        320       326,644

                                                         -----------
                                                             535,397

                                                         -----------

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)         Value
                              --------     ---------   -------------
            MUNICIPAL BONDS (continued)
            Delaware--0.5%
              Sussex County IDRB (Pats Industrial
               Project) Series 2001 DN (All First Bank
               LOC) (A-1)
               2.38%(b)       11/07/01    $   4,500    $   4,500,000

                                                       -------------
            District of Columbia--0.6%
              District of Columbia RB (Trigen-Pepc
               Enterprise Zone Project) Series 2000
               AMT DN (All First Bank LOC) (A-1)
               2.18%(b)       11/07/01        5,000        5,000,000

                                                       -------------
            Florida--0.6%
              Lee County IDRB Series 1997 DN (Key
               Bank N.A. LOC)
               2.25%(b)       11/07/01        2,180        2,180,000
              Miami-Dade County IDRB AMT DN (British
               Aerospace Guarantee LOC)
               2.40%(b)       11/07/01        3,000        3,000,000

                                                       -------------
                                                           5,180,000

                                                       -------------
            Georgia--3.1%
              Burke County Development Authority
               PCRB Oglethorpe Power Corporation
               Series 1999A DN (Kredietbank LOC) (A-
               1+)
               2.05%(b)       11/01/01        6,000        6,000,000
              Burke County (Southern Company
               Guaranty) Series 2001 TECP (A-1, P-1)
               2.25%          01/03/02        4,000        4,000,000
              Griffin-Spalding County IDRB Series 2000
               AMT DN (Wachovia Bank LOC) (A-1+)
               2.30%(b)       11/07/01        2,550        2,550,000
              Gwinnett County Educational Development
               Authority RB Series 2001A AMT DN
               (Wachovia Bank LOC) (VMIG-1)
               2.25%(b)       11/07/01        3,550        3,550,000
              Monroe County Series 2001 TECP
               (Kredietbank LOC)
               2.15%          01/03/02        5,000        5,000,000
              Rome-Floyd County IDRB (Packaging
               Products Corporation Project) Series
               2000A AMT DN
               2.28%(b)       11/07/01        2,300        2,300,000
              Whitefield County Educational
               Development Authority RB (Aladdin Solid
               Waste Disposal Project) Series 1999
               AMT DN (Wachovia Bank LOC)
               2.28%(b)       11/07/01        3,100        3,100,000

                                                       -------------
                                                          26,500,000

                                                       -------------

                                                 Par
                                   Maturity     (000)      Value
                                 --------      ------   -----------
            MUNICIPAL BONDS (continued)
            Hawaii--3.4%
              Hawaii Airport System Series Ztc-24 AMT
               DN (Zurich Capital Markets SBPA)
               2.28%(b)          11/07/01     $5,000    $ 5,000,000
              Hawaii Airport System Trust Receipts
               (Bigelow Project) Series 2001A AMT DN
               (FGIC Insurance, Bear Stearns SBPA)
               (A-1)
               2.20(b)           11/07/01      8,800      8,800,000
              Hawaii State Housing Financial &
               Development RB Series 1990B DN
               (Industrial Bank of Japan LOC)
               (VMIG-1)
               2.50%(b)          11/07/01      8,000      8,000,000
              Hawaii State Housing Financial Authority
               Merlot Series 2001A-15 AMT DN (First
               Union Bank LOC) (VMIG-1)
               2.18%(b)          11/07/01      7,005      7,005,000
              Maui County GO Series 1996A MB (MBIA
               Insurance)
               6.00%             06/01/02        250        254,490

                                                        -----------
                                                         29,059,490

                                                        -----------
            Idaho--0.6%
              Eagle IDRB Camille Beckman Corporation
               Series 2001 DN (Wells Fargo Bank
               LOC)
               2.45%(b)          11/07/01      4,900      4,900,000

                                                        -----------
            Illinois--4.7%
              Chicago GO Merlots Series 2000W MB
               (AMBAC Insurance, First Union LOC)
               2.60%             09/03/02      2,000      2,000,000
              Chicago O'Hare Airport Merlots RB
               (Second Lien Passenger Facility Project)
               Series 2001C AMT DN (First Union Bank
               LOC) (VMIG-1)
               2.18%(b)          11/07/01      5,700      5,700,000
              Chicago O' Hare Airport Series Ztc-26
               AMT DN (AMBAC Insurance, Zurich
               Capital Markets SBPA) (VMIG-1)
               2.28%(b)          11/07/01      7,000      7,000,000
              Cook County School District GO Series
               2000 MB
               4.75%             12/01/01        345        345,507
              Du Page County Trust Certificates (Bear
               Stearns SBPA) Series 2001A DN (FSA
               Insurance) (A-1)
               2.15%(b)          11/07/01        400        400,000
              Du Page Water Commission GO Series
               1992 MB
               6.25%             03/01/02        250        258,244

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                 Par
                                     Maturity   (000)      Value
                                    --------    ------  -----------
            MUNICIPAL BONDS (continued)
            Illinois (continued)
              Illinois Development Finance Authority
               (Merrill Lynch P-Float Receipts) Series
               2001 DN (A-1C+)
               2.35%(b)             11/07/01   $9,705   $ 9,705,000
              Illinois Development Finance Authority
               IDRB (Big Bolt Corporation Project) AMT
               DN (ABN-AMRO Bank N.V. LOC)
               2.40%(b)             11/07/01    2,900     2,900,000
              Illinois Development Finance Authority
               IDRB (Harbortown Industries Project)
               Series 2000A AMT DN (Lasalle National
               Bank LOC)
               2.34%(b)             11/07/01    2,000     2,000,000
              Illinois Development Finance Authority RB
               (Cano Packaging Corporation Project)
               Series 2001 DN (Lasalle National Bank
               LOC)
               2.40%(b)             11/07/01    2,590     2,590,000
              Illinois Housing Development Authority
               IDRB AMT (ABN-AMRO Bank N.V.
               LOC) (VMIG-1)
               4.33%                12/05/01    2,205     2,205,000
              Illinois Sales Tax RB (Zurich Capital
               Markets Trust Receipts) Series 2001A
               DN (A-1+, VMIG-1)
               2.28%(b)             11/07/01    3,000     3,000,000
              Sangamon County IDRB (Contech
               Construction Incorporated Project)
               Series 1997 AMT DN (Mellon Bank N.A.
               LOC) (VMIG-1)
               2.40%(b)             11/07/01    1,300     1,300,000
              Springfield Community Improvement RB
               Series 2000 AMT DN (National City
               Bank LOC)
               2.40%(b)             11/07/01    1,025     1,025,000

                                                        -----------
                                                         40,428,751

                                                        -----------
            Indiana--2.9%
              Bremen IDA RB (Universal Bearings
               Incorporated Project) Series 1996A AMT
               DN (Key Bank N.A. LOC)
               (A-1, P-1)
               2.40%                11/07/01    1,900     1,900,000
              Elkhart Economic Development RB
               (Jameson Inns Incorporated Project)
               AMT DN (Firstar Bank N.A. LOC)
               2.35%(b)             11/07/01    3,220     3,220,000

                                                  Par
                                     Maturity    (000)     Value
                                    --------    ------  -----------
             MUNICIPAL BONDS (continued)
             Indiana (continued)
               Fort Wayne Economic Development
                Authority RB (Advanced Machine & Tool
                Project) Series 2001 AMT DN (National
                City Bank LOC)
                2.40%(b)            11/07/01    $1,000  $ 1,000,000
               Fort Wayne Economic Development
                Authority RB (Gildea Tool Company
                Project) Series 1998 AMT DN (Comerica
                Bank LOC)
                2.40%(b)            11/07/01     1,275    1,275,000
               Indiana Development Finance Authority
                IDRB (Enterprise Center II Project)
                Series 1992 AMT DN (Banc One N.A.
                LOC) (A-1)
                2.15%(b)            11/07/01     3,000    3,000,000
               Indiana Port Commission RB (Kosmos
                Cement Project) Series 2000 AMT DN
                (Wachovia Bank LOC) (A-1+)
                2.20%(b)            11/07/01     5,500    5,500,000
               Indianapolis Public Improvement Bonds
                Series 2001B BAN (SP-1+)
                3.25%               01/08/02     2,500    2,502,520
               Jeffersonville Economic Development
                Authority RB (Scansteel Project) Series
                1998 AMT DN (National City Bank LOC)
                2.40%(b)            11/07/01     1,600    1,600,000
               South Bend Educational Development
                Authority AMT DN (National City Bank
                LOC)
                2.40%(b)            11/07/01     1,250    1,250,000
               Terre Haute Industrial Economic
                Development RB (Jameson Inns
                Incorporated Project) AMT DN (Firstar
                Bank N.A. LOC)
                2.35%(b)            11/07/01     3,645    3,645,000

                                                        -----------
                                                         24,892,520

                                                        -----------
             Iowa--1.2%
               Dallas County IDRB Series 2000A AMT
                DN (First Bank Systems LOC)
                2.40%(b)            11/07/01     1,000    1,000,000
               Iowa State Certificates of Participation
                Series 1992 MB (Kredietbank LOC)
                6.25%               07/01/02     3,000    3,069,192
               Linn County IDRB (Swiss Valley Farms
                Company Project) Series 2001 AMT DN
                (Wells Fargo Bank LOC) (A-1+)
                2.25%(b)            11/07/01     6,000    6,000,000

                                                        -----------
                                                         10,069,192

                                                        -----------

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                   Maturity    (000)      Value
                                  --------    -------  ------------
             MUNICIPAL BONDS (continued)
             Kansas--0.9%
               Sedgwick & Shawnee Counties Single
                Family Mortgage RB Series 2000A-2
                AMT (Landesbank Hessen Thuringen
                Girozentrale LOC)
                2.60%             08/15/02    $ 5,690  $  5,690,000
               Shawnee Private Activity RB (Simmons
                Company Project) AMT DN (Suntrust
                LOC) (A-1+, VMIG-1)
                2.20%(b)          11/07/01      2,000     2,000,000

                                                       ------------
                                                          7,690,000

                                                       ------------
             Kentucky--3.9%
               City of Wilder Industrial Building RB
                (Saratoga Investments Limited
                Partnerships) AMT DN (Fifth Third
                Bank N.A. LOC)
                2.30%(b)          11/07/01      1,425     1,425,000
               Dayton IDRB (Ramkat Enterprise) Series
                2001 AMT DN (First Bank Systems
                LOC)
                2.35%(b)          11/07/01      2,210     2,210,000
               Elsmere IDRB (International Mold Steel
                Incorporated Project) AMT DN (Star
                Banc Corporation LOC)
                2.30%(b)          11/07/01      1,685     1,685,000
               Florence Economic Development RB
                (Jameson Inns Incorporated Project)
                AMT DN (Firstar Bank N.A. LOC)
                2.35%(b)          11/07/01      2,455     2,455,000
               Henderson County Solid Waste Disposal
                RB (Hudson Foods Incorporated
                Project) AMT DN (Rabo Bank
                Nederland LOC) (VMIG-1)
                2.15%(b)          11/07/01      5,000     5,000,000
               Hopkinsville IDRB Series 1994A AMT DN
                (Mizhuo Bank LOC)
                3.55%(b)          11/07/01      4,000     4,000,000
               Jefferson County Economic Development
                RB (Jameson Inns Incorporated Project)
                AMT DN (First Bank Systems LOC)
                2.35%(b)          11/07/01      2,485     2,485,000
               Jefferson County Industrial Building RB
                (Atlas Machine & Supply Company
                Project) AMT DN (Banc One N.A. LOC)
                2.40%(b)          11/07/01        505       505,000
               Kentucky Development Financing
                Authority RB Series 1991 MB (A1)
                6.75%             11/01/01      2,000     2,040,000

                                                Par
                                  Maturity     (000)      Value
                                 --------     -------  ------------
             MUNICIPAL BONDS (continued)
             Kentucky (continued)
               Kentucky Property & Buildings
                Commission RB (Project No. 40-2ND)
                Series 1991 MB (MBIA Insurance)
                6.63%            11/01/01    $ 1,600   $  1,632,000
               Kentucky Property & Buildings
                Commission RB (Zurich Capital Trust
                Receipts) Series Ztc-34 DN (A-1+, P-1)
                2.28%(b)         11/07/01      4,900      4,900,000
               Trimble County PCRB (Louisville Gas &
                Electric Project) TECP (VMIG-1)
                2.75%            12/06/01      5,000      5,000,000

                                                       ------------
                                                         33,337,000

                                                       ------------
             Louisiana--1.1%
               Iberville Parish PCRB Series 1992 DN (A-1)
                2.73%(b)         11/07/01      6,200      6,200,000
               North Webster Parish IDRB Series 2001
                AMT DN
                2.28%(b)         11/07/01      2,900      2,900,000

                                                       ------------
                                                          9,100,000

                                                       ------------
             Maine--0.0%
               Maine Educational Loan Marketing
                Corporation Student Loan RB Series
                1994A-4 MB
                5.75%            11/01/01        345        345,000

                                                       ------------
             Maryland--4.6%
               Howard County RB (Glenelg Country
                School Project) Series 2001 DN (All
                First Bank LOC) (A-1)
                2.13%(b)         11/07/01      3,460      3,460,000
               Maryland Economic Development
                Corporation RB (CWI Ltd.Partners
                Project) Series 2001A AMT DN (Allfirst
                Bank LOC) (A-1)
                2.28%(b)         11/07/01      3,415      3,415,000
               Maryland Economic Development
                Corporation RB (Joe Corbis Pizza
                Project) Series 2000 AMT DN (Allfirst
                Bank LOC) (A-1)
                2.28%(b)         11/01/01      1,890      1,890,000
               Maryland Economic Development
                Corporation RB (Lithographing
                Company Project) Series 2001 DN
                (Allfirst Bank LOC) (A-1)
                2.28%(b)         11/07/01      4,280      4,280,000
               Maryland Economic Development
                Corporation RB (Pharmaceutics
                International Project) Series 2001A
                AMT DN (Allfirst Bank LOC) (A-1)
                2.23%(b)         11/07/01      6,200      6,200,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                  Maturity     (000)       Value
                                --------      -------   ------------
            MUNICIPAL BONDS (continued)
            Maryland (continued)
              Maryland Economic Development
               Corporation RB (Todd Allan Print
               Project) Series 2001 AMT DN (Allfirst
               Bank LOC) (A-1)
               2.28%(b)         11/07/01     $ 2,650    $  2,650,000
              Maryland Health & Higher Education
               Facilities Authority RB (Kennedy
               Krieger Institute Project) Series 1993D
               DN (Allfirst Bank LOC) (A-1)
               2.05%(b)         11/07/01       3,000       3,000,000
              Maryland Health & Higher Education
               Facilities Authority RB (The Norwood
               School Project) Series 1998 DN (Allfirst
               Bank LOC) (A-1)
               2.05%(b)         11/07/01       3,345       3,345,000
              Montgomery County Housing Finance
               Authority (Merrill Lynch P-Float Trust
               Receipts) Series Pt-1276 AMT DN
               (A-1C+)
               2.38%(b)         11/07/01       4,990       4,990,000
              Ocean County RB (Harrison Inn Fifty-
               Eight Limited Partnership Facility
               Project) AMT DN (Allfirst Bank
               LOC) (A-1)
               2.43%(b)         11/07/01       4,270       4,270,000
              Wicomico County Economic Development
               RB (Plymouth Tube Company Project)
               AMT DN (Banc One N.A. LOC) (VMIG-1)
               2.30%(b)         11/07/01       1,700       1,700,000

                                                        ------------
                                                          39,200,000

                                                        ------------
            Massachusetts--0.5%
              Amherst GO Series 1992 MB
               6.50%            01/15/02         500         514,425
              Holliston County Series 2001 BAN (MIG-1)
               3.75%            05/24/02       4,300       4,323,613

                                                        ------------
                                                           4,838,038

                                                        ------------
            Michigan--4.1%
              Caledonia Community Schools GO Series
               1992 MB (Kredietbank LOC)
               6.70%            05/01/02         400         415,054
              Detroit Educational Development
               Authority RB First Union Merlots Series
               2001A-90 AMT DN (First Union Bank
               LOC) (VMIG-1)
               2.18%(b)         11/07/01       2,500       2,500,000
              Detroit Sewer Disposal Authority RB
               Series 2001A DN (MBIA Insurance)
               (VMIG-1)
               2.15%(b)         11/07/01       2,500       2,500,000

                                              Par
                               Maturity      (000)       Value
                             --------       -------   ------------
             MUNICIPAL BONDS (continued)
             Michigan (continued)
               Grand Traverse County Hospital (Munson
                Healthcare Project) Series 1992A MB
                (Kredietbank LOC)
                6.25%        07/01/02     $ 1,000     $  1,046,630
               Grand Valley Michigan State University
                RB Series 2001B DN (FGIC Insurance)
                2.18%(b)     11/07/01       3,000        3,000,000
               Michigan Municipal Board Authority
                Revenue Notes Series 2001C-2 RAN
                (Morgan Guaranty Trust LOC) (SP-1+)
                3.50%        08/22/02       2,500        2,518,054
               Michigan Strategic Fund Limited
                Obligation RB (America Group LLC
                Project) Series 2000 AMT DN (Banc
                One LOC)
                2.30%(b)     11/07/01       3,200        3,200,000
               Michigan Strategic Fund Limited
                Obligation RB (Bayloff Properties
                Project) Series 1998 AMT DN (National
                City Bank LOC)
                2.40%(b)     11/07/01       1,000        1,000,000
               Michigan Strategic Fund Limited
                Obligation RB (Conway Products
                Project) Series 2001 AMT DN
                (Comerica Bank LOC)
                2.30%(b)     11/07/01       2,900        2,900,000
               Michigan Strategic Fund Limited
                Obligation RB (Custom Innovations
                Incorporated Project) Series 2000 AMT
                DN (Comerica Bank LOC)
                2.30%        11/07/01       2,110        2,110,000
               Michigan Strategic Fund Limited
                Obligation RB (Midwest Glass
                Fabricators Incorporated Project)
                Series 2001 DN
                2.30%(b)     11/07/01       2,975        2,975,000
               Michigan Strategic Fund Limited
                Obligation RB (Rochester Gear
                Incorporated Project) AMT DN
                (Comerica Bank LOC) (A-1)
                2.15%(b)     11/07/01       1,750        1,750,000
               Michigan Strategic Fund Limited
                Obligation RB (Sparta Foundry
                Incorporated Project) Series 1999 AMT
                DN (Old Kent Bank & Trust Co. LOC)
                2.40%(b)     11/07/01       1,400        1,400,000
               Michigan Strategic Fund Limited
                Obligation RB (VK & W Investors
                Project) Series 2000 AMT DN
                (Comerica Bank LOC)
                2.30%(b)     11/01/01       3,000        3,000,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                   Maturity    (000)      Value
                                  --------    -------  ------------
             MUNICIPAL BONDS (continued)
             Michigan (continued)
               Oakland County Educational Limited
                Obligation RB Series 2000 AMT DN
                (Banc One LOC)
                2.30%(b)          11/07/01    $ 4,800  $  4,800,000

                                                       ------------
                                                         35,114,738

                                                       ------------
             Minnesota--2.5%
               Becker PCRB (North State Power
                Project) TECP (VMIG-1)
                2.55%             12/14/01      4,000     4,000,000
               Minneapolis & St Paul Airport RB Series
                2001B RAN
                3.75%             08/01/02      4,000     4,031,475
               Minneapolis GO RB (Convention Center
                Project) Series 2001 DN (Bayerische
                Landesbank Girozentrale LOC)
                (A-1+, VMIG-1)
                2.00%(b)          11/07/01      5,000     5,000,000
               Minnesota State GO Series 1992 MB
                6.10%             08/01/02        500       514,540
               Plymouth Meeting Industrial Development
                RB Series 1994 DN (Wells Fargo Bank
                LOC)
                2.35%(b)          11/07/01      1,550     1,550,000
               Springfield County IDRB (Ochs Brick
                Project) Series 2001 AMT DN (Wells
                Fargo Bank LOC) (A-1+)
                2.25%(b)          11/07/01      6,185     6,185,000

                                                       ------------
                                                         21,281,015

                                                       ------------
             Mississippi--0.6%
               Mississippi Bend Area Educational
                Authority GO Series 2001 TRAN
                3.20%             07/09/02      2,470     2,474,094
               Mississippi Business Financial
                Corporation RB (Shuqualak Lumber
                Company Project) RB Series 2001
                AMT DN (Banc One N.A. LOC)
                2.40%(b)          11/07/01      2,500     2,500,000

                                                       ------------
                                                          4,974,094

                                                       ------------
             Missouri--0.6%
               Maries County IDA Solid Waste
                Management RB (Kingsford Products
                Company Project) AMT DN (Clorox
                Company Incorporated Guarantee)
                (A-1)
                2.25%(b)          11/07/01      5,600     5,600,000

                                                       ------------

                                                Par
                                  Maturity     (000)      Value
                                 --------     -------  ------------
            MUNICIPAL BONDS (continued)
            Montana--0.5%
              Montana State Higher Education Student
               Assistance Corporation RB (Student
               Loan Project) Series 1993B MB
               5.10%             12/01/01    $   930   $    931,869
              Montana State Housing AMT DN (First
               Union N.A. LOC) (VMIG-1)
               2.18%(b)          11/07/01      3,800      3,800,000

                                                       ------------
                                                          4,731,869

                                                       ------------
            Nebraska--1.0%
              Stanton County IDRB (Nucor Corporation
               Project) AMT DN (A-1+, P-1)
               2.15%(b)          11/07/01      8,500      8,500,000

                                                       ------------
            Nevada--0.3%
              Clark County School District RB (Bear
               Stearns Municipal Trust Receipts)
               Series 2001A DN (FSA Insurance)
               (A-1+)
               2.3%(b)           11/07/01      3,000      3,000,000

                                                       ------------
            New Hampshire--1.4%
              New Hampshire Business Finance
               Authority IDRB (Felton Brush
               Incorporated Project) AMT DN (Key
               Bank N.A. LOC)
               2.25%(b)          11/07/01      1,700      1,700,000
              New Hampshire Housing Finance
               Authority RB First Union Merlots Series
               2001A-51 AMT DN (First Union Bank
               LOC) (VMIG-1)
               2.18%(b)          11/07/01      3,450      3,450,000
              New Hampshire Housing Finance
               Authority RB First Union Merlots Series
               2001A-82 AMT DN (First Union Bank
               LOC) (VMIG-1)
               2.18%(b)          11/07/01      3,090      3,090,000
              New Hampshire Housing Finance
               Authority RB (Macon Trust Receipts)
               Series 2001B AMT DN (Banc America
               SBPA) (VMIG-1)
               2.23%(b)          11/07/01      3,980      3,980,000

                                                       ------------
                                                         12,220,000

                                                       ------------
            New Jersey--1.8%
              Bridgewater Township Series 2001 BAN
               2.45%             10/11/02      1,500      1,505,369
              Hillsdale Series 2001 BAN
               3.50%             04/05/02      1,495      1,496,439
              Jamesburg Series 2001A BAN
               3.40%             05/23/02      1,355      1,358,121
              Mendham Township Series 2001 BAN
               3.40%             06/06/02      1,000      1,003,757

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                   Maturity    (000)      value
                                 --------     -------  ------------
            MUNICIPAL BONDS (continued)
            New Jersey (continued)
              New Jersey Economic Development
               Authority GO (Merrill Lynch Trust
               Receipts) Series PA-827R MB (A-1C+)
               2.55%             09/12/02     $ 1,000  $  1,000,000
              New Jersey Higher Education Student
               Loan Assistance Authority Series
               1999B AMT (MBIA Insurance) (A-1+)
               2.80%             06/01/02       1,000     1,000,000
              New Jersey State RB (Zurich Capital
               Markets Trust Receipts) Series Ztc-39
               DN (VMIG-1)
               2.08%(b)          11/07/01       3,000     3,000,000
              North Bergen Township Series 2001 BAN
               (MIG-1)
               3.25%             05/17/02       1,563     1,565,773
              Seaside Heights (Custodial Receipts)
               Series 2001A BAN (First Union Bank
               LOC)
               4.25%             02/15/02       1,000     1,002,616
              Secaucus GO Series 2001 BAN
               3.30%             01/18/02       1,500     1,501,661
              Sussex County Series 2001 BAN
               3.45%             01/18/02       1,000     1,000,000

                                                       ------------
                                                         15,433,736

                                                       ------------
            New Mexico--0.2%
              Dona Ana County IDRB (Merryweath
               Project) RB Series 1998 AMT DN (First
               Merit Bank N.A. LOC)
               2.45%(b)          11/07/01       2,000     2,000,000

                                                       ------------
            New York--3.0%
              Chautauqua County Series 2001 BAN
               3.50%             04/26/02       2,000     2,003,549
              Long Island Power Authority Electric
               System Subordinated RB Series 2001-
               2B DN (Bayerische Landesbank
               Girozentrale LOC) (A-1+, VMIG-1)
               1.95%(b)          11/07/01       8,000     8,000,000
              New York City IDRB (Nippon Air Cargo
               Project) Series 1992 AMT DN
               (Industrial Bank of Japan LOC)
               4.00%(b)          11/01/01      15,400    15,400,000

                                                       ------------
                                                         25,403,549

                                                       ------------
            North Carolina--0.2%
              North Carolina Housing Finance Authority
               RB First Union Merlots Series 2001A-
               70 AMT DN (First Union Bank LOC)
               (VMIG-1)
               2.18%(b)          11/07/01       1,360     1,360,000

                                                       ------------

                                              Par
                                Maturity     (000)       value
                              --------      -------   ------------
             MUNICIPAL BONDS (continued)
             North Dakota--1.3%
               Mercer County Solid Waste Disposal RB
                (United Power Association Project)
                Series 1993U AMT (National Rural CO-
                OP) (A-1+, P-1)
                2.85%         12/01/01     $ 6,600    $  6,600,000
               North Dakota Housing Finance Agency
                Merlots Series 2001A-19 AMT DN
                (First Union Bank LOC) (VMIG-1)
                2.18%(b)      11/07/01       4,400       4,400,000

                                                      ------------
                                                        11,000,000

                                                      ------------
             Ohio--9.3%
               American Municipal Power Incorporated
                (Cleveland Public Power Project)
                Series 2001 BAN
                2.75%         08/22/02       2,900       2,900,000
               American Municipal Power Incorporated
                (Bryan Project) Series 2001 BAN
                2.85%         08/22/02       2,500       2,500,000
               American Municipal Power Incorporated
                (Genoa Village Project) GO Series
                2001A BAN
                2.35%         10/10/02         550         550,000
               American Municipal Power Incorporated
                (Ohio Incorporated Project) Series
                2001 BAN
                3.50%         07/19/02         460         460,000
               American Municipal Power Incorporated
                (Shelby Project) Series 2000 BAN
                4.85%         11/30/01       1,800       1,800,000
               American Municipal Power Incorporated
                (St. Mary's City Project) Series 2001
                RAN
                2.40%         10/10/02       1,350       1,350,000
               Avon GO (Recreational Facilities
                Improvement Project) Series 2001 BAN
                2.80%         09/06/02         750         751,543
               Bedford Heights Series 2001 BAN
                3.35%         05/22/02         750         750,801
               Berea GO Series 2001 BAN
                3.00%         07/11/02         800         801,340
               Cuyahoga County RB (The Cleveland
                Clinic Project) Series 1997D DN (Bank
                America N.A. LOC) [A-1+, VMIG-1]
                2.00%(b)      11/07/01       4,200       4,200,000
               Cuyahoga County Hospital Improvement
                RB Series 1996 MB
                6.00%         01/15/02       1,000       1,005,704
               Dayton-Montgomery Counties Port
                Authority Series 2001 BAN
                4.00%         05/17/02       2,000       2,006,256

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                 Par
                                 Maturity       (000)       Value
                              --------         -------   ------------
           MUNICIPAL BONDS (continued)
           Ohio (continued)
             Dover Series 2001 BAN
              3.90%           01/10/02       $ 1,000     $  1,000,462
             Dover Various Purpose Improvement RB
              Series 2001 BAN
              3.25%           05/29/02         1,000        1,002,442
             Dublin City School District Series 2001
              BAN [MIG-1]
              3.215%          12/12/01         2,300        2,300,869
             Englewood Series 2001 BAN
              2.40%           09/18/02           875          876,878
             Fairfield County Series 2001 BAN
              2.59%           10/10/02         1,000        1,003,769
             Franklin County Hospital Series 1991 MB
              6.20%           11/01/01         1,025        1,045,500
             Hamilton County Hospital Finance
              Authority RB (Health Alliance Hospital
              Project) Series 1997B DN (Credit
              Suisse LOC) [A-1+, VMIG-1]
              1.95%(b)        11/07/01         6,200        6,200,000
             Hamilton County Housing Finance
              Authority RB (Health Care Facilities
              Project) Series 2001A DN
              2.40%(b)        11/07/01         1,885        1,885,000
             Knox County GO Series 2001 MB
              2.88%           10/24/02         1,300        1,308,453
             Logan County Series 2001 BAN
              2.37%           11/13/02         1,500        1,502,760
             Lorain County Health Facility Authority
              (Catholic Healthcare Project) TECP
              (Banc One N.A. LOC) [A-1+, VMIG-1]
              2.55%           12/11/01        10,300       10,300,000
             Marysville Village School District Series
              2001 BAN [MIG-1]
              3.14%           05/30/02           850          851,378
             Massillon Series 2001 BAN
              3.74%           01/11/02         2,000        2,001,472
             Miami County Series 2001 BAN
              2.97%           02/01/02         1,665        1,666,308
             Miamisburg Series 2001 BAN
              3.00%           06/27/02         1,320        1,322,766
             Middleburg Heights Series 2001 BAN
              3.40%           05/08/02           600          600,748
             Milford Village School District Series 2001
              BAN
              3.21%           01/17/02         2,000        2,002,397
             North Canton Series 2001 BAN
              3.60%           03/28/02         1,300        1,301,265
             North Royalton Series 2001 BAN
              2.95%           08/14/02           700          701,333

                                               Par
                                 Maturity     (000)       Value
                               --------      -------   ------------
            MUNICIPAL BONDS (continued)
            Ohio (continued)
              Ohio Water Development Authority Solid
               Waste Facilities Series 2001B BAN
               (Bayerische Landesbank Girozentrale
               LOC)
               2.90%           08/01/02     $ 6,000    $  6,000,000
              Ohio Water PCRB (Duquesne Light
               Project) PCRB Series 1999B AMT DN
               (Bank of New York LOC) (A-1+, VMIG-1)
               2.10%(b)        11/07/01       4,100       4,100,000
              Painesville IDRB (Core System LLC
               Project) Series 2000 AMT DN (National
               City Bank LOC)
               2.40%(b)        11/07/01         450         450,000
              Pepper Pike Series 2001 BAN
               3.60%           11/08/01         745         745,056
              Solon County Series 2001 BAN
               3.25%           05/24/02       1,100       1,101,310
              St. Marys GO Series 2001 BAN
               3.20%           06/13/02       1,000       1,001,191
              Summit County IDRB (JRB Company
               Incorporated Project) Series 2001 AMT
               DN (National City Bank of Cleveland
               LOC)
               2.40(b)%        11/07/01         190         190,000
              Symmes Township Series 2001 BAN
               3.65%           03/21/02       1,300       1,301,205
              Toledo Multifamily Housing RB Series
               2001 AMT DN (Key Bank N.A. LOC)
               2.40%(b)        11/07/01       2,990       2,990,000
              Westerville (ABN AMRO Munitops Trust
               Certificates) Series 2001 DN (ABN-
               AMRO Bank N.V. LOC) [VMIG-1]
               1.99%(b)        11/07/01       3,400       3,400,000

                                                       ------------
                                                         79,228,206

                                                       ------------
            Oklahoma--0.2%
              Oklahoma City IDRB Series 1998 AMT
               DN (Banc One LOC)
               2.40%(b)        11/01/01       1,320       1,320,000

                                                       ------------
            Oregon--4.3%
              Emerald Peoples Utilities RB Series 1991
               MB (FSA Insurance)
               6.75%           11/01/01       1,000       1,000,000
              Medford Hospital Facilities Authority RB
               (Continued Care Retirement Project)
               Series 1997 DN (Banque Nationale de
               Paris LOC) [A-1+]
               2.00%(b)        11/07/01      18,355      18,355,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                Maturity       (000)       value
                              --------        -------   ------------
            MUNICIPAL BONDS (continued)
            Oregon (continued)
              Oregon Health, Housing, Education and
               Cultural Facility Authority RB
               (Peacehealth Project) Series 1998 DN
               (Spa-Allied Irish Bank LOC)
               (A-1, VMIG-1)
               2.15%(b)       11/07/01      $14,600     $ 14,600,000
              Portland Airport RB International Airport
               Series 2001B MB (FGIC Insurance)
               4.50%          07/01/02        2,435        2,463,506

                                                        ------------
                                                          36,418,506

                                                        ------------
            Pennsylvania--1.7%
              Lancaster County Hospital Authority RB
               (Masonic Homes Health Center
               Project) Series 2001 DN (First Union
               Bank LOC) [A-1]
               2.00%(b)       11/07/01        2,000        2,000,000
              New Garden General Municipal Authority
               RB Series 1999 DN (Bank of Nova
               Scotia LOC) [A-1]
               2.10%(b)       11/07/01       11,400       11,400,000
              Scranton (Lack Community Medical
               Center Project) Series 1998 MB (MBIA
               Insurance)
               5.00%          07/01/02        1,000        1,014,527

                                                        ------------
                                                          14,414,527

                                                        ------------
            Rhode Island--0.7%
              North Providence GO Series 2001 BAN
               [SP-1]
               3.00%          08/08/02        2,500        2,505,596
              Rhode Island Housing Authority First
               Union Merlots Series A-31 AMT DN
               (First Union Bank LOC) [VMIG-1]
               2.18%(b)       11/07/01        3,080        3,080,000

                                                        ------------
                                                           5,585,596

                                                        ------------
            South Carolina--1.3%
              Berkeley County IDRB (Nucor
               Corporation Project) Series 1997 AMT
               DN [A-1+, P-1]
               2.15%(b)       11/07/01        4,700        4,700,000
              Greer Combined Utility System RB Series
               2001A MB [MIG-1]
               3.25%          06/03/02        2,750        2,757,049
              South Carolina Jobs Economic
               Development RB Series 1998B DN
               (First Union Bank LOC)
               2.25%(b)       11/07/01        2,615        2,615,000

                                                Par
                                    Maturity   (000)      value
                                   --------   -------  ------------
             MUNICIPAL BONDS (continued)
             South Carolina (continued)
               South Carolina State Public Service
                Authority RB Series 1991D MB
                (Kredietbank LOC)
                6.50%              07/01/02   $   700  $    732,729

                                                       ------------
                                                         10,804,778

                                                       ------------
             South Dakota--0.6%
               South Dakota Housing Development
                Authority Series 2000 AMT DN (First
                Union Bank LOC) [VMIG-1]
                2.18%(b)           11/07/01     5,000     5,000,000

                                                       ------------
             Tennessee--0.9%
               Grundy County IDRB (Toyo Seat Project)
                Series 2001 AMT DN (Comerica Bank
                LOC)
                2.40%(b)           11/07/01     4,500     4,500,000
               Lincoln County GO Series 2001 MB
                (FGIC Insurance)
                4.00%              04/01/02       200       201,098
               Marion County GO (Rural School Project)
                Series 2001 MB (Kredietbank LOC)
                4.00%              04/01/02       360       361,826
               Metropolitan Government Nashville RB
                (Vanderbilt University Project) Series
                1985A MB [A-1+, VMIG-1]
                3.70%              01/15/02     1,500     1,500,000
               Putnam County School Refunding Bond
                GO Series 2001 MB
                4.00%              04/01/02       490       492,688
               Tennessee State GO 1998 Series 1998B
                MB [Aa1]
                5.00%              05/01/02       625       632,207

                                                       ------------
                                                          7,687,819

                                                       ------------
             Texas--6.1%
               City of Haltom IDRB (Molded Products
                Company Project) Series 1995 AMT DN
                (ABN-AMRO Bank N.V. LOC) [A-1+]
                2.05%(b)           11/07/01       935       935,000
               College Station Utilities System Series
                2001 MB
                3.50%              02/01/02       610       611,346
               Comal County IDRB (Simpson Company
                Project) IDRB Series 1996 AMT DN
                (First Union Bank LOC) (A-1+)
                2.30%(b)           11/07/01     2,200     2,200,000
               Galena Park Independent School District
                Unlimited Tax School Building MB
                Series 1998
                6.25%              08/15/02       330       340,514

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                               Par
                                 Maturity     (000)       Value
                                --------     -------   ------------
            MUNICIPAL BONDS (continued)
            Texas (continued)
              Harlandale Independent School District
               Building GO Series 2001A MB
               4.00%            08/15/02    $   640    $    648,915
              Montgomery County IDRB (Sawyer
               Research Products Incorporated
               Project) AMT DN (Key Bank N.A. LOC)
               2.25%            11/07/01      1,300       1,300,000
              Plainview County (Waterworks & Sewer
               System Project) Series 2001 MB (MBIA
               Insurance)
               5.50%            03/01/02        305         307,268
              San Antonio Water RB Series 1992 MB
               6.50%            05/15/02        500         520,452
              Texas Department of Housing &
               Community Affairs Residential
               Mortgage RB Series 2001E (A-1+,
               VMIG-1)
               2.20%            07/01/02      5,000       5,000,000
              Texas Marine Terminal Port Authority RB
               Series 1985B MB (Fuji Bank LOC)
               (P-1)
               2.40%            11/01/01      7,300       7,300,000
              Texas Multifamily Housing Bonds (Merrill
               Lynch P-Float Trust Receipts) Series
               Pt-1278 AMT DN (Merrill Lynch & Co.
               SBPA) (A-1C+)
               2.38%(b)         11/07/01      9,065       9,065,000
              Texas State Housing & Community Affairs
               Multi-Family RB Series Pt-1280 DN
               (Merrill Lynch & Co. SBPA) (A-1C+)
               2.38%(b)         11/07/01     11,755      11,755,000
              Texas State Series 2001A TRAN
               (SP-1+, MIG-1)
               3.75%(b)         08/29/02      5,000       5,049,450
              Texas State Trust Receipts (College
               Student Loan Bonds) Series Ztc-5 AMT
               DN (Zurich Capital Markets SBPA)
               (VMIG-1)
               2.28%(b)         11/07/01      7,500       7,500,000
                                                       ------------
                                                         52,532,945
                                                       ------------
            Utah--0.1%
              Utah GO Highway Bonds Series 1997F MB
               5.00%            07/01/02        750         760,997
                                                       ------------
            Vermont--0.2%
              Vermont IDA (Alpine Pipeline Company
               Project) AMT DN (Key Bank N.A. LOC)
               2.40%(b)         11/07/01      1,360       1,360,000
                                                       ------------

                                                 Par
                                    Maturity    (000)     Value
                                   --------    ------- ------------
             MUNICIPAL BONDS (continued)
             Virginia--2.8%
               Chesapeake IDRB (Sumitomo Machi
                Project) Series 1988 DN (VMIG-1)
                4.20%(b)           11/07/01    $ 3,000 $  3,000,000
               Dinwiddie County IDA RB (Chaparral
                East Project) AMT DN (NationsBank
                LOC) (A-1+, VMIG-1)
                2.10%(b)           11/01/01     15,300   15,300,000
               Dinwiddie County IDRB AMT DN (Banc
                One N.A. LOC) (A-1+, VMIG-1)
                2.15%(b)           11/01/01      5,000    5,000,000
               Metropolitan Washington D.C. Airport
                Authority TECP (BankAmerica LOC)
                (A-1+, P-1)
                2.55%              02/15/02      1,000    1,000,000
                                                       ------------
                                                         24,300,000
                                                       ------------
             Washington--3.2%
               Chelan County RB First Union Merlots
                Series 2001B-1 DN (MBIA Insurance)
                (A-1)
                2.18%(b)           11/07/01      5,000    5,000,000
               Everett IDRB (Kimberly Clark Project)
                AMT DN (A-1+)
                2.25%(b)           11/07/01      3,900    3,900,000
               Pilchuck Public Development Corporation
                RB (Holden-McDaniels Partners
                Project) AMT DN (Key Bank N.A. LOC)
                2.25%(b)           11/07/01      1,915    1,915,000
               Port Seattle RB (Zurich Capital Markets
                Trust Receipts) Series Ztc-36 AMT DN
                (VMIG-1)
                2.28%(b)           11/07/01      8,665    8,665,000
               Washington State Public Power Supply
                System (Nuclear Project No. 1) Series
                1997B MB (Aa1)
                5.00%              07/01/02        250      253,674
               Washington State Public Power Supply
                System (Nuclear Project No. 2) Series
                1994A MB (Aa1)
                4.60%              07/01/02      1,600    1,619,514
               Washington State Educational
                Development Authority RB (RMI
                Investments LLC Project) DN (Wells
                Fargo Bank LOC) (A-1+)
                2.25%(b)           11/07/01      5,000    5,000,000
               Yakima County Public Development
                Corporation RB (Michelsen Packing
                Company Project) Series 2000 AMT
                DN (A-1+)
                2.30%(b)           11/01/01      1,100    1,100,000
                                                       ------------
                                                         27,453,188
                                                       ------------

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    Par
                    Maturity       (000)        Value
                  --------        -------    ------------
MUNICIPAL BONDS (continued)
Wisconsin-- 5.3%
  Clintonville Public School District Series
   2001 BAN
   3.55%          06/20/02      $ 1,000      $  1,007,154
  Horicon School District GO Series 1992
   MB (Kredietbank LOC)
   5.63%          04/01/02          540           546,895
  Kohler Village Solid Waste Disposal RB
   Kohler Project Series 1997 AMT DN
   (Wachovia Bank LOC)
   2.23%(b)       11/07/01        4,000         4,000,000
  Menomonee Falls Series 2001 BAN
   (VMIG-1)
   4.00%          07/01/02        1,425         1,437,028
  Mensaha Joint School District Series
   2001 BAN
   3.12%          06/17/02        3,000         3,002,318
  Milwaukee IDRB (Palermo Village
   Project) Series 2000A AMT DN (First
   Bank Systems LOC)
   2.30%(b)       11/07/01        2,750         2,750,000
  Oak Creek IDRB Series 2001 DN (Banc
   One LOC)
   2.40%(b)       11/07/01        2,000         2,000,000
  Oshkosh IDRB AMT DN (Banc One LOC)
   2.40%(b)       11/07/01        2,100         2,100,000
  Pewaukee IDRB (Husco International
   Incorporated Project) AMT DN (Lasalle
   National Bank LOC) (A-1+)
   2.05%(b)       11/07/01          890           890,000
  Rapids City IDRB (Theile Kaolin of
   Wisconsin Incorporated Project) AMT
   DN (Suntrust LOC)
   2.20%(b)       11/07/01          650           650,000
  Waukesha School District Series 2001B
   TRAN (MIG-1)
   3.00%          08/21/02        9,000         9,026,737
  Whitewater IDRB (Husco International
   Project) Series 1997 AMT DN (Lasalle
   National Bank LOC) (A-1+)
   2.05%(b)       11/07/01        1,000         1,000,000
  Wisconsin Housing & Economic
   Development Authority DN (Aegon
   Insurance; Merrill Lynch & Co., Inc.
   SBPA) (A-1C+)
   2.28%(b)       11/07/01       16,895        16,895,000
  Wisconsin State Transportation RB
   Series 1992B MB
   5.75%          07/01/02          345           351,986

                                             ------------
                                               45,657,118

                                             ------------

                                  Par
                    Maturity     (000)      Value
                  --------      -------  ------------
MUNICIPAL BONDS (continued)
Wyoming--3.6%
  Green River Rhone-Poulenc L.P. RB
   Series 1994 DN (VMIG-1)
   2.50%(b)       11/07/01     $11,400   $ 11,400,000
  Lincoln County PCRB (Pacificorp
   Incorporated Project) Series 1991DN
   2.95%(b)       11/07/01       5,000      5,000,000
  Sweetwater County Environmental
   Improvement RB (Pacificorp
   Incorporated Project) Series 1995
   AMT DN (A-1, VMIG-1)
   2.30%(b)       11/01/01      14,400     14,400,000

                                         ------------
                                           30,800,000

                                         ------------
Multi-State--4.2%
  Capital Corp. Guarantor Trust Receipts
   (Merrill Lynch Pooled Puttable
   Securities) Series PL-10B MB (Merrill
   Lynch & Co., Landesbank Hessen-
   Thuringen Girozentrale LOC)
   2.95%          11/16/01      11,000     11,000,000
  Societe Generale Pooled Trust RB
   (Various Bond Issurers) Series 2001B
   DN (Merrill Lynch & Co. LOC)
   2.38%(b)       11/07/01      25,000     25,000,000

                                         ------------
                                           36,000,000

                                         ------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $850,799,766(a))          99.5%  850,801,434
OTHER ASSETS IN EXCESS OF
 LIABILITIES                        0.5%    4,512,253
                                  -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 810,004,280
 Institutional Shares, 40,339,981
 Dollar Shares and 5,117,191
 Cash Management Shares
 outstanding)                     100.0% $855,313,687
                                  =====  ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 SHARE
 ($855,313,687 / 855,461,452 )                  $1.00
                                                =====

--------
(a)Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is 48.32% of the total market value. (Unaudited)
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniCash Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------


                              MuniCash Portfolio
                             Maturity Information
                                October 31,2001
                                  (Unaudited)

  Maturity        Par      Percentage
------------- ------------ ----------
    1-30 Days $674,025,000    79.3%
   31-60 Days   35,870,000     4.2
   61-90 Days   22,000,000     2.6
  91-120 Days    4,775,000     0.6
 121-150 Days    3,155,000     0.4
Over 150 Days  110,207,515    12.9

                      Average Weighted Maturity--43 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                              Par
                              Maturity       (000)         Value
                            --------        -------    -------------
           MUNICIPAL BONDS--99.7%
           California--89.6%
             ABAG Finance Authority Certificates of
              Participation (Lucile Salter Packard
              Childrens Hospital) DN (AMBAC
              Insurance, Bayerische Landesbank
              SBPA) (A-1+, VMIG-1)
              1.85%(b)      11/07/01      $ 2,400      $   2,400,000
             ABN AMRO Munitop Certificates MB
              (ABN AMRO Bank SBPA) (VMIG-1, F-1+)
              2.10%         01/22/02        6,500          6,500,000
             Alameda County (Morgan Stanley Trust
              Certificates) Series 2001-521 MB
              (MBIA Insurance, Morgan Stanley Dean
              Witter SBPA) (A-1+)
              2.75%         08/08/02        4,995          4,995,000
             Alameda-Contra Costa Schools
              Certificates of Participation Series
              1997F DN (Kredietbank LOC) (A-1+)
              2.00%(b)      11/07/01        1,800          1,800,000
             California Series 2001B DN (SP-1+, MIG-1)
              2.28%(b)      11/07/01       28,500         28,500,000
             California Department of Water
              Resources Series 2001K-1 DN
              (Landesbank Hessen Thuringen
              Girozentrale LOC) (MIG-1)
              2.00%(b)      11/07/01       20,000         20,000,000
             California Educational Authority (Morgan
              Stanley Floating Rate Receipts) Series
              487 DN (Morgan Stanley SBPA) (A-1+)
              1.85%(b)      11/07/01       15,745         15,745,000
             California GO Series 2000 MB (MBIA
              Insurance, Bayerische Landesbank
              Girozentrale SBPA) (A-1, AAA)
              3.10%         11/14/01       14,995         14,995,000
             California Health Facilities Financing
              Authority RB (Catholic Healthcare West
              Project) Series 1988B DN (MBIA
              Insurance, Morgan Guaranty Trust
              SBPA) (A-1+, VMIG-1)
              1.70%(b)      11/07/01       18,400         18,400,000
             California Health Facilities Financing
              Authority RB (Scripps Memorial
              Hospital Project) Series 1985B DN
              (MBIA Insurance, Morgan Guaranty
              Trust SBPA) (A-1+, VMIG-1)
              1.82%(b)      11/07/01       14,060         14,060,000
             California Health Facilities Financing
              Authority RB (Scripps Memorial
              Hospital Project) Series 1991B DN
              (MBIA Insurance, Credit Locale de
              France SBPA) (A-1+, VMIG-1)
              1.67%(b)      11/07/01       12,400         12,400,000

                                               Par
                               Maturity       (000)        Value
                             --------        -------   -------------
            MUNICIPAL BONDS (continued)
            California (continued)
              California Health Facilities Financing
               Authority RB (Scripps Memorial Hospital
               Project) Series 1998A DN (MBIA
               Insurance, Bank of America SBPA)
               (A-1+, VMIG-1)
               1.67%(b)      11/07/01      $   300     $     300,000
              California Health Facilities Financing
               Authority RB (Sutter Health System
               Project) Series 1996B DN (Toronto
               Dominion Bank) (A-1+, VMIG-1)
               1.65%(b)      11/01/01        1,200         1,200,000
              California Housing Financing Agency
               Multifamily Housing RB Series 2000B
               DN (Landesbank Hessen-Thuringen &
               Calsters SBPA) (A-1C+, VMIG-1)
               1.65%(b)      11/01/01        2,000         2,000,000
              California Housing Financing Agency RB
               Series 1999P DN (Commerzbank &
               Calsters SBPA) (A-1+, VMIG-1)
               1.60%(b)      11/07/01        2,040         2,040,000
              California Housing Financing Agency RB
               Series 2000L DN (FSA Insurance,
               Westdeusche Landesbank
               Gironzentrale SBPA) (A-1+, VMIG-1)
               1.60%(b)      11/07/01        4,200         4,200,000
              California Infrastructure & Economic
               Development Bank TECP (P-1)
               2.05%         11/13/01        7,000         7,000,000
              California Pollution Control Financial
               Authority RB Series 1991A DN (Shell Oil
               Company Guaranty) (A-1+, VMIG-1)
               1.60%(b)      11/01/01        3,300         3,300,000
              California Series 2001 RAN
               (SP-1+, MIG-1)
               3.25%         06/28/02       10,000        10,066,383
              California State TECP (A-1, P-1)
               2.10%         01/18/02        4,000         4,000,000
              California Statewide Community
               Development Authority Certificates of
               Participation (Covenant Retirement
               Communities, Inc. Project) DN (ABN-
               AMRO Bank N.V. LOC) (A-1+, VMIG-1)
               1.90%(b)      11/07/01        7,400         7,400,000
              California Statewide Community
               Development Authority DN (MBIA
               Insurance, Bank of America SBPA)
               (A-1+, VMIG-1)
               1.65%(b)      11/01/01        2,600         2,600,000
              California Trust Receipts Series 1985 DN
               (FGIC Insurance, Societe Generale
               SBPA) (P-1+, MIG-1)
               1.80%(b)      11/07/01       12,365        12,365,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                               Par
                                Maturity      (000)        Value
                              --------       -------   -------------
            MUNICIPAL BONDS (continued)
            California (continued)
              Central Coast Water Authority RB (State
               Water Regulated Facilities Project)
               Series 1992 MB (Kredietbank LOC)
               (Aaa, AAA)
               6.50%          10/01/02     $ 1,000     $   1,057,829
              Desert Sands Unified School District
               Series 2001 TRAN (SP-1+)
               3.25%          07/05/02      10,000        10,041,360
              Dublin San Ramon Services District
               Sewer Authority Certificates of
               Participation Series 2000 DN (MBIA
               Insurance, Morgan Guaranty Trust
               SBPA) (A-1+, VMIG-1)
               2.05%(b)       11/07/01       5,900         5,900,000
              Foothill-De Anza Community College GO
               Series 2000Y DN (First Union National
               Bank SBPA) (VMIG-1)
               1.93%(b)       11/07/01       8,175         8,175,000
              Fresno County Series 2001-02 TRAN
               (MIG-1)
               3.25%          06/28/02       3,500         3,513,834
              Fresno County Sewer System
               Subordinate Lien RB Series 2000A DN
               (FGIC Insurance) (A-1+, VMIG-1)
               1.65%(b)       11/07/01       3,425         3,425,000
              Fresno Multifamily Housing Authority
               (Heron Pointe Apartment Project)
               Series 2001 DN (FNMA Guaranty)
               (A-1+, AAA)
               1.85%(b)       11/01/01       5,000         5,000,000
              Hayward Multifamily Housing Bonds
               (Shorewood Apartment Project) Series
               1994A DN (FGIC Insurance) (VMIG-1)
               1.80%(b)       11/07/01      10,700        10,700,000
              Irvine Ranch Improvement Special
               Assessment Bonds DN (Bayerische
               Vereinsbank LOC) (VMIG-1)
               1.65%(b)       11/01/01       3,000         3,000,000
              Irvine Ranch Water District (Orange
               County Project) Series 1993B DN
               (Morgan Guaranty Trust LOC) (A-1+,
               VMIG-1)
               1.75%(b)       11/01/01         800           800,000
              Irvine Ranch Water District Consolidated
               GO RB (Districts 105, 140, 240 & 250)
               Series 1995 DN (Commerzbank A.G.
               LOC) (A-1+, VMIG-1)
               1.60%(b)       11/01/01       1,000         1,000,000
              Irvine Ranch Water District RB DN
               (Landesbank Hessen LOC) (A-1+)
               1.65%(b)       11/01/01       8,400         8,400,000

                                               Par
                               Maturity       (000)        Value
                             --------        ------    -------------
           MUNICIPAL BONDS (continued)
           California (continued)
             Kern County Certificates of Participation
              (Kern Public Facilities Project) Series
              1996A DN (Bayerishe Landesbank
              LOC) (VMIG-1)
              1.65%(b)       11/07/01      $1,500      $   1,500,000
             Kern County Certificates of Participation
              (Kern Public Facilities Project) Series
              1996B DN (Union Bank of Switzerland
              LOC) (VMIG-1)
              1.65%(b)       11/07/01       2,200          2,200,000
             Kern County Certificates of Participation
              (Kern Public Facilities Project) Series
              1996D DN (Bayerische Landesbank
              LOC) (VMIG-1)
              1.65%(b)       11/07/01       1,300          1,300,000
             Kings County Housing Authority
              (Edgewater Isle Apartment Project)
              Series 2001 DN (Federal National
              Mortgage Association Guaranty)
              (A-1+, AAA)
              1.88%(b)       11/01/01       5,000          5,000,000
             Lemon Grove Multifamily Housing RB
              (Hillside Terrace Project) Series 2001A
              DN (Federal National Mortgage
              Association Guaranty) (A-1+)
              1.85%(b)       11/07/01       5,455          5,455,000
             Los Angeles Community College District
              ROC Series II-R-71 MB (MBIA
              Insurance, Salomon Smith Barney
              SBPA) (Aaa, VMIG-1)
              2.68%          06/20/02       5,660          5,660,000
             Los Angeles Community Redevelopment
              Agency Multifamily Housing Revenue
              Refunding Bonds Series 2000 DN
              (Federal Home Loan Mortgage
              Corporation Guaranty) (VMIG-1)
              1.80%(b)       11/07/01       1,000          1,000,000
             Los Angeles Community Redevelopment
              Agency Subordinated Tax Allocation
              Bonds Series 1992E MB (Aaa)
              6.65%          12/01/01       1,000          1,023,224
             Los Angeles County Metropolitan
              Transportation Authority Second
              Subordinate Sales Tax RB Series
              1993A DN (MBIA Insurance, Credit
              Local De France SBPA) (A-1+)
              1.80%(b)       11/07/01       7,700          7,700,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)        Value
                             --------       -------   -------------
            Municipal Bonds (continued)
            California (continued)
              Los Angeles County Public Works
               Financing Authority Lease RB Series
               2000J DN (AMBAC Insurance, First
               Union Bank SBPA) (VMIG-1)
               1.93%(b)      11/07/01     $ 5,000     $   5,000,000
              Los Angeles County Series 2001A TRAN
               (SP-1+, MIG-1)
               3.75%         06/28/02       7,785         7,848,972
              Los Angeles County Unified School
               District Certificates of Participation
               Series 2001-02A TRAN (FSA
               Insurance) (SP-1+)
               3.50%         07/01/02       3,000         3,015,876
              Los Angeles County Water & Power RB
               Series 2001A DN (FSA Insurance)
               (VMIG-1)
               2.08%(b)      11/07/01       9,900         9,900,000
              Los Angeles GO Series 1994-A MB
               (MBIA Insurance) (Aaa, AAA)
               7.50%         09/01/02         920           960,653
              Metropolitan Water District of Southern
               California RB Series 1996A DN (ABN-
               AMRO Bank N.V. LOC) (A-1+, VMIG-1)
               1.75%(b)      11/07/01       8,715         8,715,000
              Metropolitan Water District of Southern
               California RB Series 2000B-1 DN
               (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+, VMIG-1)
               1.60%(b)      11/01/01       3,300         3,300,000
              Metropolitan Water District of Southern
               California RB Series 2000B-2 DN
               (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+)
               1.60%(b)      11/07/01       8,200         8,200,000
              Metropolitan Water District of Southern
               California RB Series 2000B-3 DN
               (Westdeutsche Landesbank
               Girozentrale LOC) (A-1+, VMIG-1)
               1.60%(b)      11/01/01       1,000         1,000,000
              Newport Beach RB (Hoag Memorial
               Presbyterian Hospital Project) Series
               1999C DN (A-1+, VMIG-1)
               1.67%(b)      11/07/01      12,400        12,400,000
              Oakland Joint Power Financing Authority
               Lease RB Series 1998A-1 DN
               (Commerzbank LOC) (A-1, F-1)
               1.80%(b)      11/07/01       4,700         4,700,000
              Orange County Apartment Development
               RB Series 1985V DN (Federal National
               Mortgage Association Guaranty)
               (A-1+, AAA)
               1.85%(b)      11/01/01       5,000         5,000,000

                                               Par
                               Maturity       (000)        Value
                             --------        -------   -------------
           Municipal Bonds (continued)
           California (continued)
             Orange County Capital Improvement
              Sanitation District DN (AMBAC
              Insurance, Societe Generale SBPA)
              (A-1+)
              1.65%(b)       11/01/01      $   400     $     400,000
             Orange County Sanitation District
              Refunding Certificates of Participation
              Series 2000B DN (Dexia Public
              Finance Bank SBPA) (A-1+, VMIG-1)
              1.65%(b)       11/01/01        8,600         8,600,000
             Paramount Unified School District Series
              2000 TRAN (MIG-1)
              4.50%          12/05/01        4,000         4,001,971
             Pasadena Certificates of Participation
              (Rose Bowl Improvements Project) DN
              (Canadian Imperial Bank & California
              State Teachers Retirement LOC)
              (VMIG-1)
              1.85%(b)       11/07/01        4,900         4,900,000
             Pomona Redevelopment Agency
              Multifamily RB Series 1998A DN
              (Federal National Mortgage Association
              Guaranty) (A-1+)
              1.90%(b)       11/07/01        5,500         5,500,000
             Rancho Mirage Joint Powers Financing
              Authority Certificates of Participation
              (Eisenhower Medical Center Project)
              Series 1997B DN (MBIA Insurance,
              Credit Suisse First Boston SBPA)
              (VMIG-1)
              1.67%(b)       11/07/01        3,200         3,200,000
             Rohnert Park Multifamily Housing Bonds
              (Crossbrook Apartments Project) Series
              1995A DN (Federal National Mortgage
              Association Guaranty) (A-1+)
              1.70%(b)       11/07/01        6,415         6,415,000
             Sacramento County Sanitation District
              Financing Authority Merlots Series
              2000 DN (First Union SBPA) (VMIG-1)
              1.93%(b)       11/07/01        2,600         2,600,000
             Sacramento County Sanitation District
              Subordinate Lien RB Series 2000C DN
              (Credit Agricole LOC) (A-1+, VMIG-1)
              1.65%(b)       11/07/01       17,920        17,920,000
             Sacramento County Unified School District
              Series 2000 TRAN (SP-1+) (SP-1+)
              4.40%          11/28/01        5,000         5,001,777
             Sacramento Multifamily Housing
              Refunding RB Series 1990A DN
              (Federal National Mortgage Association
              Guaranty) (A-1+)
              1.65%(b)       11/07/01        3,945         3,945,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                               Maturity      (000)        Value
                             --------       -------   -------------
            Municipal Bonds (continued)
            California (continued)
              Sacramento Municipal Utility District
               Series 2000A DN (AMBAC Insurance,
               First Union National Bank SBPA)
               (VMIG-1)
               1.93%(b)      11/07/01      $11,155    $  11,155,000
              San Diego County & School District
               TRAN (MIG-2, SP-1+)
               3.50%         06/28/02       11,200       11,261,221
              San Diego Multifamily Housing RB
               (University Town Center Apartments
               Project) DN (Bank America LOC)
               (A-1, VMIG-1)
               1.90%(b)      11/07/01        4,000        4,000,000
              San Diego Multifamily Housing RB Series
               1992A DN (Fifth Third Bank LOC) (A-
               1+)
               1.90%(b)      11/07/01        4,100        4,100,000
              San Diego Multifamily Housing RB Trust
               Receipts Series PT-475 DN (Federal
               Home Loan Bank, Merrill Lynch Capital
               Services SBPA) (SP-1+)
               2.08%(b)      11/07/01        1,200        1,199,941
              San Francisco City & County Airport
               Authority MB (AMBAC Insurance)
               (Aaa, AAA)
               6.10%         05/01/02        1,000        1,016,212
              San Jose Multifamily Housing Bonds
               (Timberwood Apartments Project)
               Series 1995A DN (Wells Fargo Bank
               LOC) (VMIG-1)
               1.85%(b)      11/07/01        3,775        3,775,000
              San Juan-Modesto-Santa Clara-Redding
               Public Power Agency RB (San Juan
               Project) Subordinate Lien RB Series
               1997D DN (MBIA Insurance, National
               Westminster SBPA) (A-1+, VMIG-1)
               1.80%(b)      11/07/01        2,200        2,200,000
              San Juan-Modesto-Santa Clara-Redding
               Public Power Agency RB (San Juan
               Project) Subordinate Lien RB Series
               1997E DN (MBIA Insurance, National
               Westminster LOC) (A-1+, VMIG-1)
               1.75%(b)      11/07/01       18,700       18,700,000
              Santa Clara Electric RB Series 1994A DN
               (National Westminster LOC) (VMIG-1)
               1.80%(b)      11/07/01       10,000       10,000,000
              Santa Clara Financing Authority Lease
               Revenue Refunding Bonds (VMC
               Facilities Replacement Project) Series
               1985B DN (Union Bank of Switzerland
               LOC) (A-1, VMIG-1)
               1.75%(b)      11/07/01        2,700        2,700,000

                                               Par
                                 Maturity     (000)       Value
                               --------      -------  -------------
            Municipal Bonds (continued)
            California (continued)
              Santa Clara Multifamily Housing Bonds
               (Fox Chase Project) Series 1985E DN
               (FGIC Insurance) (A-1+, VMIG-1)
               1.80%(b)        11/07/01     $ 1,600   $   1,600,000
              Southern California Public Power
               Authority Subordinated Refunding RB
               (Southern Transmission Project) Series
               1991 DN (AMBAC Insurance &
               Barclays LOC) (A-1+, VMIG-1)
               1.70%(b)        11/07/01       3,515       3,515,000
              Tulare County Series 2000-01 TRAN
               (MIG-1)
               4.50%           11/14/01      10,000      10,003,650
              Tustin Improvement Bond (Act of 1915)
               RB Series1996A DN (Kredietbank
               LOC) (A-1+, VMIG-1)
               1.65%(b)        11/01/01       1,400       1,400,000
              Western Riverside County Regional
               Wastewater Treatment DN (Credit
               Local De France SBPA)
               (A-1+, VMIG-1)
               1.65%(b)        11/01/01       3,700       3,700,000

                                                      -------------
                                                        510,967,903

                                                      -------------
            Georgia--0.4%
              Burke County Development Authority
               PCRB (Georgia Power Project) Series
               1997 DN (A-1, VMIG-1)
               2.00%(b)        11/01/01       1,600       1,600,000
              Effingham County Development Authority
               PCRB (Savannah Electric & Power
               Company Project) DN (A-1, VMIG-1)
               2.05%(b)        11/01/01         570         570,000

                                                      -------------
                                                          2,170,000

                                                      -------------
            Illinois--1.0%
              Chicago O'Hare International Airport
               (General Airport Second Lien) RB
               Series 1984A DN (Societe Generale
               LOC) (A-1+, VMIG-1)
               1.93%(b)        11/07/01       5,600       5,600,000

                                                      -------------
            Maryland--2.4%
              Baltimore County (St. James Academy
               Project) RB Series 1999 DN (Allfirst
               Bank LOC) (A-1)
               2.18%(b)        11/07/01       4,500       4,500,000
              Maryland Health & Higher Education
               Facilities Authority RB (Johns Hopkins
               Hospital Project) DN (Bank America
               LOC) (A-1+)
               2.10%(b)        11/07/01       2,800       2,800,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                   Maturity    (000)       Value
                                  --------     ------  -------------
            MUNICIPAL BONDS (continued)
            Maryland (continued)
              Montgomery County Economic
               Development Authority RB (Brooke
               Grove Foundation Incorporated Project)
               DN (Allfirst Bank LOC) (A-1)
               2.23%(b)           11/07/01    $6,600   $   6,600,000

                                                       -------------
                                                          13,900,000

                                                       -------------
            Nevada--1.1%
              Clark County School District (Bear
               Stearns Municipal Trust Receipts)
               Series 2001A DN (FSA Insurance)
               (A-1+)
               2.15%(b)           11/07/01     6,000       6,000,000

                                                       -------------
            Ohio--0.4%
              Cuyahoga County Hospital RB (Cleveland
               Clinic Project) Series 1997C DN (Bank
               of America LOC) (A-1+, VMIG-1)
               2.05%(b)           11/07/01     2,300       2,300,000

                                                       -------------
            Pennsylvania--0.1%
              Pennsylvania Higher Education Facilities
               Authority RB (University of
               Pennsylvania Health Services Project)
               Series 1994B DN (Bayerische
               Landesbank, Morgan Guaranty and
               State Street LOC)
               2.05%(b)           11/07/01       300         300,000

                                                       -------------
            Puerto Rico--4.7%
              Commonwealth of Puerto Rico (Merrill
               Lynch Capital Services SBPA) Series
               PT-1274 DN (A-1+)
               1.98%(b)           11/07/01       325         325,000
              Commonwealth of Puerto Rico Highway &
               Transportation Authority MB (AMBAC
               Insurance, Merrill Lynch Capital
               Services SBPA) (A-1+)
               2.75%              07/11/02     5,000       5,000,000
              Puerto Rico Commonwealth Public
               Improvement MBIA GO Series 1992
               MB (MBIA Insurance)
               6.50%              07/01/02     1,250       1,304,857
              Puerto Rico Electric Power Authority
               Series 1997 DN (Societe Generale
               LOC) (A-1+)
               1.75%(b)           11/07/01     5,000       5,000,000
              Puerto Rico Government Development
               Bank TECP (A-1+, P-1)
               1.95%              12/11/01     5,939       5,939,000

                                               Par
                                Maturity      (000)        Value
                              --------        ------   -------------
            MUNICIPAL BONDS (continued)
            Puerto Rico (continued)
              Puerto Rico Highway & Transportation
               Authority RB Series 1998A DN
               (AMBAC Insurance) (A-1+, VMIG-1)
               1.65%(b)       11/07/01      $7,300     $   7,300,000
              Puerto Rico Industrial Tourist Education
               Medical & Environmental Control
               Financing Authority Series 1992L (Ana
               G. Mendez Foundation Project) DN
               (Bank of Tokyo-Mitsubishi LOC) (A-1+)
               2.10%(b)       11/07/01         100           100,000
              Puerto Rico Public Building Authority RB
               (Public Education & Health Facilities
               Project) Series 1992L MB (Aaa, AAA)
               6.88%          07/01/02       1,750         1,823,708

                                                       -------------
                                                          26,792,565

                                                       -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $568,030,468(a))                       99.7%    568,030,468
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                     0.3%      1,970,150
                                              -----     ------------
NET ASSETS (Equivalent to $1.00
 per share based on 542,728,853
 Institutional Shares and 27,463,889
 Dollar Shares outstanding)                    100.0%   $570,000,618
                                               =====    ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($570,000,618 / 570,192,742)                                  $1.00
                                                               =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------


                        California Money Fund Portfolio
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

  Maturity        Par      Percentage
------------- ------------ ----------
    1-30 Days $478,995,000    84.4%
   31-60 Days   10,939,000     1.9
   61-90 Days   10,500,000     1.9
Over 150 Days   67,060,000    11.8

                      Average Weighted Maturity--38 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                               October 31, 2001

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)        Value
                 --------       -------   -------------
MUNICIPAL BONDS--99.0%
New York--97.6%
  Albany IDA RB (Daughters of Sarah Civic
   Facility Project) Series 2001A DN
   (Federal Home Loan Bank Guaranty)
   (VMIG-1)
   1.90%(b)      11/07/01     $ 7,265     $   7,265,000
  Babylon IDA Resource Recovery RB
   (Ogden Martin Project) DN (Morgan
   Guaranty Trust LOC) (A-1+, VMIG-1)
   1.75%(b)      11/07/01       8,000         8,000,000
  Chautauqua County Series 2001 BAN
   3.35%         04/26/02       4,000         4,004,301
   3.50%         04/26/02       3,700         3,706,566
  City of New York GO Series 1992D DN
   (Canadian Imperial Bank LOC)
   (A-1+, VMIG-1)
   1.80%(b)      11/07/01       5,400         5,400,000
  City of New York GO Series 1992D DN
   (FGIC Insurance) (A1+, VMIG-1)
   1.80%(b)      11/07/01       7,900         7,900,000
  City of New York GO Series 1993A-6 DN
   (Landesbank-Hessen-Thurin LOC)
   (A-1+)
   1.70%(b)      11/07/01       8,890         8,890,000
  City of New York GO Series 1993E-2 DN
   (Morgan Guaranty LOC)
   (A-1+, VMIG-1)
   1.90%(b)      11/01/01       4,400         4,400,000
  City of New York GO Series 1994B-8 DN
   (Bayerishe Landesbank LOC)
   (A-1+, VMIG-1)
   1.75%(b)      11/07/01         535           535,000
  City of New York GO Series 1994H-6 DN
   (MBIA Insurance) (A-1+, VMIG-1)
   1.75%(b)      11/01/01       2,600         2,600,000
  City of New York GO Series 1995F-5 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, VMIG-1)
   1.75%(b)      11/07/01       6,870         6,870,000
  City of New York GO Trust Receipts DN
   (Societe Generale, AMBAC Insurance)
   (A-1+)
   2.08%(b)      11/07/01       6,060         6,060,000
  City of New York Health & Hospital
   Corporation RB Series 1997A DN
   (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.75%(b)      11/07/01      20,025        20,025,000

                                              Par
                               Maturity      (000)        Value
                             --------       -------   -------------
            MUNICIPAL BONDS (continued)
            New York (continued)
              City of New York Health & Hospital
               Corporation RB Series 1997C DN
               (Toronto Dominion Bank LOC)
               (A-1+, VMIG-1)
               1.75%(b)      11/07/01      $ 2,630    $   2,630,000
              City of New York Health & Hospital
               Corporation RB Series 1997E DN (Bank
               of New York LOC)
               (A-1+, VMIG-1)
               1.70%(b)      11/07/01        4,900        4,900,000
              City of New York Housing Development
               Corporation Multifamily Housing RB
               (Carnegie Park Project) Series 1997A
               DN (Federal National Mortgage
               Association Guaranty) (A-1+)
               1.70%(b)      11/07/01       14,600       14,600,000
              City of New York Housing Development
               Corporation Multifamily Rental Housing
               RB (Monterey Project) Series 1997A
               DN (Federal National Mortgage
               Association Guaranty) (A-1+)
               1.70%(b)      11/07/01        6,700        6,700,000
              City of New York Municipal Water
               Finance Authority Water & Sewer
               System RB Series 1992B MB
               6.50%         06/15/02          600          618,861
              City of New York Municipal Water
               Finance Authority Water & Sewer
               System RB Series 2000C DN
               (A-1+, VMIG-1)
               3.80%(b)      11/01/01        2,300        2,300,000
              City of New York Municipal Water
               Finance Authority Water & Sewer
               System RB Series 2000D DN (First
               Union Bank LOC) (VMIG-1)
               2.06%(b)      11/07/01        4,995        4,995,000
              City of New York Municipal Water
               Finance Authority Water & Sewer
               System RB Series 2001F-1 DN (Credit
               Locale de France LOC)
               (A-1+, VMIG-1)
               1.85%(b)      11/01/01        4,250        4,250,000
              City of New York Municipal Water
               Finance Authority Water & Sewer
               System TECP (Bayerische Landesbank
               Girozentrale LOC)
               (A-1+, P-1)
               2.25%         01/03/02        6,800        6,800,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                             Par
                               Maturity     (000)        Value
                             --------      -------   -------------
             Municipal Bonds (continued)
             New York (continued)
               City of New York Transitional Finance
                Authority Financing RB Eagle Tax-
                Exempt Trust Receipts DN (Citibank
                LOC) (A-1+C)
                1.98%(b)     11/07/01     $ 7,000    $   7,000,000
               City of New York Transitional Finance
                Authority Financing RB Eagle Tax-
                Exempt Trust Receipts Series 2000 DN
                (Citibank LOC) (A-1+)
                1.98%(b)     11/07/01       3,000        3,000,000
               City of New York Transitional Finance
                Authority Financing RB Eagle Tax-
                Exempt Trust Receipts Series 2001 DN
                (Citibank LOC) (A-1+)
                1.98%(b)     11/07/01       3,300        3,300,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 1998A-1 DN
                (Morgan Guaranty Trust LOC) (A-1+,
                VMIG-1)
                1.80%(b)     11/07/01       5,055        5,055,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 1998A-2 DN
                (Bank of Nova Scotia LOC) (VMIG-1)
                1.75%(b)     11/07/01         400          400,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 1998A-2 DN
                (Morgan Guaranty Trust LOC) (A-1+,
                VMIG-1)
                1.75%(b)     11/07/01       2,100        2,100,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 1998C DN
                (Bayerische Landesbank Girozentrale
                LOC) (A-1+, VMIG-1)
                2.00%(b)     11/01/01       1,300        1,300,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 1999B-2 DN
                (Banc One LOC) (A-1+, VMIG-1)
                2.00%(b)     11/01/01       1,300        1,300,000
               City of New York Transitional Finance
                Authority Financing RB Future Tax
                Secured Bonds Series 2001B DN
                (Landesbank Hessen Thuringen
                Girozentrale LOC) (A-1+, VMIG-1)
                1.95%(b)     11/07/01      12,600       12,600,000

                                              Par
                               Maturity      (000)        Value
                             --------        ------   --------------
            Municipal Bonds (continued)
            New York (continued)
              City of New York Transitional Finance
               Authority Financing RB Series 1998A-
               2 DN (Credit Locale de France LOC)
               A-1+, VMIG-1)
               1.75%(b)      11/07/01      $8,410     $    8,410,000
              City of New York Transitional Finance
               Authority Financing RB Series 2001
               MB (Merrill Lynch LOC) (VMIG-1)
               3.05%         03/29/02       6,500          6,500,000
              City of New York Transitional Finance
               Authority Financing RB Series 2001A
               TRAN (SP-1+, MIG-1)
               3.25%         10/02/02       6,700          6,767,397
              Dormitory Authority of the State of New
               York RB First Union Merlots Series
               2001A-30 DN (First Union Bank LOC)
               (VMIG-1)
               2.06%(b)      11/07/01       3,000          3,000,000
              Dormitory Authority of the State of New
               York RB First Union Merlots Series
               2001A-65 DN (MBIA Insurance)
               (VMIG-1)
               2.06%(b)      11/07/01       3,535          3,535,000
              Dormitory Authority of the State of New
               York RB Series 1991A MB
               6.75%         05/15/02         300            312,207
              Dormitory Authority of the State of New
               York RB Series 1999A DN (MBIA
               Insurance) (A-1, VMIG-1)
               1.70%(b)      11/07/01       9,290          9,290,000
              Dormitory Authority of the State of New
               York RB Series 2001D DN (A-1)
               1.98%(b)      11/07/01       1,900          1,900,000
              Franklin County IDA Civic Facility RB
               (Paul Smith's College Project) Series
               1998 DN (Key Bank N.A. LOC)
               2.10%(b)      11/07/01       4,000          4,000,000
              Genesee Valley Central School District
               Series 2001 BAN
               3.125%        01/15/02       3,000          3,002,857
              Geneseo GO Series 2001 BAN
               3.40%         05/17/02       1,200          1,203,141
              Highland Falls (Ft. Montgomery School
               Project) Series 2001 BAN(MIG-1)
               3.00%         07/11/02       2,000          2,003,628
              Highland Falls (Ft. Montgomery School
               Project) Series 2001 TAN
               3.50%         06/27/02         990            993,130

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                               Par
                               Maturity       (000)        Value
                             --------        ------    -------------
           MUNICIPAL BONDS (continued)
           New York (continued)
             Jamestown Southwestern Central School
              District MB (FSA Insurance)
              4.25%          06/15/02      $1,281      $   1,293,194
             Levittown University Free School District
              GO Series 2001 TAN
              3.00%          06/19/02       1,800          1,803,307
              3.25%          06/19/02       3,000          3,010,112
             Livonia Central School District GO Series
              2001 MB (MBIA Insurance)
              4.13%          06/15/02         850            857,084
             Locust Valley Central School District
              Series 2001 BAN
              4.13%          05/15/02         650            654,159
             Long Island Power Authority RB (Electric
              System Subordinated Project) Series
              2001A DN (Westdeutsche Landesbank
              Girozentrale LOC)
              (A-1+, VMIG-1)
              1.70%(b)       11/07/01       5,000          5,000,000
             Long Island Power Authority TECP
              (Bayerische Landesbank Girozentrale
              LOC) (A-1+, P-1)
              2.50%          01/15/02       3,000          3,000,000
             Metropolitan Transportation Authority
              Facilities RB Series 1992K MB
              6.63%          07/01/02         300            311,966
             Metropolitan Transportation Authority
              Facitities RB Series 2000F DN (First
              Union Bank LOC) (VMIG-1)
              2.06%(b)       11/07/01       5,000          5,000,000
             Metropolitan Transportation Authority
              Facilities TECP (ABN-AMRO Bank N.V.
              LOC) (A-1+, P-1)
              1.95%          11/02/01       8,000          8,000,000
             New Rochelle School District Series 2001
              BAN (MIG-1)
              3.75%          12/21/01       5,000          5,003,943
             New York GO Series 1991A MB (MBIA
              Insurance)
              3.00%          08/15/02       5,000          5,038,680
             New York GO Series 1992D MB
              7.63%          02/01/02         500            514,236
             New York GO Series 1999F MB
              4.00%          08/01/02       1,000          1,009,303
             New York GO Series 2000A-8 DN
              (AMBAC Insurance) (A-1+, VMIG-1)
              1.90%(b)       11/07/01       4,000          4,000,000

                                              Par
                                Maturity     (000)        Value
                              --------      -------   -------------
             MUNICIPAL BONDS (continued)
             New York (continued)
               New York GO Series 2002A RAN
                (SP-1+, MIG-1)
                3.00%         04/12/02     $ 8,000    $   8,034,958
               New York GO Series Pt-878 MB (MBIA
                Insurance) (A-1C+)
                2.60%         07/11/02      10,920       10,920,000
               New York State Energy, Research &
                Development Authority PCRB (New
                York State Electric & Gas Corporation
                Project) Series 1985D MB (Fleet
                National Bank LOC) (A-1+, VMIG-1)
                (A-1)
                4.35%         12/01/01       2,300        2,300,000
               New York State Energy, Research &
                Development Authority PCRB (Niagara
                Mohawk Power Corporation Project)
                Series 1985A DN (Toronto Dominion
                LOC) (A-1, VMIG-1)
                2.15%(b)      11/01/01       4,915        4,915,000
               New York State Housing Finance Agency
                (Liberty View Apartments Project)
                Series 1997A DN (Federal National
                Mortgage Association Guaranty) (A-1+)
                1.70%(b)      11/07/01      11,500       11,500,000
               New York State Housing Finance Agency
                Multifamily Housing RB Series 1988A
                DN (AMBAC Insurance) (A-1+, VMIG-1)
                2.00%(b)      11/07/01         700          700,000
               New York State Local Government
                Assistance Corporation RB Series
                1995B DN (Bank of Nova Scotia LOC)
                (A-1+, VMIG-1)
                1.65%(b)      11/07/01       2,000        2,000,000
               New York State Local Government
                Assistance Corporation RB Series
                1995D DN (Societe Generale LOC)
                (A-1+, VMIG-1)
                1.70%(b)      11/07/01       1,750        1,750,000
               New York State Local Government
                Assistance Corporation RB Series
                1995G DN (National Westminster LOC)
                (A-1+, VMIG-1)
                1.75%(b)      11/07/01       2,500        2,500,000
               New York State Medical Care Facilities
                Authority RB Series 1994 DN (Federal
                Home Loan Bank & Merrill Lynch
                SBPA) (A-1+)
                2.06%(b)      11/07/01       9,995        9,995,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                              Par
                                Maturity     (000)        Value
                              --------     --------    ------------
             MUNICIPAL BONDS (continued)
             New York (continued)
               New York State Power Authority RB DN
                (Morgan Guaranty Trust LOC)
                (A-1, VMIG-1)
                1.70%(b)      11/07/01     $13,000     $ 13,000,000
               New York State Power Authority TECP
                2.35%         02/08/02       5,000        5,000,000
               New York State Thruway GO TECP
                (A-1+, P-1)
                2.60%         12/10/01       5,000        5,000,000
               Oyster Bay Series 2000F BAN
                5.00%         11/30/01       3,000        3,003,078
               Port Authority of New York & New Jersey
                RB (Versatile Structure Obligations
                Project) Series 1995-03 DN (Morgan
                Guaranty Trust LOC) (A-1+, VMIG-1)
                2.10%(b)      11/01/01       3,200        3,200,000
               Port Authority of New York & New Jersey
                RB Series 200-19 DN (MBIA
                Insurance) (VMIG-1)
                1.87%(b)      11/07/01       5,670        5,670,000
               State of New York Urban Development
                Corporation RB DN (Societe Generale
                LOC) (A-1C+)
                2.06%(b)      11/07/01       2,600        2,600,000
               Triborough Bridge & Tunnel Authority
                Series 2001A BAN (SP-1+, MIG-1)
                5.00%         01/17/02       8,000        8,034,429

                                                       ------------
                                                        365,040,537

                                                       ------------
             Puerto Rico--1.4%
               Commonwealth of Puerto Rico Highway &
                Transportation Authority RB Series
                2000B DN (MBIA Insurance, First
                Union Naitonal Bank SBPA) (VMIG-1)
                1.88%(b)      11/07/01       2,730        2,730,000
               Puerto Rico Medical, Higher Education &
                Environmental PCRB (Ana G. Mendez
                Educational Foundation Project) DN
                (Bank of Tokyo-Mitsubishi LOC)
                2.10%(b)      11/07/01       2,300        2,300,000

                                                       ------------
                                                          5,030,000

                                                       ------------

                                          Value
                                       ------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $370,070,537(a))        99.0% $370,070,537
OTHER ASSETS IN EXCESS OF
 LIABILITIES                      1.0%    3,814,178
                                -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 370,003,076
 Institutional Shares and
 3,895,483 Dollar Shares
 outstanding)                   100.0% $373,884,715
                                =====  ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 SHARE
 ($373,884,715 / 373,898,559 )                $1.00
                                              =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2001, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                See accompanying notes to financial statements.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------


                              New York Money Fund
                             Maturity Information
                               October 31, 2001
                                  (Unaudited)

                      Maturity                  Percentage
                       Period      Par (000)   of Portfolio
                    ------------- ------------ ------------
                        1-30 Days $272,370,000     73.7%
                       31-60 Days   12,300,000      3.3
                       61-90 Days   20,800,000      5.6
                      91-120 Days    5,500,000      1.5
                     121-150 Days    6,500,000      1.8
                    Over 150 Days   52,291,000     14.1

                      Average Weighted Maturity--48 days
Investment Abbreviations:

                    AMT  Alternative Minimum Tax
                    BAN  Bond Anticipation Note
                    DN   Demand Note (Variable Rate)
                    GO   General Obligation
                    IDA  Industrial Development Authority
                    IDRB Industrial Development Revenue Bond
                    LOC  Letter of Credit
                    MB   Municipal Bond
                    PCRB Pollution Control Revenue Bond
                    RB   Revenue Bond
                    RAN  Revenue Anticipation Note
                    SBPA Stand-by Bond Purchase Agreement
                    TAN  Tax Anticipation Note
                    TECP Tax Exempt Commercial Paper
                    TRAN Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2001. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                           Statements of Operations
                      For the Year Ended October 31, 2001


                                                        TEMPFUND       TEMPCASH       FEDFUND
                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                      --------------  ------------  -----------

Investment Income:
 Interest income..................................... $1,280,035,330  $238,380,532  $99,099,953
                                                      --------------  ------------  -----------

Expenses:............................................
 Investment advisory fee.............................     21,996,049     6,274,775    2,491,579
 Administration fee..................................     21,996,049     6,274,775    2,491,579
 Custodian fee.......................................      2,296,960       528,456      286,543
 Transfer agent fee..................................        974,666        97,200       59,800
 Service Organization fees--Dollar Shares............     11,199,213     1,186,109    1,419,204
 Service Organization fees--Cash Management
   Shares............................................        230,721            --           --
 Service Organization fees--Cash Reserve Shares......        896,195            --           --
 Legal fees..........................................        255,560        44,075       19,996
 Audit fees..........................................        165,891        30,228       14,711
 Printing............................................        119,178        19,773        7,964
 Registration fees and expenses......................      4,044,636       547,788      211,659
 Trustees' fees and expenses.........................        233,100        47,228       25,820
 Other...............................................        285,641        54,224       32,972
                                                      --------------  ------------  -----------
                                                          64,693,859    15,104,631    7,061,827
                                                      --------------  ------------  -----------
Less fees waived.....................................     (4,276,747)   (5,225,929)  (1,463,053)
Less custody fees paid indirectly....................             --            --      (37,277)
                                                      --------------  ------------  -----------
Total expenses.......................................     60,417,112     9,878,702    5,561,497
                                                      --------------  ------------  -----------
Net investment income................................  1,219,618,218   228,501,830   93,538,456
 Net realized gain (loss) from investment
   transactions......................................      1,082,540       517,197      162,320
                                                      --------------  ------------  -----------
 Net increase in net assets resulting from operations $1,220,700,758  $229,019,027  $93,700,776
                                                      ==============  ============  ===========

                See accompanying notes to financial statements.

               FEDERAL     TREASURY                               CALIFORNIA    NEW YORK
  T-FUND      TRUST FUND  TRUST FUND    MUNIFUND      MUNICASH    MONEY FUND   MONEY FUND
 PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
------------  ----------  -----------  -----------   -----------  -----------  -----------
$140,846,881  $8,317,224  $55,293,022  $25,890,840   $16,857,313  $16,452,965  $11,175,720
------------  ----------  -----------  -----------   -----------  -----------  -----------
   3,605,829     210,150    1,425,316    1,413,663       903,054    1,131,110      741,537
   3,605,829     210,150    1,425,316    1,413,663       903,054    1,131,110      741,537
     369,366      45,039      210,380      158,903       111,697      123,102       86,946
     174,468      14,467       74,600       75,201        36,799       33,867       25,933
   1,458,767      33,531      953,594      142,838       134,023       30,734        6,381

     353,196          --       40,506       25,514        13,620           --           --
          --          --           --       57,365            --           --           --
      30,400       1,849        6,492        4,034          (609)       7,573        8,869
      17,977         294        5,058        4,617         2,584        3,156        1,958
      12,774         589        4,161        1,611         2,355        1,178        2,432
      90,624      39,111       68,547       51,953       100,249        5,416       11,781
      31,416      12,853       16,674       19,914        12,710       18,980       18,319
      66,681       9,107       30,420       19,780         6,814        9,012        4,948
------------  ----------  -----------  -----------   -----------  -----------  -----------
   9,817,327     577,140    4,261,064    3,389,056     2,226,350    2,495,238    1,650,641
------------  ----------  -----------  -----------   -----------  -----------  -----------
  (2,058,336)   (191,225)    (989,208) (1,547,108)    (1,046,792)  (1,333,396)    (902,725)
    (127,662)       (822)          --     (76,388)       (36,310)     (37,497)     (35,700)
------------  ----------  -----------  -----------   -----------  -----------  -----------
   7,631,329     385,093    3,271,856    1,765,560     1,143,248    1,124,345      712,216
------------  ----------  -----------  -----------   -----------  -----------  -----------
 133,215,552   7,932,131   52,021,166   24,125,280    15,714,065   15,328,620   10,463,504

      31,252      63,412      (72,803)      95,481        24,183      (65,827)       3,335
------------  ----------  -----------  -----------   -----------  -----------  -----------
$133,246,804  $7,995,543  $51,948,363  $24,220,761   $15,738,248  $15,262,793  $10,466,839
============  ==========  ===========  ===========   ===========  ===========  ===========

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets


                                             TEMPFUND PORTFOLIO                TEMPCASH PORTFOLIO
                                      --------------------------------  --------------------------------
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000
                                      ---------------- ---------------- ---------------- ----------------

Increase (decrease) in net assets:

  Operations:
    Net investment income............ $ 1,219,618,218  $   994,109,066   $  228,501,830   $  198,139,304
    Net gain (loss) on investments...       1,082,540         (248,823)         517,197         (239,142)
                                      ---------------  ---------------   --------------   --------------
    Net increase in net assets
     resulting from operations.......   1,220,700,758      993,860,243      229,019,027      197,900,162
                                      ---------------  ---------------   --------------   --------------

Distributions to shareholders:
  From net investment income:
    Institutional Shares.............  (1,014,311,889)    (951,788,932)    (206,850,906)    (174,383,527)
    Dollar Shares....................    (193,595,990)     (37,047,225)     (21,650,924)     (23,755,777)
    Cash Management Shares...........      (1,814,102)      (1,162,297)              --               --
    Cash Reserve Shares..............      (9,896,237)      (4,110,612)              --               --
                                      ---------------  ---------------   --------------   --------------
     Total distributions to
      shareholders...................  (1,219,618,218)    (994,109,066)    (228,501,830)    (198,139,304)
                                      ---------------  ---------------   --------------   --------------
    Capital share transactions.......  15,161,966,786    2,586,116,104    1,156,602,442    1,860,530,051
                                      ---------------  ---------------   --------------   --------------
     Total increase (decrease) in
      net assets.....................  15,163,049,326    2,585,867,281    1,157,119,639    1,860,290,909

Net assets:
    Beginning of period..............  16,930,669,398   14,344,802,117    4,213,152,511    2,352,861,602
                                      ---------------  ---------------   --------------   --------------
    End of period.................... $32,093,718,724  $16,930,669,398   $5,370,272,150   $4,213,152,511
                                      ===============  ===============   ==============   ==============


                See accompanying notes to financial statements.

                                                                              FEDERAL TRUST
        FEDFUND PORTFOLIO                 T-FUND PORTFOLIO                   FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000
---------------- ---------------- ---------------- ---------------- ---------------- ----------------


 $   93,538,456   $   64,466,559   $  133,215,552   $  179,811,846    $  7,932,131     $ 11,271,903
        162,320           26,891           31,252          (68,312)         63,412           19,645
 --------------   --------------   --------------   --------------    ------------     ------------

     93,700,776       64,493,450      133,246,804      179,743,534       7,995,543       11,291,548
 --------------   --------------   --------------   --------------    ------------     ------------

    (69,875,311)     (57,933,919)    (105,041,088)    (144,322,710)     (7,340,847)     (10,361,486)
    (23,663,145)      (6,532,640)     (25,355,982)     (32,679,214)       (591,284)        (910,417)
             --               --       (2,818,482)      (2,809,922)             --               --
             --               --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

    (93,538,456)     (64,466,559)    (133,215,552)    (179,811,846)     (7,932,131)     (11,271,903)
 --------------   --------------   --------------   --------------    ------------     ------------
    881,877,575      839,361,750      267,280,007     (110,587,557)     49,598,616      (95,306,918)
 --------------   --------------   --------------   --------------    ------------     ------------
    882,039,895      839,388,641      267,311,259     (110,655,869)     49,662,028      (95,287,273)

  1,616,743,350      777,354,709    2,902,677,118    3,013,332,987     151,596,041      246,883,314
 --------------   --------------   --------------   --------------    ------------     ------------
 $2,498,783,245   $1,616,743,350   $3,169,988,377   $2,902,677,118    $201,258,069     $151,596,041
 ==============   ==============   ==============   ==============    ============     ============

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets

                                               TREASURY TRUST
                                               FUND PORTFOLIO                  MUNIFUND PORTFOLIO
                                      --------------------------------  --------------------------------
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000
                                      ---------------- ---------------- ---------------- ----------------

Increase (decrease) in net assets:

  Operations:
    Net investment income............  $   52,021,166   $   64,314,300    $ 24,125,280     $ 23,954,534
    Net gain (loss) on investments...         (72,803)        (143,186)         95,481          (13,752)
                                       --------------   --------------    ------------     ------------
    Net increase in net assets
     resulting from operations.......      51,948,363       64,171,114      24,220,761       23,940,782
                                       --------------   --------------    ------------     ------------

Distributions to shareholders:
  From net investment income:
    Institutional Shares.............     (35,854,570)     (47,177,619)    (22,101,777)     (21,441,598)
    Dollar Shares....................     (15,838,971)     (17,136,681)     (1,517,981)      (2,190,900)
    Cash Management Shares...........        (327,625)              --        (121,863)        (132,208)
    Cash Reserve Shares..............              --               --        (383,659)        (189,828)
                                       --------------   --------------    ------------     ------------
     Total distributions to
      shareholders...................     (52,021,166)     (64,314,300)    (24,125,280)     (23,954,534)
                                       --------------   --------------    ------------     ------------
    Capital share transactions.......      (2,056,680)     (67,755,622)     86,440,047      148,174,164
                                       --------------   --------------    ------------     ------------
     Total increase (decrease) in
      net assets.....................      (2,129,483)     (67,898,808)     86,535,528      148,160,412

Net assets:
    Beginning of period..............   1,157,239,834    1,225,138,642     690,143,604      541,983,192
                                       --------------   --------------    ------------     ------------
    End of period....................  $1,155,110,351   $1,157,239,834    $776,679,132     $690,143,604
                                       ==============   ==============    ============     ============


                See accompanying notes to financial statements.

                                          CALIFORNIA MONEY                   NEW YORK MONEY
       MUNICASH PORTFOLIO                  FUND PORTFOLIO                    FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000
---------------- ---------------- ---------------- ---------------- ---------------- ----------------


  $ 15,714,065     $ 16,928,819     $ 15,328,620     $ 19,952,018     $ 10,463,504     $ 10,898,594
        24,183          (17,054)         (65,827)           4,413            3,335            5,407
  ------------     ------------     ------------     ------------     ------------     ------------

    15,738,248       16,911,765       15,262,793       19,956,431       10,466,839       10,904,001
  ------------     ------------     ------------     ------------     ------------     ------------

   (13,951,283)     (12,313,669)     (15,027,511)     (19,625,241)     (10,399,310)     (10,862,081)
    (1,697,757)      (4,615,150)        (301,109)        (326,777)         (64,194)         (36,513)
       (65,025)              --               --               --               --               --
            --               --               --               --               --               --
  ------------     ------------     ------------     ------------     ------------     ------------

   (15,714,065)     (16,928,819)     (15,328,620)     (19,952,018)     (10,463,504)     (10,898,594)
  ------------     ------------     ------------     ------------     ------------     ------------
   455,084,492      (31,006,787)     (15,880,580)      34,178,749       70,040,121      (19,410,717)
  ------------     ------------     ------------     ------------     ------------     ------------

   455,108,675      (31,023,841)     (15,946,407)      34,183,162       70,043,456      (19,405,310)

   400,205,012      431,228,853      585,947,025      551,763,863      303,841,259      323,246,569
  ------------     ------------     ------------     ------------     ------------     ------------
  $855,313,687     $400,205,012     $570,000,618     $585,947,025     $373,884,715     $303,841,259
  ============     ============     ============     ============     ============     ============

                    BlackRock Provident institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHARESHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
TempFund Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- -------------
 Institutional Shares
 10/31/01                        $1.00    $0.0477     ($ 0.0477)
 10/31/00                         1.00     0.0611       (0.0611)
 10/01/99 through 10/31/99        1.00     0.0045       (0.0045)
 09/30/99                         1.00     0.0495       (0.0495)
 09/30/98                         1.00     0.0549       (0.0549)
 09/30/97                         1.00     0.0539       (0.0539)
 Dollar Shares
 10/31/01                        $1.00    $0.0452     ($ 0.0452)
 10/31/00                         1.00     0.0586       (0.0586)
 10/01/99 through 10/31/99        1.00     0.0043       (0.0043)
 09/30/99                         1.00     0.0470       (0.0470)
 09/30/98                         1.00     0.0524       (0.0524)
 09/30/97                         1.00     0.0514       (0.0514)
 Cash Management Shares
 10/31/01                        $1.00    $0.0427     ($ 0.0427)
 10/31/00                         1.00     0.0561       (0.0561)
 10/01/99 through 10/31/99        1.00     0.0041       (0.0041)
 06/14/99/2/ through 09/30/99     1.00     0.0135       (0.0135)
 Cash Reserve Shares
 10/31/01                        $1.00    $0.0437     ($ 0.0437)
 05/30/00/2/ through 10/31/00     1.00     0.0258       (0.0258)

TempCash Portfolio
------------------
 Institutional Shares
 10/31/01                        $1.00    $0.0483     ($ 0.0483)
 10/31/00                         1.00     0.0613       (0.0613)
 10/01/99 through 10/31/99        1.00     0.0044       (0.0044)
 09/30/99                         1.00     0.0496       (0.0496)
 09/30/98                         1.00     0.0552       (0.0552)
 09/30/97                         1.00     0.0541       (0.0541)
 Dollar Shares
 10/31/01                        $1.00    $0.0458     ($ 0.0458)
 10/31/00                         1.00     0.0588       (0.0588)
 10/01/99 through 10/31/99        1.00     0.0042       (0.0042)
 09/30/99                         1.00     0.0471       (0.0471)
 09/30/98                         1.00     0.0527       (0.0527)
 09/30/97                         1.00     0.0516       (0.0516)

                See accompanying notes to financial statements.

                                                           RATIO OF
                                             RATIO OF     EXPENSES TO RATIO OF NET
 NET                          RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                        EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,          NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------   ------------ ----------- ---------------- ----------- ------------
$1.00   4.87%   $26,150,330     0.18%          0.18%         0.20%        4.62%
 1.00   6.28     15,862,970     0.18/1/        0.18/1/       0.20         6.12
 1.00   5.42     13,884,164     0.18           0.18          0.20/1/      5.31/1/
 1.00   5.06     12,045,566     0.18           0.18          0.22         4.96
 1.00   5.63      9,686,491     0.18           0.18          0.23         5.50
 1.00   5.53      8,060,501     0.18           0.18          0.24         5.39
$1.00   4.61%   $ 5,677,232     0.43%          0.43%         0.45%        4.32%
 1.00   6.02        815,132     0.43/1/        0.43/1/       0.45         5.94
 1.00   5.15/1/     446,569     0.43           0.43          0.45/1/      5.06/1/
 1.00   4.81        497,178     0.43           0.43          0.47         4.71
 1.00   5.38        302,476     0.43           0.43          0.48         5.25
 1.00   5.27        355,284     0.43           0.43          0.49         5.14
$1.00   4.35%   $    58,043     0.68%          0.68%         0.70%        3.93%
 1.00   5.75         30,242     0.68           0.68          0.70         5.68
 1.00   4.92/1/      14,069     0.68/1/        0.68/1/       0.70/1/      4.81/1/
 1.00   4.60/1/      13,789     0.68/1/        0.68/1/       0.71/1/      4.57/1/
$1.00   4.46%   $   208,114     0.58%          0.58%         0.60%        4.42%
 1.00   6.24        222,325     0.58/1/        0.58/1/       0.60/1/      6.16/1/

$1.00   4.93%   $ 4,923,190     0.18%          0.18%         0.29%        4.76%
 1.00   6.30      3,785,528     0.18           0.18          0.31         6.18
 1.00   5.31/1/   1,951,436     0.18/1/        0.18/1/       0.34/1/      5.19/1/
 1.00   5.07      1,968,626     0.18           0.18          0.30         4.95
 1.00   5.66      2,499,114     0.18           0.18          0.32         5.52
 1.00   5.55      1,991,037     0.18           0.18          0.30         5.41
$1.00   4.67%   $   447,082     0.43%          0.43%         0.54%        4.56%
 1.00   6.04        427,625     0.43           0.43          0.56         5.89
 1.00   5.06        401,426     0.43/1/        0.43/1/       0.59/1/      4.94/1/
 1.00   4.82        378,010     0.43           0.43          0.55         4.70
 1.00   5.41        503,809     0.43           0.43          0.57         5.27
 1.00   5.29        401,529     0.43           0.43          0.55         5.16

                    BlackRock Provident institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                            DIVIDENDS TO
                                       NET ASSET            SHARESHOLDERS
                                         VALUE      NET       FROM NET
                                       BEGINNING INVESTMENT  INVESTMENT
       FedFund Portfolio               OF PERIOD   INCOME      INCOME
       -----------------               --------- ---------- -------------
        Institutional Shares
        10/31/01                         $1.00    $0.0469     ($ 0.0469)
        10/31/00                          1.00     0.0594       (0.0594)
        10/31/99                          1.00     0.0483       (0.0483)
        10/31/98                          1.00     0.0535       (0.0535)
        10/31/97                          1.00     0.0530       (0.0530)
        Dollar Shares
        10/31/01                         $1.00    $0.0444     ($ 0.0444)
        10/31/00                          1.00     0.0569       (0.0569)
        10/31/99                          1.00     0.0458       (0.0458)
        10/31/98                          1.00     0.0510       (0.0510)
        10/31/97                          1.00     0.0505       (0.0505)

       T-Fund Portfolio
       ----------------
        Institutional Shares
        10/31/01                         $1.00    $0.0454     ($ 0.0454)
        10/31/00                          1.00     0.0579       (0.0579)
        10/31/99                          1.00     0.0473       (0.0473)
        10/31/98                          1.00     0.0532       (0.0532)
        10/31/97                          1.00     0.0528       (0.0528)
        Dollar Shares
        10/31/01                         $1.00    $0.0429     ($ 0.0429)
        10/31/00                          1.00     0.0554       (0.0554)
        10/31/99                          1.00     0.0448       (0.0448)
        10/31/98                          1.00     0.0507       (0.0507)
        10/31/97                          1.00     0.0503       (0.0503)

        Cash Management Shares
        10/31/01                         $1.00    $0.0404     ($ 0.0404)
        10/31/00                          1.00     0.0529       (0.0529)
        005/17/99/2/ through 10/31/99     1.00     0.0197       (0.0197)-

                See accompanying notes to financial statements.

                                                           RATIO OF
                                             RATIO OF     EXPENSES TO RATIO OF NET
 NET                          RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                        EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,          NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------   ------------ ----------- ---------------- ----------- ------------
$1.00   4.79%    $1,684,597     0.20%          0.20%         0.27%        4.61%
 1.00   6.10      1,400,232     0.20           0.20          0.29         6.01
 1.00   4.94        742,744     0.20           0.20          0.28         4.81
 1.00   5.48      1,116,979     0.20           0.20          0.28         5.35
 1.00   5.43      1,220,857     0.20           0.20          0.29         5.30
$1.00   4.53%    $  814,186     0.45%          0.45%         0.52%        4.18%
 1.00   5.84        216,511     0.45           0.45          0.54         6.04
 1.00   4.69         34,611     0.45           0.45          0.53         4.56
 1.00   5.23         30,459     0.45           0.45          0.53         5.10
 1.00   5.18        116,316     0.45           0.45          0.54         5.05

$1.00   4.63%    $2,582,091     0.20%          0.19%         0.27%        4.46%
 1.00   5.95      2,209,396     0.20           0.19          0.28         5.77
 1.00   4.83      2,397,386     0.20           0.20          0.26         4.72
 1.00   5.46      2,544,001     0.20           0.20          0.27         5.31
 1.00   5.41      1,765,332     0.20           0.20          0.29         5.28
$1.00   4.37%    $  542,219     0.45%          0.44%         0.52%        4.34%
 1.00   5.68        630,801     0.45           0.44          0.53         5.54
 1.00   4.58        612,695     0.45           0.45          0.51         4.47
 1.00   5.21        777,385     0.45           0.45          0.52         5.06
 1.00   5.16        516,092     0.45           0.45          0.54         5.03

$1.00   4.11%    $   45,678     0.70%          0.69%         0.77%        3.99%
 1.00   5.42         62,480     0.70           0.69          0.78         5.31
 1.00   4.37/1/       3,252     0.70/1/        0.70/1/       0.78/1/      4.43/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                           DIVIDENDS TO
                                      NET ASSET            SHARESHOLDERS
                                        VALUE      NET       FROM NET
                                      BEGINNING INVESTMENT  INVESTMENT
       Federal Trust Fund Portfolio   OF PERIOD   INCOME      INCOME
       ----------------------------   --------- ---------- -------------
        Institutional Shares
        10/31/01                        $1.00    $0.0465     $(0.0465)
        10/31/00                         1.00     0.0593      (0.0593)
        10/31/99                         1.00     0.0478      (0.0478)
        10/31/98                         1.00     0.0529      (0.0529)
        10/31/97                         1.00     0.0521      (0.0521)
        Dollar Shares
        10/31/01                        $1.00    $0.0440     $(0.0440)
        10/31/00                         1.00     0.0568      (0.0568)
        10/31/99                         1.00     0.0453      (0.0453)
        10/31/98                         1.00     0.0504      (0.0504)
        10/31/97                         1.00     0.0496      (0.0496)

       Treasury Trust Fund Portfolio
       -----------------------------
        Institutional Shares
        10/31/01                        $1.00    $0.0443     $(0.0443)
        10/31/00                         1.00     0.0552      (0.0552)
        10/31/99                         1.00     0.0442      (0.0442)
        10/31/98                         1.00     0.0502      (0.0502)
        10/31/97                         1.00     0.0504      (0.0504)
        Dollar Shares
        10/31/01                        $1.00    $0.0418     $(0.0418)
        10/31/00                         1.00     0.0527      (0.0527)
        10/31/99                         1.00     0.0417      (0.0417)
        10/31/98                         1.00     0.0477      (0.0477)
        10/31/97                         1.00     0.0479      (0.0479)

        Cash Management Shares
        12/11/00/2/ through 10/31/01    $1.00    $0.0331     $(0.0331)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN    PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   4.75%     $  187,005     0.20%          0.20%         0.31%        4.53%
 1.00   6.10         138,396     0.20           0.20          0.34         5.84
 1.00   4.88         219,344     0.20           0.20          0.32         4.76
 1.00   5.42         280,580     0.20           0.20          0.29         5.29
 1.00   5.33         229,292     0.20           0.20          0.31         5.21
$1.00   4.49%     $   14,253     0.45%          0.45%         0.56%        4.39%
 1.00   5.83          13,200     0.45           0.45          0.59         5.59
 1.00   4.63          27,539     0.45           0.45          0.57         4.51
 1.00   5.17          38,633     0.45           0.45          0.54         5.04
 1.00   5.08          38,700     0.45           0.45          0.56         4.96

$1.00   4.52%     $  766,758     0.19%          0.19%         0.27%        4.48%
 1.00   5.66         846,651     0.20           0.20          0.29         5.49
 1.00   4.51         826,167     0.20           0.20          0.28         4.41
 1.00   5.14       1,091,366     0.20           0.20          0.28         5.02
 1.00   5.16         786,556     0.20           0.20          0.30         5.04
$1.00   4.26%     $  379,989     0.44%          0.44%         0.52%        4.17%
 1.00   5.40         310,589     0.45           0.45          0.54         5.23
 1.00   4.26         398,972     0.45           0.45          0.53         4.14
 1.00   4.89         471,767     0.45           0.45          0.53         4.77
 1.00   4.91         331,498     0.45           0.45          0.55         4.79

$1.00   3.78%/1/  $    8,363     0.76%/1/       0.76%/1/      0.85%/1/     4.42%/1/

                    BlackRock Provident institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                           DIVIDENDS TO
                                      NET ASSET            SHARESHOLDERS
                                        VALUE      NET       FROM NET
                                      BEGINNING INVESTMENT  INVESTMENT
       MuniFund Portfolio             OF PERIOD   INCOME      INCOME
       ------------------             --------- ---------- -------------
        Institutional Shares
        10/31/01                        $1.00    $0.0302     $(0.0302)
        10/31/00                         1.00     0.0379      (0.0379)
        12/01/98 through 10/31/99        1.00     0.0273      (0.0273)
        11/30/98                         1.00     0.0327      (0.0327)
        11/30/97                         1.00     0.0338      (0.0338)
        11/30/96                         1.00     0.0326      (0.0326)
        Dollar Shares
        10/31/01                        $1.00    $0.0277     $(0.0277)
        10/31/00                         1.00     0.0354      (0.0354)
        12/01/98 through 10/31/99        1.00     0.0250      (0.0250)
        11/30/98                         1.00     0.0302      (0.0302)
        11/30/97                         1.00     0.0313      (0.0313)
        11/30/96                         1.00     0.0301      (0.0301)

        Cash Management Shares
        10/31/01                        $1.00    $0.0252     $(0.0252)
        10/31/00                         1.00     0.0329      (0.0329)
        06/14/99/2/ through 10/31/99     1.00     0.0099      (0.0099)
        Cash Reserve Shares
        10/31/01                        $1.00    $0.0262     $(0.0262)
        08/04/00/2/ through 10/31/00     1.00     0.0090      (0.0090)

       MuniCash Portfolio
       ------------------
        Institutional Shares
        10/31/01                        $1.00    $0.0325     $(0.0325)
        10/31/00                         1.00     0.0392      (0.0392)
        12/01/98 through 10/31/99        1.00     0.0281      (0.0281)
        11/30/98                         1.00     0.0346      (0.0346)
        11/30/97                         1.00     0.0358      (0.0358)
        11/30/96                         1.00     0.0350      (0.0350)
        Dollar Shares
        10/31/01                        $1.00    $0.0300     $(0.0300)
        10/31/00                         1.00     0.0367      (0.0367)
        12/01/98 through 10/31/99        1.00     0.0258      (0.0258)
        11/30/98                         1.00     0.0321      (0.0321)
        11/30/97                         1.00     0.0333      (0.0333)
        11/30/96                         1.00     0.0325      (0.0325)
        Cash Management Shares
        3/2/01/2/ through 10/31/01      $1.00    $0.0163     $(0.0163)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN    PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   3.06%      $688,837      0.20%          0.19%         0.39%        3.02%
 1.00   3.86        605,741      0.20           0.19          0.41         3.79
 1.00   3.02/1/     483,033      0.20/1/        0.20/1/       0.41/1/      2.96/1/
 1.00   3.32        467,760      0.25           0.25          0.41         3.26
 1.00   3.43        536,794      0.27           0.27          0.41         3.38
 1.00   3.31        530,204      0.27           0.27          0.42         3.26
$1.00   2.81%      $ 70,990      0.45%          0.44%         0.64%        2.66%
 1.00   3.60         63,619      0.45           0.44          0.66         3.55
 1.00   2.77/1/      56,238      0.45/1/        0.45/1/       0.66/1/      2.71/1/
 1.00   3.07         51,736      0.50           0.50          0.66         3.01
 1.00   3.18         67,387      0.52           0.52          0.66         3.13
 1.00   3.06         61,396      0.52           0.52          0.67         3.01

$1.00   2.55%      $  4,763      0.70%          0.69%         0.89%        2.39%
 1.00   3.34          3,663      0.70           0.69          0.90         3.33
 1.00   2.61/1/       2,712      0.70/1/        0.70/1/       0.92/1/      2.58/1/
$1.00   2.65%      $ 12,089      0.60%          0.59%         0.79%        2.68%
 1.00   3.74/1/      17,151      0.60/1/        0.59/1/       0.79/1/      3.69/1/

$1.00   3.30%      $809,890      0.20%          0.19%         0.40%        3.04%
 1.00   3.99        298,832      0.20           0.20          0.40         3.91
 1.00   3.11/1/     308,212      0.20/1/        0.20/1/       0.41/1/      3.05/1/
 1.00   3.51        500,254      0.18           0.18          0.40         3.47
 1.00   3.63        397,681      0.18           0.18          0.41         3.58
 1.00   3.56        281,544      0.18           0.18          0.42         3.50
$1.00   3.04%      $ 40,306      0.45%          0.45%         0.65%        3.19%
 1.00   3.73        101,373      0.45           0.45          0.65         3.63
 1.00   2.86/1/     123,017      0.45/1/        0.45/1/       0.66/1/      2.80/1/
 1.00   3.26         91,404      0.43           0.43          0.65         3.22
 1.00   3.38        150,089      0.43           0.43          0.66         3.33
 1.00   3.31        101,528      0.43           0.43          0.67         3.25
$1.00   2.47%/1/   $  5,118      0.69%/1/       0.69%/1/      0.89%/1/     2.36%/1/

                    BlackRock Provident institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                            DIVIDENDS TO
                                       NET ASSET            SHARESHOLDERS
                                         VALUE      NET       FROM NET
                                       BEGINNING INVESTMENT  INVESTMENT
       California Money Fund Portfolio OF PERIOD   INCOME      INCOME
       ------------------------------- --------- ---------- -------------
         Institutional Shares
         10/31/01                        $1.00    $0.0271     ($ 0.0271)
         10/31/00                         1.00     0.0326       (0.0326)
         02/01/99 through 10/31/99        1.00     0.0201       (0.0201)
         01/31/99                         1.00     0.0305       (0.0305)
         01/31/98                         1.00     0.0334       (0.0334)
         01/31/97                         1.00     0.0316       (0.0316)
         Dollar Shares
         10/31/01                        $1.00    $0.0246     ($ 0.0246)
         10/31/00                         1.00     0.0301       (0.0301)
         02/01/99 through 10/31/99        1.00     0.0182       (0.0182)
         01/31/99                         1.00     0.0280       (0.0280)
         01/31/98                         1.00     0.0309       (0.0309)
         01/31/97                         1.00     0.0291       (0.0291)

        New York Money Fund Portfolio
        -----------------------------
         Institutional Shares
         10/31/01                        $1.00    $0.0285     ($ 0.0285)
         10/31/00                         1.00     0.0364       (0.0364)
         08/01/99 through 10/31/99        1.00     0.0076       (0.0076)
         07/31/99                         1.00     0.0289       (0.0289)
         07/31/98                         1.00     0.0336       (0.0336)
         07/31/97                         1.00     0.0334       (0.0334)
         Dollar Shares/3/
         10/31/01                        $1.00    $0.0260     ($ 0.0260)
         10/31/00                         1.00     0.0205       (0.0205)
         08/01/99 through 10/31/99        1.00         --            --
         07/31/99                         1.00         --            --
         07/31/98                         1.00     0.0303       (0.0303)
         07/31/97                         1.00     0.0309       (0.0309)

--------
/1/  Annualized
/2/  Commencement of Operations
/3/ There were no dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.

                See accompanying notes to financial statements.

                                                           RATIO OF
                                             RATIO OF     EXPENSES TO RATIO OF NET
 NET                          RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                        EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,          NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------   ------------ ----------- ---------------- ----------- ------------
$1.00   2.74%     $542,541      0.20%          0.19%         0.44%        2.72%
 1.00   3.31       575,735      0.20           0.20          0.44         3.25
 1.00   2.73/1/    543,476      0.20/1/        0.20/1/       0.45/1/      2.68/1/
 1.00   3.09       549,170      0.20           0.20          0.45         3.02
 1.00   3.39       460,339      0.20           0.20          0.46         3.34
 1.00   3.21       326,521      0.20           0.20          0.48         3.15
$1.00   2.49%     $ 27,460      0.45%          0.44%         0.69%        2.45%
 1.00   3.05        10,212      0.45           0.45          0.69         2.98
 1.00   2.48/1/      8,288      0.45/1/        0.45/1/       0.70/1/      2.43/1/
 1.00   2.84       139,601      0.45           0.45          0.70         2.77
 1.00   3.14       130,547      0.45           0.45          0.71         3.09
 1.00   2.96       126,321      0.45           0.45          0.73         2.90

$1.00   2.89%     $369,989      0.20%          0.19%         0.44%        2.82%
 1.00   3.71       302,194      0.20           0.19          0.46         3.61
 1.00   3.06/1/    323,247      0.20/1/        0.20/1/       0.50/1/      3.02/1/
 1.00   2.93       295,728      0.20           0.20          0.48         2.87
 1.00   3.41       318,091      0.20           0.20          0.48         3.35
 1.00   3.39       269,821      0.20           0.20          0.49         3.34
$1.00   2.63%     $  3,896      0.45%          0.44%         0.69%        2.52%
 1.00   3.73/1/      1,647      0.45/1/        0.44/1/       0.70/1/      3.66/1/
 1.00     --            --        --             --            --           --
 1.00     --            --        --             --            --           --
 1.00   3.16/1/         --      0.45/1/        0.45/1/       0.73/1/      3.11/1/
 1.00   3.14         1,148      0.45           0.45          0.74         3.09

                         Notes to Financial Statements

   BlackRock Provident Institutional Funds (''BPIF'' or the ''Company'') (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies:
(1) Temporary Investment Fund, Inc. (''Temp''), (2) Trust for Federal Securities (''Fed''), (3) Municipal Fund for Temporary Investment (''Muni''),
(4) Municipal Fund for California Investors, Inc. (''Cal Muni'') and (5) Municipal Fund for New York Investors, Inc. (''NY Muni''), (together the ''Predecessor Companies''). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows:
Temp--TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF.

   The fiscal year end for BPIF is October 31. BPIF is a no-load, open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund and New York Money Fund, which are non-diversified portfolios because they emphasize investments in California Municipal Obligations and New York Municipal Obligations, respectively, is a diversified portfolio under the Investment Company Act of 1940, as amended.

   TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers three classes of shares: Institutional Shares, Dollar Shares and Cash Management Shares. New York Money Fund offers four classes of shares:
Institutional Shares, Dollar Shares, Plus Shares and Cash Management Shares. TempFund, T-Fund, MuniFund and California Money Fund each offers six classes of shares: Institutional Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and as specified in a servicing agreement, institutions other than broker/dealers (''Service Organizations''), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers (''Broker/Dealers''), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of October 31, 2001, no Administration Shares or Plus Shares were outstanding.

   Certain California municipal obligations in the California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

   Certain New York municipal obligations in the New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A) Summary of Significant Accounting Policies

   Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Certain prior year amounts have been restated to conform with current year presentation.

   Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

   Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

   Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, are distributed at least annually.

   Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

   Security Transactions and Investment Income--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes based on their relative average daily net assets.

(B) Transactions with Affiliates and Related Parties

   Under agreements between the Company and BlackRock Institutional Management Corporation (''BIMC''), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company's portfolios and maintains their financial accounts. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's custodian and PFPC Inc. (''PFPC''), an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's transfer agent and Co-Administrator.

   BlackRock Distributors, Inc. (''BDI''), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Company's distributor. No compensation is payable by the Company to BDI for its distribution services.

   The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the ''Co-Administrators''). Prior to the reorganization as discussed in note A, Provident Distributors, Inc. was co-administrator with PFPC.

   In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of next $1 billion,
 .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to the TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' daily average net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion,
 .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Co-Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

   The Co-Administrators and BIMC have also agreed to reduce their fees to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed
 .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the year ended October 31, 2001, the Co-Administrators and BIMC, (as Advisor), waived a total of $4,276,747 of the administration and advisory fees payable to them with respect to TempFund, $5,225,929 with respect to TempCash, $1,463,053 with respect to FedFund, $2,058,336 with respect to T-Fund, $191,225 with respect to Federal Trust Fund, $989,208 with respect to Treasury Trust Fund, $1,547,108 with respect to MuniFund, $1,046,792 with respect to MuniCash, $1,333,396 with respect to California Money Fund and $902,725 with respect to New York Money Fund.

   Pursuant to the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("Custody Credits"). For the year ended October 31, 2001, custody credits earned were as follows:
$37,277 with respect to FedFund, $127,662 with respect to T-Fund, $822 with respect to Federal Trust Fund, $76,388 with respect to MuniFund, $36,310 with respect to MuniCash, $37,497 with respect to California Money Fund and $35,700 with respect to New York Money Fund.

   For the year ended October 31, 2001, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $9,781,523 with respect to TempFund, $32,091 with respect to TempCash, $1,359,263 with respect to FedFund, $397,206 with respect to T-Fund, $225,999 with respect to Treasury Trust Fund and $3,265 with respect to MuniFund.

(C) Capital Shares

   The Company's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

   Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

   Transactions in capital shares for each period were as follows:

                                                     TEMPFUND PORTFOLIO
                                            ------------------------------------
                                               YEAR ENDED         YEAR ENDED
                                            OCTOBER 31, 2001   OCTOBER 31, 2000
                                            -----------------  -----------------
Shares sold:
   Institutional Shares.................... $ 291,136,390,458  $ 233,444,789,636
   Dollar Shares...........................    42,993,927,492      5,682,299,127
   Cash Management Shares..................       278,044,782        104,883,430
   Cash Reserve Shares.....................        80,359,252        311,020,792
Shares issued in reinvestment of dividends:
   Institutional Shares....................       426,689,861        358,210,499
   Dollar Shares...........................        15,721,595         19,818,020
   Cash Management Shares..................           485,338                 --
   Cash Reserve Shares.....................        10,739,195          2,757,767
Shares redeemed:
   Institutional Shares....................  (281,276,586,327)  (231,823,955,666)
   Dollar Shares...........................   (38,147,754,956)    (5,333,545,014)
   Cash Management Shares..................      (250,730,743)       (88,709,863)
   Cash Reserve Shares.....................      (105,319,161)       (91,452,624)
                                            -----------------  -----------------
Net increase............................... $  15,161,966,786  $   2,586,116,104
                                            =================  =================

                                                    TEMPCASH PORTFOLIO
                                            ----------------------------------
                                               YEAR ENDED        YEAR ENDED
                                            OCTOBER 31, 2001  OCTOBER 31, 2000
                                            ----------------  ----------------
Shares sold:
   Institutional Shares.................... $ 46,859,016,730  $ 34,276,298,592
   Dollar Shares...........................    1,632,750,925     1,986,173,641
Shares issued in reinvestment of dividends:
   Institutional Shares....................       82,159,514        64,761,562
   Dollar Shares...........................       19,383,231        17,466,234
Shares redeemed:
   Institutional Shares....................  (45,803,980,558)  (32,506,757,251)
   Dollar Shares...........................   (1,632,727,400)   (1,977,412,727)
                                            ----------------  ----------------
Net increase............................... $  1,156,602,442  $  1,860,530,051
                                            ================  ================

                                                    FEDFUND PORTFOLIO
                                            ---------------------------------
                                               YEAR ENDED        YEAR ENDED
                                            OCTOBER 31, 2001  OCTOBER 31, 2000
                                            ----------------  ----------------
Shares sold:
   Institutional Shares.................... $ 11,947,448,243  $ 7,506,942,425
   Dollar Shares...........................    7,657,470,924      819,993,852
Shares issued in reinvestment of dividends:
   Institutional Shares....................       18,459,433       12,403,245
   Dollar Shares...........................          298,339          461,075
Shares redeemed:
   Institutional Shares....................  (11,681,659,188)  (6,861,881,578)
   Dollar Shares...........................   (7,060,140,176)    (638,557,269)
                                            ----------------  ---------------
Net increase............................... $    881,877,575  $   839,361,750
                                            ================  ===============

                                                     T-FUND PORTFOLIO
                                            ----------------------------------
                                               YEAR ENDED        YEAR ENDED
                                            OCTOBER 31, 2001  OCTOBER 31, 2000
                                            ----------------  ----------------
Shares sold:
   Institutional Shares.................... $ 21,020,688,397  $ 22,372,243,692
   Dollar Shares...........................    3,898,810,626     4,292,507,682
   Cash Management Shares..................      156,114,797       147,016,725
Shares issued in reinvestment of dividends:
   Institutional Shares....................       41,500,424        63,665,722
   Dollar Shares...........................        6,387,396         6,460,654
   Cash Management Shares..................           27,562               606
Shares redeemed:
   Institutional Shares....................  (20,689,519,797)  (22,623,845,649)
   Dollar Shares...........................   (3,993,784,475)   (4,280,849,103)
   Cash Management Shares..................     (172,944,923)      (87,787,886)
                                            ----------------  ----------------
Net increase (decrease).................... $    267,280,007  $   (110,587,557)
                                            ================  ================

                                              FEDERAL TRUST FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 1,064,950,110   $ 748,936,322
   Dollar Shares...........................     107,721,573     132,464,351
Shares issued in reinvestment of dividends:
   Institutional Shares....................       2,199,020       1,652,645
   Dollar Shares...........................           9,662          10,830
Shares redeemed:
   Institutional Shares....................  (1,018,599,472)   (831,554,662)
   Dollar Shares...........................    (106,682,277)   (146,816,404)
                                            ---------------   -------------
Net increase (decrease).................... $    49,598,616   $ (95,306,918)
                                            ===============   =============

                                              TREASURY TRUST FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 6,547,282,174  $ 5,794,428,275
   Dollar Shares...........................   1,158,977,136    1,424,771,205
   Cash Management Shares..................      68,329,894               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................      13,833,822       13,203,897
   Dollar Shares...........................      11,636,123       12,428,772
   Cash Management Shares..................         156,260               --
Shares redeemed:
   Institutional Shares....................  (6,640,965,615)  (5,787,047,066)
   Dollar Shares...........................  (1,101,184,727)  (1,525,540,705)
   Cash Management Shares..................     (60,121,747)              --
                                            ---------------  ---------------
Net decrease............................... $    (2,056,680) $   (67,755,622)
                                            ===============  ===============

                                                   MUNIFUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 6,147,675,424  $ 6,193,963,872
   Dollar Shares...........................     243,871,021      180,305,122
   Cash Management Shares..................      25,738,407       21,482,043
   Cash Reserve Shares.....................       7,313,940       25,235,520
Shares issued in reinvestment of dividends:
   Institutional Shares....................       2,085,368        3,142,617
   Dollar Shares...........................       1,010,967        2,067,687
   Cash Management Shares..................              --               --
   Cash Reserve Shares.....................         429,907          125,760
Shares redeemed:
   Institutional Shares....................  (6,066,755,393)  (6,074,386,690)
   Dollar Shares...........................    (237,513,350)    (174,990,325)
   Cash Management Shares..................     (24,609,069)     (20,560,843)
   Cash Reserve Shares.....................     (12,807,175)      (8,210,599)
                                            ---------------  ---------------
Net increase............................... $    86,440,047  $   148,174,164
                                            ===============  ===============

                                                   MUNICASH PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 5,743,733,721  $ 4,187,265,384
   Dollar Shares...........................     138,091,031      231,819,362
   Cash Management Shares..................       7,070,022               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................       3,061,736        4,409,805
   Dollar Shares...........................       1,213,100        1,554,798
   Cash Management Shares..................          57,290               --
Shares redeemed:
   Institutional Shares....................  (5,235,758,816)  (4,201,042,581)
   Dollar Shares...........................    (200,373,471)    (255,013,555)
   Cash Management Shares..................      (2,010,121)              --
                                            ---------------  ---------------
Net increase (decrease).................... $   455,084,492  $   (31,006,787)
                                            ===============  ===============

                                             CALIFORNIA MONEY FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 2,308,153,711  $ 2,857,526,112
   Dollar Shares...........................      52,583,491       34,813,662
Shares issued in reinvestment of dividends:
   Institutional Shares....................         323,172          443,981
   Dollar Shares...........................              --               --
Shares redeemed:
   Institutional Shares....................  (2,341,607,368)  (2,825,714,720)
   Dollar Shares...........................     (35,333,586)     (32,890,286)
                                            ---------------  ---------------
Net increase (decrease).................... $   (15,880,580) $    34,178,749
                                            ===============  ===============

                                              NEW YORK MONEY FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2001 OCTOBER 31, 2000
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 2,010,283,403  $ 1,445,968,111
   Dollar Shares...........................       9,063,686        4,678,102
Shares issued in reinvestment of dividends:
   Institutional Shares....................         123,729          131,636
   Dollar Shares...........................          65,059           30,907
Shares redeemed:
   Institutional Shares....................  (1,942,615,167)  (1,467,157,791)
   Dollar Shares...........................      (6,880,589)      (3,061,682)
                                            ---------------  ---------------
Net increase (decrease).................... $    70,040,121  $   (19,410,717)
                                            ===============  ===============

   On October 31, 2001, one shareholder held approximately 14% of the outstanding shares of TempFund, two shareholders held approximately 35% of T-Fund, two shareholders held approximately 34% of Federal Trust Fund, one shareholder held approximately 18% of Treasury Trust Fund, one shareholder held approximately 25% of MuniFund and two shareholders held approximately 39% of California Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)  At October 31, 2001, net assets consisted of :

                                             TEMPFUND         TEMPCASH        FEDFUND
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ---------------  --------------  --------------
Paid-in capital.......................... $32,093,037,781  $5,370,134,991  $2,498,821,526
Accumulated net realized gain (loss) on
  security transactions..................         680,943         137,159         (38,281)
                                          ---------------  --------------  --------------
   Net Assets............................ $32,093,718,724  $5,370,272,150  $2,498,783,245
                                          ===============  ==============  ==============

                                              T-FUND       FEDERAL TRUST   TREASURY TRUST
                                             PORTFOLIO     FUND PORTFOLIO  FUND PORTFOLIO
                                          ---------------  --------------  --------------
Paid-in capital.......................... $ 3,170,047,547  $  201,315,732  $1,155,558,526
Accumulated net realized loss on security
  transactions...........................         (59,170)        (57,663)       (448,175)
                                          ---------------  --------------  --------------
   Net Assets............................ $ 3,169,988,377  $  201,258,069  $1,155,110,351
                                          ===============  ==============  ==============

                                                         MUNIFUND      MUNICASH
                                                        PORTFOLIO     PORTFOLIO
                                                       ------------  ------------
Paid-in capital....................................... $776,739,936  $855,461,452
Accumulated net realized loss on security transactions      (60,804)     (147,765)
                                                       ------------  ------------
   Net Assets......................................... $776,679,132  $855,313,687
                                                       ============  ============

                                                        CALIFORNIA     NEW YORK
                                                        MONEY FUND    MONEY FUND
                                                        PORTFOLIO     PORTFOLIO
                                                       ------------  ------------
Paid-in capital....................................... $570,140,802  $373,886,105
Accumulated net realized loss on security transactions     (140,184)       (1,390)
                                                       ------------  ------------
   Net Assets......................................... $570,000,618  $373,884,715
                                                       ============  ============

                   Notes to Financial Statements (Concluded)


(E) Capital Loss Carryover

   At October 31, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                 CAPITAL LOSS  YEAR OF
                                 CARRYFORWARD EXPIRATION
                                 ------------ ----------
FedFund Portfolio:                 $ 14,950      2004
                                     23,331      2005

T-Fund Portfolio:                    59,170      2008

Federal Trust Fund Portfolio:        32,894      2003
                                     16,364      2004
                                      8,405      2005

Treasury Trust Fund Portfolio:      154,882      2004
                                     66,491      2007
                                    123,242      2008
                                     91,820      2009

MuniFund Portfolio:                  16,434      2006
                                     30,617      2007
                                     13,753      2008

MuniCash Portfolio:                  96,978      2002
                                     28,918      2007
                                     21,869      2008

California Money Fund Portfolio:     61,170      2002
                                      1,064      2003
                                     12,123      2005
                                     65,827      2009

New York Money Fund Portfolio:        1,390      2006

   In accordance with Statement of Position 93-2 ''DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTION BY INVESTMENT COMPANIES'', New York Money Fund made reductions to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for Federal Income Tax purposes of $97 as of 10/31/01 and $10,920 as of 10/31/00. California Money Fund made reductions to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for federal income tax purposes of $51,940 as of 10/31/00.

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of BlackRock Provident Institutional Funds

   In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (Portfolios of BlackRock Provident Institutional Funds, formerly Provident Institutional Funds, hereafter referred to as "BPIF") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for the two years in the period then ended and the eleven months in the period ended October 31, 1999 (for MuniFund and MuniCash) and for each of the periods presented (for TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, California Money Fund and New York Money Fund), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of BPIF's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   The financial highlights for the three years in the period ended November 30, 1998 of MuniFund and MuniCash were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
December 7, 2001

Trustees
   Ralph Schlosstein
      Chairman & President

   G. Nicholas Beckwith
   Jerrold B. Harris
   Rodney D. Johnson
   Joseph Platt
   Robert C. Robb, Jr.
   Kenneth L. Urish
   Frederick W. Winter

Investment Adviser
      BlackRock Institutional Management Corporation
      100 Bellevue Parkway
      Wilmington, DE 19809

Co-Administrators
      PFPC Inc.
      400 Bellevue Parkway
      Wilmington, DE 19809

      BlackRock Institutional Management Corporation
      100 Bellevue Parkway
      Wilmington, DE 19809

Distributor
      BlackRock Distributors, Inc.
      3200 Horizon Drive
      King of Prussia, PA 19406

Transfer Agent
      PFPC Inc.
      PO Box 8950
      Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                                     BPIF-A-001